Wilton Reassurance Life
Co of New York
Separate Account A

Financial Statements as of December 31, 2024 and for
the Years Ended December 31, 2024 and 2023 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of Wilton Reassurance Life Co of New York and the contractholders of
Wilton Reassurance Life Co of New York Separate Account A

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of net assets of each of the sub-accounts of Wilton Reassurance Life Co of New York Separate Account A (the “Account”) listed in Note 1 (collectively, the “sub-accounts”) as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, except for the sub-accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the sub-accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts as of December 31, 2024, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Sub-Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
AST Mid-Cap Growth Portfolio	For the period from January 1, 2024 to December 13, 2024 (cessation of operations)	For the period from January 1, 2024 to December 13, 2024 (cessation of operations) and year ended December 31, 2023	For the period from January 1, 2024 to December 13, 2024 (cessation of operations) and years ended December 31, 2023, 2022, 2021 and 2020
AST Mid-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio	For the period from January 1, 2024 to December 6, 2024 (cessation of operations)	For the period from January 1, 2024 to December 6, 2024 (cessation of operations) and year ended December 31, 2023	For the period from January 1, 2024 to December 6, 2024 (cessation of operations) and years ended December 31, 2023, 2022, 2021 and 2020
Morgan Stanley VIF Global Infrastructure Portfolio - Class I
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
Morgan Stanley VIF U.S. Real Estate Portfolio - Class I
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II
AST Balanced Asset Allocation Portfolio	For the period from December 6, 2024 (commencement of operations) to December 31, 2024
Invesco V.I. Conservative Balanced Fund - Series II	For the period from January 1, 2024 to April 26, 2024 (cessation of operations)	For the period from January 1, 2024 to April 26, 2024 (cessation of operations) and year ended December 31, 2023	For the period from January 1, 2024 to April 26, 2024 (cessation of operations) and years ended December 31, 2023, 2022 and 2021

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I	For the year ended December 31, 2024	For the two years ended December 31, 2024	For the years ended December 31, 2024 and 2023 and period from April 29, 2022 (commencement of operations) to December 31, 2022
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Stamford, Connecticut
April 9, 2025

We have served as the auditor of Wilton Reassurance Life Co of New York Separate Account A since 1995.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

					Allspring VT
	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Index
	VPS Discovery	VPS International	VPS Large Cap	VPS Relative	Asset Allocation
	Value Portfolio -	Value Portfolio -	Growth Portfolio -	Value Portfolio -	Fund -
	Class B	Class B	Class B	Class B	Class 2
ASSETS
Investments, at fair value	$393,062	$118,680	$1,449,041	$1,661,005	$203,956
Total assets	$393,062	$118,680	$1,449,041	$1,661,005	$203,956
NET ASSETS
Accumulation units	$393,062	$118,680	$1,443,305	$1,642,497	$203,956
Contracts in payout (annuitization) period	—	—	5,736	18,508	—
Total net assets	$393,062	$118,680	$1,449,041	$1,661,005	$203,956
FUND SHARE INFORMATION
Number of shares	21,813	7,880	18,177	53,806	10,270
Cost of investments	$376,637	$132,107	$1,081,929	$1,422,561	$164,883
UNIT VALUE (1)
Lowest	$51.37	$10.94	$37.11	$35.91	$34.41
Highest	$58.60	$12.33	$83.84	$48.34	$34.41

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

					Allspring VT
	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Index
	VPS Discovery	VPS International	VPS Large Cap	VPS Relative	Asset Allocation
	Value Portfolio -	Value Portfolio -	Growth Portfolio -	Value Portfolio -	Fund -
	Class B	Class B	Class B	Class B	Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$2,572	$2,970	$—	$20,968	$2,566
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(6,689)	(2,114)	(23,462)	(24,185)	(2,250)
Administrative expense	(761)	(251)	(2,449)	(2,305)	(196)
Net investment income (loss)	(4,878)	605	(25,911)	(5,522)	120
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	41,350	21,090	283,674	160,325	3,486
Cost of investments sold	39,898	21,824	221,139	138,457	2,844
Realized gains (losses) on fund shares:	1,452	(734)	62,535	21,868	642
Realized gain distributions	20,267	—	71,133	59,001	12,299
Net realized gains (losses)	21,719	(734)	133,668	80,869	12,941
Change in unrealized gains (losses)	12,528	4,880	194,315	94,380	11,108
Net realized and change in
unrealized gains (losses) on investments	34,247	4,146	327,983	175,249	24,049
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$29,369	$4,751	$302,072	$169,727	$24,169

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

		AST		AST
	Allspring VT	Academic	AST	Balanced	AST
	Opportunity	Strategies	Advanced	Asset	Government
	Fund -	Asset Allocation	Strategies	Allocation	Money Market
	Class 2	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at fair value	$39,027	$17,033	$26,328	$32,164	$9
Total assets	$39,027	$17,033	$26,328	$32,164	$9
NET ASSETS
Accumulation units	$39,027	$17,033	$26,328	$32,164	$9
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$39,027	$17,033	$26,328	$32,164	$9
FUND SHARE INFORMATION
Number of shares	1,453	878	912	1,148	9
Cost of investments	$32,353	$7,669	$9,597	$33,243	$9
UNIT VALUE (1)
Lowest	$25.22	$11.76	$18.32	$17.46	$7.29
Highest	$25.22	$19.06	$28.75	$26.88	$10.13

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

		AST		AST
	Allspring VT	Academic	AST	Balanced	AST
	Opportunity	Strategies	Advanced	Asset	Government
	Fund -	Asset Allocation	Strategies	Allocation	Money Market
	Class 2	Portfolio	Portfolio	Portfolio	Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$18	$—	$—	$—	$9
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(442)	(337)	(410)	(35)	(2)
Administrative expense	(38)	(26)	(39)	(3)	—
Net investment income (loss)	(462)	(363)	(449)	(38)	7
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,063	1,469	466	39	2,751
Cost of investments sold	2,496	680	175	40	2,751
Realized gains (losses) on fund shares:	567	789	291	(1)	—
Realized gain distributions	3,844	—	—	—	—
Net realized gains (losses)	4,411	789	291	(1)	—
Change in unrealized gains (losses)	943	499	2,349	(1,079)	—
Net realized and change in
unrealized gains (losses) on investments	5,354	1,288	2,640	(1,080)	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,892	$925	$2,191	$(1,118)	$7

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

		AST
	AST	J.P. Morgan	AST	AST	AST
	International	Conservative	Large-Cap	Large-Cap	Mid-Cap
	Equity	Multi-Asset	Growth	Value	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at fair value	$2,371	$17,756	$21,535	$12,676	$—
Total assets	$2,371	$17,756	$21,535	$12,676	$—
NET ASSETS
Accumulation units	$2,371	$17,756	$21,535	$12,676	$—
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$2,371	$17,756	$21,535	$12,676	$—
FUND SHARE INFORMATION
Number of shares	88	719	228	241	—
Cost of investments	$671	$9,764	$14,908	$12,310	$—
UNIT VALUE (1)
Lowest	$12.93	$13.01	$51.74	$20.01	$—
Highest	$27.01	$18.28	$87.00	$44.76	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

		AST
	AST	J.P. Morgan	AST	AST	AST
	International	Conservative	Large-Cap	Large-Cap	Mid-Cap
	Equity	Multi-Asset	Growth	Value	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(30)	(281)	(181)	(61)	(67)
Administrative expense	(4)	(26)	(22)	(8)	(8)
Net investment income (loss)	(34)	(307)	(203)	(69)	(75)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	37	319	224	75	6,288
Cost of investments sold	10	178	137	64	2,675
Realized gains (losses) on fund shares:	27	141	87	11	3,613
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	27	141	87	11	3,613
Change in unrealized gains (losses)	99	909	3,356	137	(2,644)
Net realized and change in
unrealized gains (losses) on investments	126	1,050	3,443	148	969
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$92	$743	$3,240	$79	$894

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

		AST	AST		AST
	AST	Preservation	Prudential	AST	T. Rowe Price
	Mid-Cap	Asset	Growth	Small-Cap	Asset
	Value	Allocation	Allocation	Equity	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at fair value	$—	$61,116	$29,170	$5,329	$—
Total assets	$—	$61,116	$29,170	$5,329	$—
NET ASSETS
Accumulation units	$—	$61,116	$29,170	$5,329	$—
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$—	$61,116	$29,170	$5,329	$—
FUND SHARE INFORMATION
Number of shares	—	2,872	1,179	66	—
Cost of investments	$—	$32,566	$23,809	$4,298	$—
UNIT VALUE (1)
Lowest	$—	$14.09	$15.37	$29.38	$—
Highest	$—	$18.92	$27.79	$52.73	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

		AST	AST		AST
	AST	Preservation	Prudential	AST	T. Rowe Price
	Mid-Cap	Asset	Growth	Small-Cap	Asset
	Value	Allocation	Allocation	Equity	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(94)	(801)	(520)	(64)	(563)
Administrative expense	(11)	(90)	(49)	(8)	(53)
Net investment income (loss)	(105)	(891)	(569)	(72)	(616)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	8,572	951	27,972	80	76,125
Cost of investments sold	2,332	520	23,640	69	63,351
Realized gains (losses) on fund shares:	6,240	431	4,332	11	12,774
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	6,240	431	4,332	11	12,774
Change in unrealized gains (losses)	(5,057)	4,034	(302)	683	(7,886)
Net realized and change in
unrealized gains (losses) on investments	1,183	4,465	4,030	694	4,888
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,078	$3,574	$3,461	$622	$4,272

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

		BNY Mellon	BNY Mellon VIF	BNY Mellon VIF	Fidelity® VIP
	BNY Mellon	Sustainable U.S.	Appreciation	Government	Contrafund℠
	Stock Index	Equity Portfolio,	Portfolio -	Money Market	Portfolio -
	Fund, Inc.	Inc.	Initial Shares	Portfolio	Initial Class
ASSETS
Investments, at fair value	$2,122,344	$137,864	$70,673	$180,747	$1,658,433
Total assets	$2,122,344	$137,864	$70,673	$180,747	$1,658,433
NET ASSETS
Accumulation units	$2,113,238	$137,864	$70,673	$180,747	$1,658,433
Contracts in payout (annuitization) period	9,106	—	—	—	—
Total net assets	$2,122,344	$137,864	$70,673	$180,747	$1,658,433
FUND SHARE INFORMATION
Number of shares	26,609	2,484	1,937	180,747	28,623
Cost of investments	$1,130,853	$85,093	$68,790	$180,747	$1,077,676
UNIT VALUE (1)
Lowest	$46.14	$31.75	$43.16	$10.26	$68.93
Highest	$46.14	$31.75	$43.16	$10.26	$73.03

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

		BNY Mellon	BNY Mellon VIF	BNY Mellon VIF	Fidelity® VIP
	BNY Mellon	Sustainable U.S.	Appreciation	Government	Contrafund℠
	Stock Index	Equity Portfolio,	Portfolio -	Money Market	Portfolio -
	Fund, Inc.	Inc.	Initial Shares	Portfolio	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$23,067	$690	$409	$8,542	$2,923
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(22,868)	(1,509)	(1,141)	(2,133)	(18,067)
Administrative expense	(1,988)	(131)	(99)	(185)	(1,571)
Net investment income (loss)	(1,789)	(950)	(831)	6,224	(16,715)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	88,631	4,782	49,336	14,085	113,020
Cost of investments sold	49,198	3,128	47,762	14,085	69,990
Realized gains (losses) on fund shares:	39,433	1,654	1,574	—	43,030
Realized gain distributions	120,987	822	8,158	—	186,092
Net realized gains (losses)	160,420	2,476	9,732	—	229,122
Change in unrealized gains (losses)	245,041	24,918	3,619	—	204,300
Net realized and change in
unrealized gains (losses) on investments	405,461	27,394	13,351	—	433,422
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$403,672	$26,444	$12,520	$6,224	$416,707

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Contrafund℠	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030
	Portfolio -	Portfolio℠ -	Portfolio℠ -	Portfolio℠ -	Portfolio℠ -
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments, at fair value	$1,312,381	$916,454	$57,419	$2,060,637	$19,564
Total assets	$1,312,381	$916,454	$57,419	$2,060,637	$19,564
NET ASSETS
Accumulation units	$1,229,036	$912,455	$54,816	$2,060,637	$19,564
Contracts in payout (annuitization) period	83,345	3,999	2,603	—	—
Total net assets	$1,312,381	$916,454	$57,419	$2,060,637	$19,564
FUND SHARE INFORMATION
Number of shares	23,647	34,466	5,041	163,673	1,202
Cost of investments	$902,269	$780,276	$63,526	$2,193,599	$14,227
UNIT VALUE (1)
Lowest	$43.85	$40.70	$16.56	$18.71	$21.39
Highest	$63.77	$40.70	$18.91	$21.37	$24.42

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Contrafund℠	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030
	Portfolio -	Portfolio℠ -	Portfolio℠ -	Portfolio℠ -	Portfolio℠ -
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$601	$16,069	$1,944	$54,529	$395
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(25,995)	(10,716)	(780)	(31,591)	(274)
Administrative expense	(3,315)	(932)	(111)	(3,954)	(37)
Net investment income (loss)	(28,709)	4,421	1,053	18,984	84
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	808,717	112,236	2,368	90,316	318
Cost of investments sold	474,660	91,827	2,659	94,703	230
Realized gains (losses) on fund shares:	334,057	20,409	(291)	(4,387)	88
Realized gain distributions	154,648	52,742	49	58,249	42
Net realized gains (losses)	488,705	73,151	(242)	53,862	130
Change in unrealized gains (losses)	12,483	43,108	1,194	38,131	1,133
Net realized and change in
unrealized gains (losses) on investments	501,188	116,259	952	91,993	1,263
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$472,479	$120,680	$2,005	$110,977	$1,347

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Government	Government	Growth	Growth
	Freedom Income	Money Market	Money Market	& Income	Opportunities
	Portfolio℠ -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
ASSETS
Investments, at fair value	$586,905	$5,233,743	$1,777,821	$31,066	$468,060
Total assets	$586,905	$5,233,743	$1,777,821	$31,066	$468,060
NET ASSETS
Accumulation units	$586,905	$4,785,933	$1,753,137	$31,066	$468,060
Contracts in payout (annuitization) period	—	447,810	24,684	—	—
Total net assets	$586,905	$5,233,743	$1,777,821	$31,066	$468,060
FUND SHARE INFORMATION
Number of shares	53,452	5,233,743	1,777,821	1,056	5,639
Cost of investments	$636,618	$5,233,743	$1,777,821	$19,604	$240,605
UNIT VALUE (1)
Lowest	$13.44	$10.32	$9.06	$41.52	$74.74
Highest	$15.35	$11.04	$10.27	$46.80	$74.74

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Government	Government	Growth	Growth
	Freedom Income	Money Market	Money Market	& Income	Opportunities
	Portfolio℠ -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$20,387	$161,211	$74,825	$381	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(6,677)	(41,615)	(23,591)	(450)	(5,313)
Administrative expense	(1,141)	(3,265)	(2,654)	(63)	(462)
Net investment income (loss)	12,569	116,331	48,580	(132)	(5,775)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	39,325	535,440	132,270	9,542	116,744
Cost of investments sold	42,110	535,440	132,270	5,680	68,968
Realized gains (losses) on fund shares:	(2,785)	—	—	3,862	47,776
Realized gain distributions	363	—	—	2,097	—
Net realized gains (losses)	(2,422)	—	—	5,959	47,776
Change in unrealized gains (losses)	6,934	—	—	405	103,415
Net realized and change in
unrealized gains (losses) on investments	4,512	—	—	6,364	151,191
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$17,081	$116,331	$48,580	$6,232	$145,416

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

	Fidelity® VIP
	Growth	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Opportunities	Growth	High Income	High Income	Index 500
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class 2	Initial Class	Initial Class	Service Class 2	Initial Class
ASSETS
Investments, at fair value	$425,759	$1,309,920	$121,430	$2,370	$1,131,616
Total assets	$425,759	$1,309,920	$121,430	$2,370	$1,131,616
NET ASSETS
Accumulation units	$425,759	$1,305,932	$121,430	$2,370	$1,131,616
Contracts in payout (annuitization) period	—	3,988	—	—	—
Total net assets	$425,759	$1,309,920	$121,430	$2,370	$1,131,616
FUND SHARE INFORMATION
Number of shares	5,299	13,513	25,727	530	1,987
Cost of investments	$315,851	$949,901	$139,154	$2,695	$416,813
UNIT VALUE (1)
Lowest	$73.80	$48.97	$21.90	$18.70	$45.96
Highest	$84.26	$53.92	$21.90	$21.08	$45.96

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

	Fidelity® VIP
	Growth	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Opportunities	Growth	High Income	High Income	Index 500
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class 2	Initial Class	Initial Class	Service Class 2	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$11	$7,155	$146	$13,801
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(5,134)	(14,999)	(1,398)	(36)	(12,698)
Administrative expense	(765)	(1,304)	(122)	(4)	(1,104)
Net investment income (loss)	(5,899)	(16,292)	5,635	106	(1)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	87,305	494,545	39,339	1,036	147,947
Cost of investments sold	75,008	307,409	46,585	1,229	59,282
Realized gains (losses) on fund shares:	12,297	187,136	(7,246)	(193)	88,665
Realized gain distributions	—	275,595	—	—	652
Net realized gains (losses)	12,297	462,731	(7,246)	(193)	89,317
Change in unrealized gains (losses)	117,592	(111,833)	10,178	253	137,743
Net realized and change in
unrealized gains (losses) on investments	129,889	350,898	2,932	60	227,060
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$123,990	$334,606	$8,567	$166	$227,059

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

		Fidelity® VIP
	Fidelity® VIP	Investment	Fidelity® VIP	Fidelity® VIP
	Index 500	Grade Bond	Mid Cap	Overseas	Franklin
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	DynaTech
	Service Class 2	Initial Class	Service Class 2	Initial Class	VIP Fund - Class 2
ASSETS
Investments, at fair value	$1,114,037	$275,621	$304,518	$98,187	$30,896
Total assets	$1,114,037	$275,621	$304,518	$98,187	$30,896
NET ASSETS
Accumulation units	$1,103,641	$275,621	$304,518	$98,187	$30,896
Contracts in payout (annuitization) period	10,396	—	—	—	—
Total net assets	$1,114,037	$275,621	$304,518	$98,187	$30,896
FUND SHARE INFORMATION
Number of shares	1,985	25,102	8,583	3,855	5,547
Cost of investments	$516,007	$318,154	$286,885	$77,280	$34,195
UNIT VALUE (1)
Lowest	$41.91	$19.54	$29.75	$19.96	$46.62
Highest	$47.85	$19.54	$46.20	$20.73	$52.55

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

		Fidelity® VIP
	Fidelity® VIP	Investment	Fidelity® VIP	Fidelity® VIP
	Index 500	Grade Bond	Mid Cap	Overseas	Franklin
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	DynaTech
	Service Class 2	Initial Class	Service Class 2	Initial Class	VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$12,230	$9,477	$1,033	$1,742	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(14,793)	(2,925)	(3,964)	(1,370)	(489)
Administrative expense	(2,308)	(254)	(567)	(119)	(54)
Net investment income (loss)	(4,871)	6,298	(3,498)	253	(543)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	514,019	21,430	18,859	39,409	881
Cost of investments sold	278,407	24,364	16,682	28,119	1,098
Realized gains (losses) on fund shares:	235,612	(2,934)	2,177	11,290	(217)
Realized gain distributions	653	—	39,942	4,678	—
Net realized gains (losses)	236,265	(2,934)	42,119	15,968	(217)
Change in unrealized gains (losses)	16,026	(3,196)	2,982	(10,357)	7,540
Net realized and change in
unrealized gains (losses) on investments	252,291	(6,130)	45,101	5,611	7,323
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$247,420	$168	$41,603	$5,864	$6,780

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

	Franklin		Franklin	Franklin
	Growth	Franklin	Large Cap	Mutual Global	Franklin
	and Income	Income	Growth	Discovery	Mutual Shares
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
ASSETS
Investments, at fair value	$3,435,147	$4,376,891	$4,357,802	$398,056	$2,772,065
Total assets	$3,435,147	$4,376,891	$4,357,802	$398,056	$2,772,065
NET ASSETS
Accumulation units	$3,332,876	$4,347,597	$4,274,887	$392,529	$2,699,638
Contracts in payout (annuitization) period	102,271	29,294	82,915	5,527	72,427
Total net assets	$3,435,147	$4,376,891	$4,357,802	$398,056	$2,772,065
FUND SHARE INFORMATION
Number of shares	481,788	304,797	209,913	22,694	169,132
Cost of investments	$4,145,919	$4,507,872	$3,802,735	$432,030	$2,806,256
UNIT VALUE (1)
Lowest	$30.32	$21.45	$41.96	$22.20	$22.22
Highest	$50.04	$26.73	$48.55	$31.81	$35.77

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

	Franklin		Franklin	Franklin
	Growth	Franklin	Large Cap	Mutual Global	Franklin
	and Income	Income	Growth	Discovery	Mutual Shares
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$82,705	$238,306	$—	$7,112	$59,067
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(47,001)	(60,877)	(59,025)	(6,869)	(42,523)
Administrative expense	(6,901)	(8,034)	(8,649)	(1,005)	(6,008)
Net investment income (loss)	28,803	169,395	(67,674)	(762)	10,536
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	932,741	996,146	1,160,418	201,962	1,091,985
Cost of investments sold	1,167,474	1,034,754	1,026,467	179,651	1,105,351
Realized gains (losses) on fund shares:	(234,733)	(38,608)	133,951	22,311	(13,366)
Realized gain distributions	70,412	19,525	491,074	29,887	61,425
Net realized gains (losses)	(164,321)	(19,083)	625,025	52,198	48,059
Change in unrealized gains (losses)	684,249	102,730	436,753	(27,650)	255,374
Net realized and change in
unrealized gains (losses) on investments	519,928	83,647	1,061,778	24,548	303,433
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$548,731	$253,042	$994,104	$23,786	$313,969

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

					Goldman Sachs
			Goldman Sachs	Goldman Sachs	VIT Small Cap
		Franklin	VIT Large	VIT Mid	Equity Insights
	Franklin	U.S. Government	Cap Value Fund -	Cap Value Fund -	Fund -
	Small Cap Value	Securities	Institutional	Institutional	Institutional
	VIP Fund - Class 2	VIP Fund - Class 2	Class	Class	Class
ASSETS
Investments, at fair value	$1,996,667	$688,787	$19,068	$65,198	$48,069
Total assets	$1,996,667	$688,787	$19,068	$65,198	$48,069
NET ASSETS
Accumulation units	$1,978,302	$681,419	$19,068	$65,198	$48,069
Contracts in payout (annuitization) period	18,365	7,368	—	—	—
Total net assets	$1,996,667	$688,787	$19,068	$65,198	$48,069
FUND SHARE INFORMATION
Number of shares	139,432	67,661	2,212	3,865	3,577
Cost of investments	$2,024,444	$807,372	$21,056	$62,694	$46,196
UNIT VALUE (1)
Lowest	$33.49	$10.17	$28.22	$35.85	$31.51
Highest	$65.15	$12.06	$31.80	$40.40	$35.51

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

					Goldman Sachs
			Goldman Sachs	Goldman Sachs	VIT Small Cap
		Franklin	VIT Large	VIT Mid	Equity Insights
	Franklin	U.S. Government	Cap Value Fund -	Cap Value Fund -	Fund -
	Small Cap Value	Securities	Institutional	Institutional	Institutional
	VIP Fund - Class 2	VIP Fund - Class 2	Class	Class	Class
NET INVESTMENT INCOME (LOSS)
Dividends	$20,067	$28,361	$264	$651	$453
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(28,968)	(11,822)	(263)	(1,084)	(781)
Administrative expense	(4,103)	(1,638)	(36)	(121)	(88)
Net investment income (loss)	(13,004)	14,901	(35)	(554)	(416)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	608,515	453,947	1,987	1,344	3,310
Cost of investments sold	643,918	495,410	2,126	1,260	3,171
Realized gains (losses) on fund shares:	(35,403)	(41,463)	(139)	84	139
Realized gain distributions	49,600	—	2,277	3,721	3,747
Net realized gains (losses)	14,197	(41,463)	2,138	3,805	3,886
Change in unrealized gains (losses)	202,690	30,425	557	2,843	3,619
Net realized and change in
unrealized gains (losses) on investments	216,887	(11,038)	2,695	6,648	7,505
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$203,883	$3,863	$2,660	$6,094	$7,089

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

	Goldman Sachs
	VIT U.S.	Invesco V.I.	Invesco V.I.
	Equity Insights	American	American	Invesco V.I.	Invesco V.I.
	Fund -	Franchise	Franchise	American Value	American Value
	Institutional	Fund -	Fund -	Fund -	Fund -
	Class	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$34,322	$6,635,680	$1,853,640	$2,792,019	$1,884,152
Total assets	$34,322	$6,635,680	$1,853,640	$2,792,019	$1,884,152
NET ASSETS
Accumulation units	$34,322	$6,450,864	$1,853,640	$2,633,200	$1,854,186
Contracts in payout (annuitization) period	—	184,816	—	158,819	29,966
Total net assets	$34,322	$6,635,680	$1,853,640	$2,792,019	$1,884,152
FUND SHARE INFORMATION
Number of shares	1,583	83,436	25,889	158,098	108,722
Cost of investments	$27,678	$4,240,997	$1,341,391	$2,465,257	$1,575,183
UNIT VALUE (1)
Lowest	$44.59	$27.64	$43.59	$14.65	$14.48
Highest	$50.26	$78.59	$73.68	$66.05	$68.58

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

	Goldman Sachs
	VIT U.S.	Invesco V.I.	Invesco V.I.
	Equity Insights	American	American	Invesco V.I.	Invesco V.I.
	Fund -	Franchise	Franchise	American Value	American Value
	Institutional	Fund -	Fund -	Fund -	Fund -
	Class	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$211	$—	$—	$25,652	$13,809
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(537)	(75,143)	(24,967)	(33,104)	(28,000)
Administrative expense	(71)	(6,380)	(2,522)	(3,060)	(3,595)
Net investment income (loss)	(397)	(81,523)	(27,489)	(10,512)	(17,786)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	13,885	1,110,359	172,334	363,432	504,361
Cost of investments sold	9,973	806,462	131,267	365,674	456,711
Realized gains (losses) on fund shares:	3,912	303,897	41,067	(2,242)	47,650
Realized gain distributions	4,555	—	—	59,473	41,406
Net realized gains (losses)	8,467	303,897	41,067	57,231	89,056
Change in unrealized gains (losses)	799	1,570,959	461,717	604,376	399,368
Net realized and change in
unrealized gains (losses) on investments	9,266	1,874,856	502,784	661,607	488,424
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$8,869	$1,793,333	$475,295	$651,095	$470,638

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Capital	Capital	Invesco V.I.	Invesco V.I.	Conservative
	Appreciation	Appreciation	Comstock	Comstock	Balanced
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series I	Series II	Series I	Series II	Series II
ASSETS
Investments, at fair value	$446,856	$5,833,759	$658,205	$4,588,496	$—
Total assets	$446,856	$5,833,759	$658,205	$4,588,496	$—
NET ASSETS
Accumulation units	$446,856	$5,725,916	$640,286	$4,544,676	$—
Contracts in payout (annuitization) period	—	107,843	17,919	43,820	—
Total net assets	$446,856	$5,833,759	$658,205	$4,588,496	$—
FUND SHARE INFORMATION
Number of shares	7,076	97,653	31,767	222,634	—
Cost of investments	$309,543	$4,285,523	$508,003	$3,510,296	$—
UNIT VALUE (1)
Lowest	$38.80	$44.00	$43.19	$32.29	$—
Highest	$38.80	$62.24	$53.18	$52.43	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Capital	Capital	Invesco V.I.	Invesco V.I.	Conservative
	Appreciation	Appreciation	Comstock	Comstock	Balanced
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series I	Series II	Series I	Series II	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$11,497	$69,014	$31,896
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(5,475)	(74,186)	(9,033)	(70,142)	(5,997)
Administrative expense	(476)	(10,926)	(701)	(8,813)	(833)
Net investment income (loss)	(5,951)	(85,112)	1,763	(9,941)	25,066
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	383,099	1,184,868	340,116	998,821	1,386,371
Cost of investments sold	321,650	972,124	261,702	733,495	1,365,088
Realized gains (losses) on fund shares:	61,449	212,744	78,414	265,326	21,283
Realized gain distributions	—	—	46,482	323,719	—
Net realized gains (losses)	61,449	212,744	124,896	589,045	21,283
Change in unrealized gains (losses)	88,993	1,441,645	(40,754)	17,998	(19,634)
Net realized and change in
unrealized gains (losses) on investments	150,442	1,654,389	84,142	607,043	1,649
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$144,491	$1,569,277	$85,905	$597,102	$26,715

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

					Invesco V.I.
			Invesco V.I.	Invesco V.I.	Discovery Mid
	Invesco V.I.	Invesco V.I.	Core Plus	Core Plus	Cap Growth
	Core Equity Fund -	Core Equity Fund -	Bond Fund -	Bond Fund -	Fund -
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$3,413,359	$27,830	$356,247	$1,924,490	$892,702
Total assets	$3,413,359	$27,830	$356,247	$1,924,490	$892,702
NET ASSETS
Accumulation units	$3,337,184	$27,830	$356,247	$1,895,114	$890,673
Contracts in payout (annuitization) period	76,175	—	—	29,376	2,029
Total net assets	$3,413,359	$27,830	$356,247	$1,924,490	$892,702
FUND SHARE INFORMATION
Number of shares	101,528	833	62,499	342,436	11,441
Cost of investments	$2,895,260	$23,201	$402,469	$1,979,931	$741,540
UNIT VALUE (1)
Lowest	$27.31	$30.34	$14.13	$9.79	$15.82
Highest	$64.73	$40.94	$17.86	$14.70	$27.15

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

					Invesco V.I.
			Invesco V.I.	Invesco V.I.	Discovery Mid
	Invesco V.I.	Invesco V.I.	Core Plus	Core Plus	Cap Growth
	Core Equity Fund -	Core Equity Fund -	Bond Fund -	Bond Fund -	Fund -
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$22,533	$128	$13,136	$68,351	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(39,161)	(416)	(4,361)	(26,798)	(10,862)
Administrative expense	(3,302)	(40)	(372)	(3,833)	(877)
Net investment income (loss)	(19,930)	(328)	8,403	37,720	(11,739)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	482,194	567	52,016	293,104	101,907
Cost of investments sold	415,313	468	54,164	294,074	94,581
Realized gains (losses) on fund shares:	66,881	99	(2,148)	(970)	7,326
Realized gain distributions	270,607	2,213	—	—	—
Net realized gains (losses)	337,488	2,312	(2,148)	(970)	7,326
Change in unrealized gains (losses)	381,300	3,255	565	(10,902)	180,179
Net realized and change in
unrealized gains (losses) on investments	718,788	5,567	(1,583)	(11,872)	187,505
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$698,858	$5,239	$6,820	$25,848	$175,766
(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

	Invesco V.I.
	Discovery Mid	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Cap Growth	Diversified	Diversified	Equally-Weighted	Equally-Weighted
	Fund -	Dividend Fund -	Dividend Fund -	S&P 500 Fund -	S&P 500 Fund -
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$1,991,762	$5,481,382	$624,220	$2,672,467	$1,718,954
Total assets	$1,991,762	$5,481,382	$624,220	$2,672,467	$1,718,954
NET ASSETS
Accumulation units	$1,984,950	$5,175,078	$624,220	$2,606,607	$1,718,954
Contracts in payout (annuitization) period	6,812	306,304	—	65,860	—
Total net assets	$1,991,762	$5,481,382	$624,220	$2,672,467	$1,718,954
FUND SHARE INFORMATION
Number of shares	29,759	211,800	24,384	94,068	63,127
Cost of investments	$1,857,589	$4,368,192	$458,231	$2,579,546	$1,670,925
UNIT VALUE (1)
Lowest	$15.48	$36.79	$28.44	$11.95	$11.74
Highest	$57.70	$114.56	$38.40	$12.21	$11.93

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

	Invesco V.I.
	Discovery Mid	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Cap Growth	Diversified	Diversified	Equally-Weighted	Equally-Weighted
	Fund -	Dividend Fund -	Dividend Fund -	S&P 500 Fund -	S&P 500 Fund -
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$101,771	$10,158	$42,217	$24,411
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(26,946)	(66,845)	(8,748)	(34,913)	(27,358)
Administrative expense	(3,576)	(5,412)	(788)	(2,658)	(2,945)
Net investment income (loss)	(30,522)	29,514	622	4,646	(5,892)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	405,823	337,137	74,868	237,729	95,559
Cost of investments sold	414,767	265,352	52,346	235,436	93,727
Realized gains (losses) on fund shares:	(8,944)	71,785	22,522	2,293	1,832
Realized gain distributions	—	216,610	24,761	63,836	42,882
Net realized gains (losses)	(8,944)	288,395	47,283	66,129	44,714
Change in unrealized gains (losses)	433,463	270,952	21,741	205,727	128,128
Net realized and change in
unrealized gains (losses) on investments	424,519	559,347	69,024	271,856	172,842
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$393,997	$588,861	$69,646	$276,502	$166,950

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

		Invesco V.I.			Invesco V.I.
	Invesco V.I.	Equity	Invesco V.I.	Invesco V.I.	Global
	Equity and Income	and Income	EQV International	EQV International	Core Equity
	Fund -	Fund -	Equity Fund -	Equity Fund -	Fund -
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$1,417,642	$1,897,991	$785,848	$43,999	$1,094,376
Total assets	$1,417,642	$1,897,991	$785,848	$43,999	$1,094,376
NET ASSETS
Accumulation units	$1,249,984	$1,880,548	$768,742	$43,999	$957,098
Contracts in payout (annuitization) period	167,658	17,443	17,106	—	137,278
Total net assets	$1,417,642	$1,897,991	$785,848	$43,999	$1,094,376
FUND SHARE INFORMATION
Number of shares	81,194	109,521	23,444	1,338	98,860
Cost of investments	$1,356,572	$1,789,148	$661,989	$41,763	$897,739
UNIT VALUE (1)
Lowest	$21.32	$21.72	$19.03	$12.78	$27.76
Highest	$52.29	$39.10	$36.05	$29.37	$49.62

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

		Invesco V.I.			Invesco V.I.
	Invesco V.I.	Equity	Invesco V.I.	Invesco V.I.	Global
	Equity and Income	and Income	EQV International	EQV International	Core Equity
	Fund -	Fund -	Equity Fund -	Equity Fund -	Fund -
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$25,227	$29,896	$14,462	$673	$12,143
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(17,266)	(24,005)	(10,239)	(673)	(13,592)
Administrative expense	(1,423)	(3,090)	(852)	(43)	(1,085)
Net investment income (loss)	6,538	2,801	3,371	(43)	(2,534)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	138,842	493,433	76,468	711	138,222
Cost of investments sold	134,201	465,212	60,725	639	120,715
Realized gains (losses) on fund shares:	4,641	28,221	15,743	72	17,507
Realized gain distributions	54,138	73,024	4,299	233	10,463
Net realized gains (losses)	58,779	101,245	20,042	305	27,970
Change in unrealized gains (losses)	76,831	55,211	(26,513)	(888)	124,988
Net realized and change in
unrealized gains (losses) on investments	135,610	156,456	(6,471)	(583)	152,958
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$142,148	$159,257	$(3,100)	$(626)	$150,424

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

				Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Global	Global
	Global	Global	Global	Strategic Income	Strategic Income
	Core Equity Fund -	Fund -	Fund -	Fund -	Fund -
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$200,846	$550,550	$1,061,253	$375,615	$3,742,172
Total assets	$200,846	$550,550	$1,061,253	$375,615	$3,742,172
NET ASSETS
Accumulation units	$200,846	$550,550	$1,058,118	$375,615	$3,637,786
Contracts in payout (annuitization) period	—	—	3,135	—	104,386
Total net assets	$200,846	$550,550	$1,061,253	$375,615	$3,742,172
FUND SHARE INFORMATION
Number of shares	18,078	13,767	27,451	87,556	846,645
Cost of investments	$159,231	$456,937	$937,155	$423,953	$4,247,344
UNIT VALUE (1)
Lowest	$23.02	$42.77	$34.97	$4.33	$12.54
Highest	$28.87	$42.77	$63.40	$21.46	$18.63

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

				Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Global	Global
	Global	Global	Global	Strategic Income	Strategic Income
	Core Equity Fund -	Fund -	Fund -	Fund -	Fund -
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$1,701	$—	$—	$11,525	$101,808
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(2,633)	(6,326)	(14,289)	(4,684)	(52,390)
Administrative expense	(259)	(550)	(2,073)	(407)	(7,550)
Net investment income (loss)	(1,191)	(6,876)	(16,362)	6,434	41,868
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	9,855	73,198	198,665	79,398	764,908
Cost of investments sold	7,999	61,604	170,410	88,192	858,829
Realized gains (losses) on fund shares:	1,856	11,594	28,255	(8,794)	(93,921)
Realized gain distributions	1,920	31,542	62,668	—	—
Net realized gains (losses)	3,776	43,136	90,923	(8,794)	(93,921)
Change in unrealized gains (losses)	24,298	37,589	71,573	10,177	106,835
Net realized and change in
unrealized gains (losses) on investments	28,074	80,725	162,496	1,383	12,914
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$26,883	$73,849	$146,134	$7,817	$54,782

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Government	Government	Invesco V.I.	Growth
	Money Market	Money Market	Government	and Income	Invesco V.I.
	Fund -	Fund -	Securities Fund -	Fund -	High Yield Fund -
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$153,582	$15	$385,634	$2,276,919	$340,021
Total assets	$153,582	$15	$385,634	$2,276,919	$340,021
NET ASSETS
Accumulation units	$152,807	$15	$385,634	$2,242,345	$333,957
Contracts in payout (annuitization) period	775	—	—	34,574	6,064
Total net assets	$153,582	$15	$385,634	$2,276,919	$340,021
FUND SHARE INFORMATION
Number of shares	153,582	15	37,696	112,385	71,283
Cost of investments	$153,582	$15	$436,053	$2,111,016	$379,510
UNIT VALUE (1)
Lowest	$9.26	$8.84	$12.34	$31.24	$19.88
Highest	$12.00	$9.81	$16.87	$53.61	$37.46

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Government	Government	Invesco V.I.	Growth
	Money Market	Money Market	Government	and Income	Invesco V.I.
	Fund -	Fund -	Securities Fund -	Fund -	High Yield Fund -
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$7,457	$1	$10,936	$27,750	$19,042
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(2,132)	—	(4,851)	(34,554)	(4,346)
Administrative expense	(152)	—	(434)	(4,921)	(354)
Net investment income (loss)	5,173	1	5,651	(11,725)	14,342
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,841	—	85,309	764,477	75,718
Cost of investments sold	5,841	—	95,920	697,536	83,164
Realized gains (losses) on fund shares:	—	—	(10,611)	66,941	(7,446)
Realized gain distributions	—	—	—	142,690	—
Net realized gains (losses)	—	—	(10,611)	209,631	(7,446)
Change in unrealized gains (losses)	—	—	7,770	147,006	14,549
Net realized and change in
unrealized gains (losses) on investments	—	—	(2,841)	356,637	7,103
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,173	$1	$2,810	$344,912	$21,445

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street	Main Street	Main Street
	High Yield Fund -	Fund® -	Fund® -	Mid Cap Fund® -	Mid Cap Fund® -
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$339,058	$1,486,319	$7,404,952	$431,726	$47,684
Total assets	$339,058	$1,486,319	$7,404,952	$431,726	$47,684
NET ASSETS
Accumulation units	$331,077	$1,481,829	$7,286,236	$431,440	$47,684
Contracts in payout (annuitization) period	7,981	4,490	118,716	286	—
Total net assets	$339,058	$1,486,319	$7,404,952	$431,726	$47,684
FUND SHARE INFORMATION
Number of shares	71,987	72,823	373,799	38,685	4,461
Cost of investments	$387,693	$1,496,873	$7,689,687	$424,080	$47,460
UNIT VALUE (1)
Lowest	$11.90	$40.10	$38.59	$33.69	$29.28
Highest	$26.29	$40.10	$58.02	$47.57	$37.77

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street	Main Street	Main Street
	High Yield Fund -	Fund® -	Fund® -	Mid Cap Fund® -	Mid Cap Fund® -
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$18,285	$—	$—	$1,380	$55
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(5,369)	(16,299)	(94,938)	(5,038)	(680)
Administrative expense	(609)	(1,417)	(14,322)	(413)	(44)
Net investment income (loss)	12,307	(17,716)	(109,260)	(4,071)	(669)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	26,759	58,749	1,406,606	17,731	712
Cost of investments sold	30,493	58,636	1,453,057	18,370	742
Realized gains (losses) on fund shares:	(3,734)	113	(46,451)	(639)	(30)
Realized gain distributions	—	140,861	740,531	9,942	1,095
Net realized gains (losses)	(3,734)	140,974	694,080	9,303	1,065
Change in unrealized gains (losses)	9,845	150,775	876,305	53,568	5,387
Net realized and change in
unrealized gains (losses) on investments	6,111	291,749	1,570,385	62,871	6,452
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$18,418	$274,033	$1,461,125	$58,800	$5,783

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

	Invesco V.I.	Invesco V.I.
	Main Street	Main Street			Lord Abbett
	Small Cap	Small Cap	Invesco V.I.	Invesco V.I.	Bond Debenture
	Fund® -	Fund® -	Technology Fund -	Technology Fund -	Portfolio -
	Series I	Series II	Series I	Series II	Class VC
ASSETS
Investments, at fair value	$359,567	$2,215,211	$527,980	$281,397	$1,681,533
Total assets	$359,567	$2,215,211	$527,980	$281,397	$1,681,533
NET ASSETS
Accumulation units	$359,567	$2,164,857	$502,430	$281,397	$1,637,388
Contracts in payout (annuitization) period	—	50,354	25,550	—	44,145
Total net assets	$359,567	$2,215,211	$527,980	$281,397	$1,681,533
FUND SHARE INFORMATION
Number of shares	12,293	77,754	22,184	13,937	161,686
Cost of investments	$268,481	$1,687,306	$442,244	$310,682	$1,839,051
UNIT VALUE (1)
Lowest	$53.04	$39.66	$57.21	$53.66	$19.38
Highest	$53.04	$72.26	$64.77	$58.91	$22.52

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.
	Main Street	Main Street			Lord Abbett
	Small Cap	Small Cap	Invesco V.I.	Invesco V.I.	Bond Debenture
	Fund® -	Fund® -	Technology Fund -	Technology Fund -	Portfolio -
	Series I	Series II	Series I	Series II	Class VC
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$93,777
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(4,557)	(30,513)	(6,291)	(3,551)	(21,544)
Administrative expense	(396)	(4,471)	(484)	(248)	(3,301)
Net investment income (loss)	(4,953)	(34,984)	(6,775)	(3,799)	68,932
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	132,945	595,153	42,791	3,787	235,070
Cost of investments sold	101,875	464,718	39,501	4,590	253,871
Realized gains (losses) on fund shares:	31,070	130,435	3,290	(803)	(18,801)
Realized gain distributions	12,880	80,843	20,887	12,839	—
Net realized gains (losses)	43,950	211,278	24,177	12,036	(18,801)
Change in unrealized gains (losses)	2,612	57,360	116,318	59,170	37,795
Net realized and change in
unrealized gains (losses) on investments	46,562	268,638	140,495	71,206	18,994
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$41,609	$233,654	$133,720	$67,407	$87,926

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

	Lord Abbett		Lord Abbett
	Fundamental	Lord Abbett	Growth	Lord Abbett	LVIP Macquarie
	Equity	Growth and Income	Opportunities	Mid-Cap Stock	SMID Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Core Fund -
	Class VC	Class VC	Class VC	Class VC	Standard Class
ASSETS
Investments, at fair value	$706,720	$826,280	$808,596	$1,571,306	$347,468
Total assets	$706,720	$826,280	$808,596	$1,571,306	$347,468
NET ASSETS
Accumulation units	$706,720	$817,106	$798,256	$1,546,575	$347,468
Contracts in payout (annuitization) period	—	9,174	10,340	24,731	—
Total net assets	$706,720	$826,280	$808,596	$1,571,306	$347,468
FUND SHARE INFORMATION
Number of shares	38,471	20,698	69,407	59,407	12,493
Cost of investments	$628,950	$670,008	$852,416	$1,342,292	$292,329
UNIT VALUE (1)
Lowest	$32.74	$28.66	$39.84	$25.84	$43.80
Highest	$38.78	$34.23	$47.57	$31.27	$43.80

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

	Lord Abbett		Lord Abbett
	Fundamental	Lord Abbett	Growth	Lord Abbett	LVIP Macquarie
	Equity	Growth and Income	Opportunities	Mid-Cap Stock	SMID Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Core Fund -
	Class VC	Class VC	Class VC	Class VC	Standard Class
NET INVESTMENT INCOME (LOSS)
Dividends	$5,056	$6,946	$—	$7,188	$2,046
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(9,521)	(12,749)	(10,114)	(21,152)	(4,216)
Administrative expense	(1,413)	(1,823)	(1,510)	(3,082)	(367)
Net investment income (loss)	(5,878)	(7,626)	(11,624)	(17,046)	(2,537)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	122,009	346,545	154,510	253,924	73,105
Cost of investments sold	105,040	289,571	179,073	198,636	62,099
Realized gains (losses) on fund shares:	16,969	56,974	(24,563)	55,288	11,006
Realized gain distributions	38,313	60,317	—	161,571	16,257
Net realized gains (losses)	55,282	117,291	(24,563)	216,859	27,263
Change in unrealized gains (losses)	53,896	58,207	233,312	2,000	20,793
Net realized and change in
unrealized gains (losses) on investments	109,178	175,498	208,749	218,859	48,056
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$103,300	$167,872	$197,125	$201,813	$45,519

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

				MFS® VIT
	Macquarie VIP	MFS® VIT	MFS® VIT	Total Return	MFS® VIT II
	Small Cap	Investors Trust	New Discovery	Bond	High Yield
	Value Series -	Series -	Series -	Series -	Portfolio -
	Standard Class	Initial Class	Initial Class	Initial Class	Initial Class
ASSETS
Investments, at fair value	$650,817	$160,185	$203,317	$182,476	$90,411
Total assets	$650,817	$160,185	$203,317	$182,476	$90,411
NET ASSETS
Accumulation units	$644,554	$160,185	$203,317	$182,476	$90,411
Contracts in payout (annuitization) period	6,263	—	—	—	—
Total net assets	$650,817	$160,185	$203,317	$182,476	$90,411
FUND SHARE INFORMATION
Number of shares	16,077	4,031	14,722	15,868	18,010
Cost of investments	$499,565	$105,136	$244,401	$194,731	$103,370
UNIT VALUE (1)
Lowest	$75.01	$40.20	$34.55	$20.52	$24.99
Highest	$75.01	$40.20	$34.55	$20.52	$24.99

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

				MFS® VIT
	Macquarie VIP	MFS® VIT	MFS® VIT	Total Return	MFS® VIT II
	Small Cap	Investors Trust	New Discovery	Bond	High Yield
	Value Series -	Series -	Series -	Series -	Portfolio -
	Standard Class	Initial Class	Initial Class	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$8,669	$1,065	$—	$7,755	$5,487
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(7,496)	(1,918)	(2,348)	(2,127)	(1,113)
Administrative expense	(652)	(167)	(204)	(185)	(97)
Net investment income (loss)	521	(1,020)	(2,552)	5,443	4,277
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	52,463	27,510	11,048	21,833	21,930
Cost of investments sold	41,233	17,570	13,782	23,084	24,893
Realized gains (losses) on fund shares:	11,230	9,940	(2,734)	(1,251)	(2,963)
Realized gain distributions	23,937	10,835	—	—	—
Net realized gains (losses)	35,167	20,775	(2,734)	(1,251)	(2,963)
Change in unrealized gains (losses)	25,293	6,607	15,781	(2,041)	3,807
Net realized and change in
unrealized gains (losses) on investments	60,460	27,382	13,047	(3,292)	844
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$60,981	$26,362	$10,495	$2,151	$5,121

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

			Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging
	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class II	Class II	Class I	Class II
ASSETS
Investments, at fair value	$324,379	$1,693,338	$689,427	$79,766	$12,066
Total assets	$324,379	$1,693,338	$689,427	$79,766	$12,066
NET ASSETS
Accumulation units	$324,379	$1,680,638	$682,163	$79,766	$12,066
Contracts in payout (annuitization) period	—	12,700	7,264	—	—
Total net assets	$324,379	$1,693,338	$689,427	$79,766	$12,066
FUND SHARE INFORMATION
Number of shares	49,828	295,007	126,966	5,810	883
Cost of investments	$475,999	$2,383,997	$898,876	$74,542	$11,712
UNIT VALUE (1)
Lowest	$69.31	$40.68	$16.92	$24.67	$34.42
Highest	$87.90	$92.48	$29.47	$36.77	$39.27

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

			Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging
	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class II	Class II	Class I	Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$70,814	$1,775	$153
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(3,786)	(22,086)	(8,737)	(1,703)	(144)
Administrative expense	(270)	(2,874)	(1,306)	(123)	(23)
Net investment income (loss)	(4,056)	(24,960)	60,771	(51)	(14)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	27,778	347,958	62,710	62,287	3,542
Cost of investments sold	45,683	555,164	82,331	58,226	3,781
Realized gains (losses) on fund shares:	(17,905)	(207,206)	(19,621)	4,061	(239)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	(17,905)	(207,206)	(19,621)	4,061	(239)
Change in unrealized gains (losses)	119,130	760,215	21,724	6,104	844
Net realized and change in
unrealized gains (losses) on investments	101,225	553,009	2,103	10,165	605
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$97,169	$528,049	$62,874	$10,114	$591

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	Morgan Stanley
	Infrastructure	Infrastructure	Strategist	Strategist	VIF Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class II	Class I	Class II	Class I
ASSETS
Investments, at fair value	$—	$—	$1,139,062	$154,236	$8,588,293
Total assets	$—	$—	$1,139,062	$154,236	$8,588,293
NET ASSETS
Accumulation units	$—	$—	$996,110	$154,236	$8,007,605
Contracts in payout (annuitization) period	—	—	142,952	—	580,688
Total net assets	$—	$—	$1,139,062	$154,236	$8,588,293
FUND SHARE INFORMATION
Number of shares	—	—	123,677	16,912	438,850
Cost of investments	$—	$—	$1,192,845	$162,069	$10,231,909
UNIT VALUE (1)
Lowest	$—	$—	$16.91	$17.44	$19.03
Highest	$—	$—	$81.58	$23.58	$104.97

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	Morgan Stanley
	Infrastructure	Infrastructure	Strategist	Strategist	VIF Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class II	Class I	Class II	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$29,240	$1,647	$—	$—	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(12,206)	(803)	(14,793)	(2,397)	(89,335)
Administrative expense	(980)	(64)	(1,175)	(197)	(7,557)
Net investment income (loss)	16,054	780	(15,968)	(2,594)	(96,892)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,380,716	73,051	127,453	53,265	919,702
Cost of investments sold	1,520,351	82,393	138,307	59,281	1,420,661
Realized gains (losses) on fund shares:	(139,635)	(9,342)	(10,854)	(6,016)	(500,959)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	(139,635)	(9,342)	(10,854)	(6,016)	(500,959)
Change in unrealized gains (losses)	273,346	17,708	94,835	17,837	3,307,485
Net realized and change in
unrealized gains (losses) on investments	133,711	8,366	83,981	11,821	2,806,526
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$149,765	$9,146	$68,013	$9,227	$2,709,634

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

				PIMCO VIT
		Morgan Stanley	Morgan Stanley	Commodity	PIMCO VIT
	Morgan Stanley	VIF U.S.	VIF U.S.	RealReturn®	Emerging
	VIF Growth	Real Estate	Real Estate	Strategy	Markets Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class II	Class I	Class II	Advisor Class	Advisor Class
ASSETS
Investments, at fair value	$2,107,186	$—	$—	$1,722	$5,609
Total assets	$2,107,186	$—	$—	$1,722	$5,609
NET ASSETS
Accumulation units	$2,106,021	$—	$—	$1,722	$5,609
Contracts in payout (annuitization) period	1,165	—	—	—	—
Total net assets	$2,107,186	$—	$—	$1,722	$5,609
FUND SHARE INFORMATION
Number of shares	142,281	—	—	310	527
Cost of investments	$2,583,844	$—	$—	$3,310	$6,712
UNIT VALUE (1)
Lowest	$18.16	$—	$—	$6.44	$16.27
Highest	$102.77	$—	$—	$7.21	$18.22

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

				PIMCO VIT
		Morgan Stanley	Morgan Stanley	Commodity	PIMCO VIT
	Morgan Stanley	VIF U.S.	VIF U.S.	RealReturn®	Emerging
	VIF Growth	Real Estate	Real Estate	Strategy	Markets Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class II	Class I	Class II	Advisor Class	Advisor Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$4,325	$31,161	$36	$346
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(25,134)	(1,987)	(15,714)	(22)	(72)
Administrative expense	(2,712)	(150)	(2,304)	(4)	(11)
Net investment income (loss)	(27,846)	2,188	13,143	10	263
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	179,549	186,640	1,575,822	29	99
Cost of investments sold	255,797	188,771	1,518,061	56	120
Realized gains (losses) on fund shares:	(76,248)	(2,131)	57,761	(27)	(21)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	(76,248)	(2,131)	57,761	(27)	(21)
Change in unrealized gains (losses)	773,300	21,479	94,153	58	66
Net realized and change in
unrealized gains (losses) on investments	697,052	19,348	151,914	31	45
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$669,206	$21,536	$165,057	$41	$308

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

					Putnam VT
				Putnam VT	Emerging
	PIMCO VIT	PIMCO VIT	Putnam VT	Diversified	Markets
	Real Return	Total Return	Core Equity	Income	Equity
	Portfolio -	Portfolio -	Fund -	Fund -	Fund -
	Advisor Class	Advisor Class	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$49,441	$43,903	$5,474,189	$769,653	$329,063
Total assets	$49,441	$43,903	$5,474,189	$769,653	$329,063
NET ASSETS
Accumulation units	$41,499	$43,903	$5,298,268	$745,965	$320,083
Contracts in payout (annuitization) period	7,942	—	175,921	23,688	8,980
Total net assets	$49,441	$43,903	$5,474,189	$769,653	$329,063
FUND SHARE INFORMATION
Number of shares	4,296	4,857	244,274	166,592	17,121
Cost of investments	$52,542	$52,595	$3,917,618	$1,053,184	$306,233
UNIT VALUE (1)
Lowest	$13.05	$13.63	$30.20	$18.66	$9.13
Highest	$14.62	$15.27	$73.65	$20.22	$19.31

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024
					Putnam VT
				Putnam VT	Emerging
	PIMCO VIT	PIMCO VIT	Putnam VT	Diversified	Markets
	Real Return	Total Return	Core Equity	Income	Equity
	Portfolio -	Portfolio -	Fund -	Fund -	Fund -
	Advisor Class	Advisor Class	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$1,376	$2,424	$34,652	$49,223	$4,743
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(699)	(842)	(72,428)	(10,022)	(4,257)
Administrative expense	(102)	(118)	(983)	—	—
Net investment income (loss)	575	1,464	(38,759)	39,201	486
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	10,005	26,343	1,013,631	126,340	38,835
Cost of investments sold	10,340	30,489	779,757	178,669	37,097
Realized gains (losses) on fund shares:	(335)	(4,146)	233,874	(52,329)	1,738
Realized gain distributions	—	—	316,132	—	—
Net realized gains (losses)	(335)	(4,146)	550,006	(52,329)	1,738
Change in unrealized gains (losses)	312	4,060	713,317	46,238	41,784
Net realized and change in
unrealized gains (losses) on investments	(23)	(86)	1,263,323	(6,091)	43,522
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$552	$1,378	$1,224,564	$33,110	$44,008

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

	Putnam VT
	Focused	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	International	George Putnam	Global	Global	Government
	Equity	Balanced	Asset Allocation	Health Care	Money Market
	Fund -	Fund -	Fund -	Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$1,308,699	$2,822,660	$1,320,627	$1,725,433	$7,023,318
Total assets	$1,308,699	$2,822,660	$1,320,627	$1,725,433	$7,023,318
NET ASSETS
Accumulation units	$1,199,692	$2,706,759	$1,314,356	$1,687,781	$6,919,904
Contracts in payout (annuitization) period	109,007	115,901	6,271	37,652	103,414
Total net assets	$1,308,699	$2,822,660	$1,320,627	$1,725,433	$7,023,318
FUND SHARE INFORMATION
Number of shares	90,317	179,103	64,928	110,040	7,023,318
Cost of investments	$1,380,243	$1,883,394	$1,015,314	$1,608,251	$7,023,318
UNIT VALUE (1)
Lowest	$11.88	$22.91	$25.55	$37.45	$8.55
Highest	$19.81	$33.52	$39.07	$52.47	$11.05

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

	Putnam VT
	Focused	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	International	George Putnam	Global	Global	Government
	Equity	Balanced	Asset Allocation	Health Care	Money Market
	Fund -	Fund -	Fund -	Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$22,938	$34,429	$31,418	$9,847	$286,512
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(17,610)	(37,079)	(19,179)	(27,804)	(84,773)
Administrative expense	(211)	(1,405)	(1,473)	(693)	(11,560)
Net investment income (loss)	5,117	(4,055)	10,766	(18,650)	190,179
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	149,236	491,845	313,783	358,351	1,806,104
Cost of investments sold	156,483	356,756	253,727	316,237	1,806,104
Realized gains (losses) on fund shares:	(7,247)	135,089	60,056	42,114	—
Realized gain distributions	—	—	—	90,689	—
Net realized gains (losses)	(7,247)	135,089	60,056	132,803	—
Change in unrealized gains (losses)	31,673	273,038	120,667	(74,873)	—
Net realized and change in
unrealized gains (losses) on investments	24,426	408,127	180,723	57,930	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$29,543	$404,072	$191,489	$39,280	$190,179

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

			Putnam VT	Putnam VT
	Putnam VT	Putnam VT	International	International	Putnam VT
	High Yield	Income	Equity	Value	Large Cap
	Fund -	Fund -	Fund -	Fund -	Growth Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$1,409,434	$3,137,946	$2,773,363	$428,865	$11,013,657
Total assets	$1,409,434	$3,137,946	$2,773,363	$428,865	$11,013,657
NET ASSETS
Accumulation units	$1,363,298	$3,030,643	$2,730,460	$410,504	$10,712,652
Contracts in payout (annuitization) period	46,136	107,303	42,903	18,361	301,005
Total net assets	$1,409,434	$3,137,946	$2,773,363	$428,865	$11,013,657
FUND SHARE INFORMATION
Number of shares	249,900	391,265	180,206	35,620	640,329
Cost of investments	$1,554,733	$4,072,686	$2,584,229	$393,673	$6,281,532
UNIT VALUE (1)
Lowest	$20.06	$12.86	$13.35	$17.08	$28.54
Highest	$32.86	$18.62	$27.30	$20.68	$39.74

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

			Putnam VT	Putnam VT
	Putnam VT	Putnam VT	International	International	Putnam VT
	High Yield	Income	Equity	Value	Large Cap
	Fund -	Fund -	Fund -	Fund -	Growth Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$87,977	$184,216	$66,344	$11,498	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(18,444)	(43,198)	(39,208)	(5,990)	(142,289)
Administrative expense	(1,910)	(4,425)	(2,276)	—	(2,876)
Net investment income (loss)	67,623	136,593	24,860	5,508	(145,165)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	251,009	561,444	469,263	67,249	2,429,217
Cost of investments sold	284,072	728,954	420,042	61,991	1,647,531
Realized gains (losses) on fund shares:	(33,063)	(167,510)	49,221	5,258	781,686
Realized gain distributions	—	—	—	1,355	479,993
Net realized gains (losses)	(33,063)	(167,510)	49,221	6,613	1,261,679
Change in unrealized gains (losses)	57,328	65,328	(15,134)	5,536	1,937,418
Net realized and change in
unrealized gains (losses) on investments	24,265	(102,182)	34,087	12,149	3,199,097
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$91,888	$34,411	$58,947	$17,657	$3,053,932
(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

		Putnam VT		Putnam VT
	Putnam VT	Mortgage	Putnam VT	Small Cap	Putnam VT
	Large Cap Value	Securities	Research	Growth	Small Cap Value
	Fund -	Fund -	Fund -	Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$14,154,459	$659,667	$1,650,676	$83,517	$1,739,889
Total assets	$14,154,459	$659,667	$1,650,676	$83,517	$1,739,889
NET ASSETS
Accumulation units	$13,202,286	$636,133	$1,587,550	$83,517	$1,724,230
Contracts in payout (annuitization) period	952,173	23,534	63,126	—	15,659
Total net assets	$14,154,459	$659,667	$1,650,676	$83,517	$1,739,889
FUND SHARE INFORMATION
Number of shares	436,597	106,398	38,069	3,892	151,690
Cost of investments	$9,880,833	$956,784	$736,505	$66,947	$1,835,498
UNIT VALUE (1)
Lowest	$21.48	$15.25	$36.97	$58.35	$37.76
Highest	$67.38	$17.37	$72.93	$63.69	$66.22

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

		Putnam VT		Putnam VT
	Putnam VT	Mortgage	Putnam VT	Small Cap	Putnam VT
	Large Cap Value	Securities	Research	Growth	Small Cap Value
	Fund -	Fund -	Fund -	Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$168,290	$43,547	$6,369	$—	$17,859
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(191,356)	(8,751)	(21,126)	(1,723)	(23,891)
Administrative expense	(6,543)	—	(146)	—	(247)
Net investment income (loss)	(29,609)	34,796	(14,903)	(1,723)	(6,279)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,452,592	44,700	221,339	72,183	271,365
Cost of investments sold	1,752,254	65,442	105,274	59,578	289,199
Realized gains (losses) on fund shares:	700,338	(20,742)	116,065	12,605	(17,834)
Realized gain distributions	684,977	—	10,115	—	86,674
Net realized gains (losses)	1,385,315	(20,742)	126,180	12,605	68,840
Change in unrealized gains (losses)	1,044,154	8,519	240,391	15,793	27,361
Net realized and change in
unrealized gains (losses) on investments	2,429,469	(12,223)	366,571	28,398	96,201
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,399,860	$22,573	$351,668	$26,675	$89,922

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2024

	Putnam VT	Putnam VT
	Sustainable	Sustainable	Templeton
	Future	Leaders	Developing	Templeton
	Fund -	Fund -	Markets	Foreign
	Class IB	Class IB	VIP Fund - Class 2	VIP Fund - Class 2
ASSETS
Investments, at fair value	$420,373	$8,302,953	$503,834	$3,000,390
Total assets	$420,373	$8,302,953	$503,834	$3,000,390
NET ASSETS
Accumulation units	$412,521	$8,032,679	$503,834	$2,947,793
Contracts in payout (annuitization) period	7,852	270,274	—	52,597
Total net assets	$420,373	$8,302,953	$503,834	$3,000,390
FUND SHARE INFORMATION
Number of shares	24,757	171,904	59,625	218,052
Cost of investments	$400,732	$5,290,193	$535,027	$2,973,288
UNIT VALUE (1)
Lowest	$54.59	$24.37	$17.53	$13.82
Highest	$59.59	$84.84	$41.55	$24.69

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

	Putnam VT	Putnam VT
	Sustainable	Sustainable	Templeton
	Future	Leaders	Developing	Templeton
	Fund -	Fund -	Markets	Foreign
	Class IB	Class IB	VIP Fund - Class 2	VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$16,984	$21,718	$78,856
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(5,453)	(106,319)	(7,491)	(42,657)
Administrative expense	—	(644)	(1,078)	(6,158)
Net investment income (loss)	(5,453)	(89,979)	13,149	30,041
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	12,673	1,020,269	169,673	907,749
Cost of investments sold	12,511	687,618	177,525	859,953
Realized gains (losses) on fund shares:	162	332,651	(7,852)	47,796
Realized gain distributions	—	55,060	4,174	—
Net realized gains (losses)	162	387,711	(3,678)	47,796
Change in unrealized gains (losses)	55,551	1,278,448	27,454	(139,555)
Net realized and change in
unrealized gains (losses) on investments	55,713	1,666,159	23,776	(91,759)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$50,260	$1,576,180	$36,925	$(61,718)

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

					Allspring VT
	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Index
	VPS Discovery	VPS International	VPS Large Cap	VPS Relative	Asset Allocation
	Value Portfolio -	Value Portfolio -	Growth Portfolio -	Value Portfolio -	Fund -
	Class B	Class B	Class B	Class B	Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,878)	$605	$(25,911)	$(5,522)	$120
Net realized gains (losses)	21,719	(734)	133,668	80,869	12,941
Change in unrealized gains (losses)	12,528	4,880	194,315	94,380	11,108
Increase (decrease) in net assets from operations	29,369	4,751	302,072	169,727	24,169
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(17,176)	(7,689)	(91,662)	(72,840)	(816)
Contract maintenance charge	(2,205)	(519)	(6,067)	(4,119)	(144)
Transfers among the sub-accounts and with the
Fixed Account - net	(12,519)	(9,816)	(76,682)	(26,482)	290
Increase (decrease) in net assets from contract
transactions	(31,900)	(18,024)	(174,411)	(103,441)	(670)
INCREASE (DECREASE) IN NET ASSETS	(2,531)	(13,273)	127,661	66,286	23,499
NET ASSETS AT BEGINNING OF PERIOD	395,593	131,953	1,321,380	1,594,719	180,457
NET ASSETS AT END OF PERIOD	$393,062	$118,680	$1,449,041	$1,661,005	$203,956

UNITS OUTSTANDING
Units outstanding at beginning of period	8,219	12,154	27,999	43,677	5,949
Units issued	44	62	2,518	765	12
Units redeemed	(658)	(1,565)	(6,895)	(3,429)	(34)
Units outstanding at end of period	7,605	10,651	23,622	41,013	5,927

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

		AST		AST
	Allspring VT	Academic	AST	Balanced	AST
	Opportunity	Strategies	Advanced	Asset	Government
	Fund -	Asset Allocation	Strategies	Allocation	Money Market
	Class 2	Portfolio	Portfolio	Portfolio	Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(462)	$(363)	$(449)	$(38)	$7
Net realized gains (losses)	4,411	789	291	(1)	—
Change in unrealized gains (losses)	943	499	2,349	(1,079)	—
Increase (decrease) in net assets from operations	4,892	925	2,191	(1,118)	7
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,601)	(1,076)	—	—	(38,807)
Contract maintenance charge	—	(30)	(18)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(653)	—	1	33,282	36,058
Increase (decrease) in net assets from contract
transactions	(2,254)	(1,106)	(17)	33,282	(2,749)
INCREASE (DECREASE) IN NET ASSETS	2,638	(181)	2,174	32,164	(2,742)
NET ASSETS AT BEGINNING OF PERIOD	36,389	17,214	24,154	—	2,751
NET ASSETS AT END OF PERIOD	$39,027	$17,033	$26,328	$32,164	$9

UNITS OUTSTANDING
Units outstanding at beginning of period	1,638	1,406	1,233	—	289
Units issued	14	—	—	1,579	2
Units redeemed	(106)	(87)	(1)	—	(289)
Units outstanding at end of period	1,546	1,319	1,232	1,579	2
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

		AST
	AST	J.P. Morgan	AST	AST	AST
	International	Conservative	Large-Cap	Large-Cap	Mid-Cap
	Equity	Multi-Asset	Growth	Value	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(34)	$(307)	$(203)	$(69)	$(75)
Net realized gains (losses)	27	141	87	11	3,613
Change in unrealized gains (losses)	99	909	3,356	137	(2,644)
Increase (decrease) in net assets from operations	92	743	3,240	79	894
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	—	—	—
Contract maintenance charge	(3)	(12)	(22)	(6)	(9)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(1)	6,204	8,446	(6,204)
Increase (decrease) in net assets from contract
transactions	(3)	(13)	6,182	8,440	(6,213)
INCREASE (DECREASE) IN NET ASSETS	89	730	9,422	8,519	(5,319)
NET ASSETS AT BEGINNING OF PERIOD	2,282	17,026	12,113	4,157	5,319
NET ASSETS AT END OF PERIOD	$2,371	$17,756	$21,535	$12,676	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	148	1,170	243	182	176
Units issued	—	—	94	330	—
Units redeemed	—	—	—	—	(176)
Units outstanding at end of period	148	1,170	337	512	—
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

		AST	AST		AST
	AST	Preservation	Prudential	AST	T. Rowe Price
	Mid-Cap	Asset	Growth	Small-Cap	Asset
	Value	Allocation	Allocation	Equity	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(105)	$(891)	$(569)	$(72)	$(616)
Net realized gains (losses)	6,240	431	4,332	11	12,774
Change in unrealized gains (losses)	(5,057)	4,034	(302)	683	(7,886)
Increase (decrease) in net assets from operations	1,078	3,574	3,461	622	4,272
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	(3,439)	—	(3,827)
Contract maintenance charge	(12)	(60)	—	(8)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(8,455)	—	(15,148)	—	(61,863)
Increase (decrease) in net assets from contract
transactions	(8,467)	(60)	(18,587)	(8)	(65,690)
INCREASE (DECREASE) IN NET ASSETS	(7,389)	3,514	(15,126)	614	(61,418)
NET ASSETS AT BEGINNING OF PERIOD	7,389	57,602	44,296	4,715	61,418
NET ASSETS AT END OF PERIOD	$—	$61,116	$29,170	$5,329	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	285	3,570	2,761	147	3,083
Units issued	—	—	514	—	466
Units redeemed	(285)	(4)	(1,648)	—	(3,549)
Units outstanding at end of period	—	3,566	1,627	147	—
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

		BNY Mellon	BNY Mellon VIF	BNY Mellon VIF	Fidelity® VIP
	BNY Mellon	Sustainable U.S.	Appreciation	Government	Contrafund℠
	Stock Index	Equity Portfolio,	Portfolio -	Money Market	Portfolio -
	Fund, Inc.	Inc.	Initial Shares	Portfolio	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,789)	$(950)	$(831)	$6,224	$(16,715)
Net realized gains (losses)	160,420	2,476	9,732	—	229,122
Change in unrealized gains (losses)	245,041	24,918	3,619	—	204,300
Increase (decrease) in net assets from operations	403,672	26,444	12,520	6,224	416,707
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	500	—	375	250
Transfers for contract benefits and terminations	(61,584)	(3,073)	(48,069)	(11,735)	(79,072)
Contract maintenance charge	(632)	(88)	(28)	(196)	(647)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,537)	6	—	1,911	(13,358)
Increase (decrease) in net assets from contract
transactions	(63,753)	(2,655)	(48,097)	(9,645)	(92,827)
INCREASE (DECREASE) IN NET ASSETS	339,919	23,789	(35,577)	(3,421)	323,880
NET ASSETS AT BEGINNING OF PERIOD	1,782,425	114,075	106,250	184,168	1,334,553
NET ASSETS AT END OF PERIOD	$2,122,344	$137,864	$70,673	$180,747	$1,658,433

UNITS OUTSTANDING
Units outstanding at beginning of period	47,558	4,432	2,743	18,573	25,016
Units issued	5	16	—	225	11
Units redeemed	(1,564)	(105)	(1,105)	(1,174)	(1,523)
Units outstanding at end of period	45,999	4,343	1,638	17,624	23,504
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Contrafund℠	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030
	Portfolio -	Portfolio℠ -	Portfolio℠ -	Portfolio℠ -	Portfolio℠ -
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(28,709)	$4,421	$1,053	$18,984	$84
Net realized gains (losses)	488,705	73,151	(242)	53,862	130
Change in unrealized gains (losses)	12,483	43,108	1,194	38,131	1,133
Increase (decrease) in net assets from operations	472,479	120,680	2,005	110,977	1,347
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(689,721)	(99,822)	(1,358)	(52,518)	—
Contract maintenance charge	(2,456)	(331)	(64)	(2,267)	(7)
Transfers among the sub-accounts and with the
Fixed Account - net	(62,677)	773	—	944	1
Increase (decrease) in net assets from contract
transactions	(754,854)	(99,380)	(1,422)	(53,841)	(6)
INCREASE (DECREASE) IN NET ASSETS	(282,375)	21,300	583	57,136	1,341
NET ASSETS AT BEGINNING OF PERIOD	1,594,756	895,154	56,836	2,003,501	18,223
NET ASSETS AT END OF PERIOD	$1,312,381	$916,454	$57,419	$2,060,637	$19,564

UNITS OUTSTANDING
Units outstanding at beginning of period	43,991	25,054	3,253	107,003	849
Units issued	528	40	3	47	—
Units redeemed	(17,739)	(2,576)	(79)	(2,776)	—
Units outstanding at end of period	26,780	22,518	3,177	104,274	849
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Government	Government	Growth	Growth
	Freedom Income	Money Market	Money Market	& Income	Opportunities
	Portfolio℠ -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,569	$116,331	$48,580	$(132)	$(5,775)
Net realized gains (losses)	(2,422)	—	—	5,959	47,776
Change in unrealized gains (losses)	6,934	—	—	405	103,415
Increase (decrease) in net assets from operations	17,081	116,331	48,580	6,232	145,416
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(28,200)	(231,640)	(83,970)	(8,636)	(108,928)
Contract maintenance charge	(3,718)	(1,598)	(4,953)	(38)	(119)
Transfers among the sub-accounts and with the
Fixed Account - net	24,803	2,095,731	247,516	(350)	(1,670)
Increase (decrease) in net assets from contract
transactions	(7,115)	1,862,493	158,593	(9,024)	(110,717)
INCREASE (DECREASE) IN NET ASSETS	9,966	1,978,824	207,173	(2,792)	34,699
NET ASSETS AT BEGINNING OF PERIOD	576,939	3,254,919	1,570,648	33,858	433,361
NET ASSETS AT END OF PERIOD	$586,905	$5,233,743	$1,777,821	$31,066	$468,060

UNITS OUTSTANDING
Units outstanding at beginning of period	38,668	324,014	169,968	919	7,952
Units issued	1,709	226,580	27,222	—	6
Units redeemed	(2,071)	(48,426)	(11,062)	(227)	(1,696)
Units outstanding at end of period	38,306	502,168	186,128	692	6,262
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Fidelity® VIP
	Growth	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Opportunities	Growth	High Income	High Income	Index 500
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class 2	Initial Class	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,899)	$(16,292)	$5,635	$106	$(1)
Net realized gains (losses)	12,297	462,731	(7,246)	(193)	89,317
Change in unrealized gains (losses)	117,592	(111,833)	10,178	253	137,743
Increase (decrease) in net assets from operations	123,990	334,606	8,567	166	227,059
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(25,546)	(474,345)	(1,920)	(956)	(128,926)
Contract maintenance charge	—	(465)	(45)	(1)	(361)
Transfers among the sub-accounts and with the
Fixed Account - net	(42,736)	(2,005)	(33,642)	64	(4,857)
Increase (decrease) in net assets from contract
transactions	(68,282)	(476,815)	(35,607)	(893)	(134,144)
INCREASE (DECREASE) IN NET ASSETS	55,708	(142,209)	(27,040)	(727)	92,915
NET ASSETS AT BEGINNING OF PERIOD	370,051	1,452,129	148,470	3,097	1,038,701
NET ASSETS AT END OF PERIOD	$425,759	$1,309,920	$121,430	$2,370	$1,131,616

UNITS OUTSTANDING
Units outstanding at beginning of period	6,172	36,629	7,294	168	27,877
Units issued	180	31	108	5	—
Units redeemed	(1,121)	(11,267)	(1,858)	(56)	(3,254)
Units outstanding at end of period	5,231	25,393	5,544	117	24,623
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

		Fidelity® VIP
	Fidelity® VIP	Investment	Fidelity® VIP	Fidelity® VIP
	Index 500	Grade Bond	Mid Cap	Overseas	Franklin
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	DynaTech
	Service Class 2	Initial Class	Service Class 2	Initial Class	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,871)	$6,298	$(3,498)	$253	$(543)
Net realized gains (losses)	236,265	(2,934)	42,119	15,968	(217)
Change in unrealized gains (losses)	16,026	(3,196)	2,982	(10,357)	7,540
Increase (decrease) in net assets from operations	247,420	168	41,603	5,864	6,780
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(480,298)	(18,409)	(9,107)	(37,420)	—
Contract maintenance charge	(1,306)	(106)	(454)	(68)	(339)
Transfers among the sub-accounts and with the
Fixed Account - net	1,943	49,001	(1,108)	(123)	78
Increase (decrease) in net assets from contract
transactions	(479,661)	30,486	(10,669)	(37,611)	(261)
INCREASE (DECREASE) IN NET ASSETS	(232,241)	30,654	30,934	(31,747)	6,519
NET ASSETS AT BEGINNING OF PERIOD	1,346,278	244,967	273,584	129,934	24,377
NET ASSETS AT END OF PERIOD	$1,114,037	$275,621	$304,518	$98,187	$30,896

UNITS OUTSTANDING
Units outstanding at beginning of period	35,324	12,605	9,115	6,641	669
Units issued	432	2,437	129	16	2
Units redeemed	(11,960)	(933)	(470)	(1,822)	(8)
Units outstanding at end of period	23,796	14,109	8,774	4,835	663
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Franklin		Franklin	Franklin
	Growth	Franklin	Large Cap	Mutual Global	Franklin
	and Income	Income	Growth	Discovery	Mutual Shares
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$28,803	$169,395	$(67,674)	$(762)	$10,536
Net realized gains (losses)	(164,321)	(19,083)	625,025	52,198	48,059
Change in unrealized gains (losses)	684,249	102,730	436,753	(27,650)	255,374
Increase (decrease) in net assets from operations	548,731	253,042	994,104	23,786	313,969
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	150	204	—	—	501
Transfers for contract benefits and terminations	(799,308)	(700,129)	(701,617)	(192,918)	(996,950)
Contract maintenance charge	(2,791)	(3,678)	(3,066)	(1,211)	(3,598)
Transfers among the sub-accounts and with the
Fixed Account - net	(53,171)	(181,239)	(304,036)	7,105	(4,194)
Increase (decrease) in net assets from contract
transactions	(855,120)	(884,842)	(1,008,719)	(187,024)	(1,004,241)
INCREASE (DECREASE) IN NET ASSETS	(306,389)	(631,800)	(14,615)	(163,238)	(690,272)
NET ASSETS AT BEGINNING OF PERIOD	3,741,536	5,008,691	4,372,417	561,294	3,462,337
NET ASSETS AT END OF PERIOD	$3,435,147	$4,376,891	$4,357,802	$398,056	$2,772,065

UNITS OUTSTANDING
Units outstanding at beginning of period	91,559	205,886	116,535	23,591	112,706
Units issued	605	1,984	1,927	306	1,320
Units redeemed	(19,706)	(38,079)	(24,892)	(7,974)	(31,938)
Units outstanding at end of period	72,458	169,791	93,570	15,923	82,088

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

					Goldman Sachs
			Goldman Sachs	Goldman Sachs	VIT Small Cap
		Franklin	VIT Large	VIT Mid	Equity Insights
	Franklin	U.S. Government	Cap Value Fund -	Cap Value Fund -	Fund -
	Small Cap Value	Securities	Institutional	Institutional	Institutional
	VIP Fund - Class 2	VIP Fund - Class 2	Class	Class	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(13,004)	$14,901	$(35)	$(554)	$(416)
Net realized gains (losses)	14,197	(41,463)	2,138	3,805	3,886
Change in unrealized gains (losses)	202,690	30,425	557	2,843	3,619
Increase (decrease) in net assets from operations	203,883	3,863	2,660	6,094	7,089
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	254	—	—	—
Transfers for contract benefits and terminations	(539,655)	(433,074)	(1,499)	—	(2,114)
Contract maintenance charge	(2,248)	(714)	(48)	(139)	(59)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,056)	59,833	(115)	(1)	(203)
Increase (decrease) in net assets from contract
transactions	(542,959)	(373,701)	(1,662)	(140)	(2,376)
INCREASE (DECREASE) IN NET ASSETS	(339,076)	(369,838)	998	5,954	4,713
NET ASSETS AT BEGINNING OF PERIOD	2,335,743	1,058,625	18,070	59,244	43,356
NET ASSETS AT END OF PERIOD	$1,996,667	$688,787	$19,068	$65,198	$48,069

UNITS OUTSTANDING
Units outstanding at beginning of period	43,942	92,161	694	1,823	1,599
Units issued	689	6,126	1	—	2
Units redeemed	(10,129)	(38,385)	(63)	(4)	(84)
Units outstanding at end of period	34,502	59,902	632	1,819	1,517
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Goldman Sachs
	VIT U.S.	Invesco V.I.	Invesco V.I.
	Equity Insights	American	American	Invesco V.I.	Invesco V.I.
	Fund -	Franchise	Franchise	American Value	American Value
	Institutional	Fund -	Fund -	Fund -	Fund -
	Class	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(397)	$(81,523)	$(27,489)	$(10,512)	$(17,786)
Net realized gains (losses)	8,467	303,897	41,067	57,231	89,056
Change in unrealized gains (losses)	799	1,570,959	461,717	604,376	399,368
Increase (decrease) in net assets from operations	8,869	1,793,333	475,295	651,095	470,638
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	5,375	9,840	—	4,316
Transfers for contract benefits and terminations	(12,563)	(902,161)	(61,691)	(303,029)	(342,640)
Contract maintenance charge	(125)	(3,873)	(3,329)	(2,088)	(5,157)
Transfers among the sub-accounts and with the
Fixed Account - net	(558)	(116,166)	(72,012)	12,786	(105,731)
Increase (decrease) in net assets from contract
transactions	(13,246)	(1,016,825)	(127,192)	(292,331)	(449,212)
INCREASE (DECREASE) IN NET ASSETS	(4,377)	776,508	348,103	358,764	21,426
NET ASSETS AT BEGINNING OF PERIOD	38,699	5,859,172	1,505,537	2,433,255	1,862,726
NET ASSETS AT END OF PERIOD	$34,322	$6,635,680	$1,853,640	$2,792,019	$1,884,152

UNITS OUTSTANDING
Units outstanding at beginning of period	1,048	157,521	34,638	135,526	50,987
Units issued	1	286	337	1,245	783
Units redeemed	(325)	(27,735)	(2,250)	(16,578)	(10,769)
Units outstanding at end of period	724	130,072	32,725	120,193	41,001
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Capital	Capital	Invesco V.I.	Invesco V.I.	Conservative
	Appreciation	Appreciation	Comstock	Comstock	Balanced
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series I	Series II	Series I	Series II	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,951)	$(85,112)	$1,763	$(9,941)	$25,066
Net realized gains (losses)	61,449	212,744	124,896	589,045	21,283
Change in unrealized gains (losses)	88,993	1,441,645	(40,754)	17,998	(19,634)
Increase (decrease) in net assets from operations	144,491	1,569,277	85,905	597,102	26,715
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	60
Transfers for contract benefits and terminations	(158,799)	(880,960)	(83,534)	(870,839)	(56,773)
Contract maintenance charge	(213)	(5,046)	(379)	(11,000)	(604)
Transfers among the sub-accounts and with the
Fixed Account - net	(217,113)	(150,119)	(244,833)	(9,694)	(1,308,640)
Increase (decrease) in net assets from contract
transactions	(376,125)	(1,036,125)	(328,746)	(891,533)	(1,365,957)
INCREASE (DECREASE) IN NET ASSETS	(231,634)	533,152	(242,841)	(294,431)	(1,339,242)
NET ASSETS AT BEGINNING OF PERIOD	678,490	5,300,607	901,046	4,882,927	1,339,242
NET ASSETS AT END OF PERIOD	$446,856	$5,833,759	$658,205	$4,588,496	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	23,170	118,030	21,464	132,390	67,603
Units issued	31	1,366	36	821	739
Units redeemed	(11,684)	(20,786)	(7,326)	(24,323)	(68,342)
Units outstanding at end of period	11,517	98,610	14,174	108,888	—
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

					Invesco V.I.
			Invesco V.I.	Invesco V.I.	Discovery Mid
	Invesco V.I.	Invesco V.I.	Core Plus	Core Plus	Cap Growth
	Core Equity Fund -	Core Equity Fund -	Bond Fund -	Bond Fund -	Fund -
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(19,930)	$(328)	$8,403	$37,720	$(11,739)
Net realized gains (losses)	337,488	2,312	(2,148)	(970)	7,326
Change in unrealized gains (losses)	381,300	3,255	565	(10,902)	180,179
Increase (decrease) in net assets from operations	698,858	5,239	6,820	25,848	175,766
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,875	—	—	—	—
Transfers for contract benefits and terminations	(363,256)	—	(30,483)	(249,546)	(88,761)
Contract maintenance charge	(2,422)	(111)	(150)	(2,961)	(306)
Transfers among the sub-accounts and with the
Fixed Account - net	(48,918)	9	(5,759)	96,175	(692)
Increase (decrease) in net assets from contract
transactions	(412,721)	(102)	(36,392)	(156,332)	(89,759)
INCREASE (DECREASE) IN NET ASSETS	286,137	5,137	(29,572)	(130,484)	86,007
NET ASSETS AT BEGINNING OF PERIOD	3,127,222	22,693	385,819	2,054,974	806,695
NET ASSETS AT END OF PERIOD	$3,413,359	$27,830	$356,247	$1,924,490	$892,702

UNITS OUTSTANDING
Units outstanding at beginning of period	105,135	841	24,163	209,600	47,612
Units issued	797	—	683	10,959	22
Units redeemed	(14,223)	(4)	(2,926)	(26,503)	(5,248)
Units outstanding at end of period	91,709	837	21,920	194,056	42,386
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I.
	Discovery Mid	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Cap Growth	Diversified	Diversified	Equally-Weighted	Equally-Weighted
	Fund -	Dividend Fund -	Dividend Fund -	S&P 500 Fund -	S&P 500 Fund -
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(30,522)	$29,514	$622	$4,646	$(5,892)
Net realized gains (losses)	(8,944)	288,395	47,283	66,129	44,714
Change in unrealized gains (losses)	433,463	270,952	21,741	205,727	128,128
Increase (decrease) in net assets from operations	393,997	588,861	69,646	276,502	166,950
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	236	420	—	—	—
Transfers for contract benefits and terminations	(256,609)	(182,458)	(9,076)	(196,812)	(55,737)
Contract maintenance charge	(4,282)	(2,243)	(532)	(511)	(8,565)
Transfers among the sub-accounts and with the
Fixed Account - net	(96,602)	(13,888)	(52,001)	(268)	2,272
Increase (decrease) in net assets from contract
transactions	(357,257)	(198,169)	(61,609)	(197,591)	(62,030)
INCREASE (DECREASE) IN NET ASSETS	36,740	390,692	8,037	78,911	104,920
NET ASSETS AT BEGINNING OF PERIOD	1,955,022	5,090,690	616,183	2,593,556	1,614,034
NET ASSETS AT END OF PERIOD	$1,991,762	$5,481,382	$624,220	$2,672,467	$1,718,954

UNITS OUTSTANDING
Units outstanding at beginning of period	66,702	50,034	22,611	240,654	151,355
Units issued	475	659	103	249	316
Units redeemed	(10,623)	(2,453)	(1,811)	(17,723)	(5,753)
Units outstanding at end of period	56,554	48,240	20,903	223,180	145,918
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

		Invesco V.I.			Invesco V.I.
	Invesco V.I.	Equity	Invesco V.I.	Invesco V.I.	Global
	Equity and Income	and Income	EQV International	EQV International	Core Equity
	Fund -	Fund -	Equity Fund -	Equity Fund -	Fund -
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$6,538	$2,801	$3,371	$(43)	$(2,534)
Net realized gains (losses)	58,779	101,245	20,042	305	27,970
Change in unrealized gains (losses)	76,831	55,211	(26,513)	(888)	124,988
Increase (decrease) in net assets from operations	142,148	159,257	(3,100)	(626)	150,424
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	2,760	—	4,140	—
Transfers for contract benefits and terminations	(118,279)	(451,097)	(59,151)	—	(53,632)
Contract maintenance charge	(920)	(2,645)	(404)	—	(505)
Transfers among the sub-accounts and with the
Fixed Account - net	4,676	1,337,887	61	(4)	(4,707)
Increase (decrease) in net assets from contract
transactions	(114,523)	886,905	(59,494)	4,136	(58,844)
INCREASE (DECREASE) IN NET ASSETS	27,625	1,046,162	(62,594)	3,510	91,580
NET ASSETS AT BEGINNING OF PERIOD	1,390,017	851,829	848,442	40,489	1,002,796
NET ASSETS AT END OF PERIOD	$1,417,642	$1,897,991	$785,848	$43,999	$1,094,376

UNITS OUTSTANDING
Units outstanding at beginning of period	61,983	28,395	35,915	1,475	25,967
Units issued	251	45,375	292	151	1,646
Units redeemed	(4,971)	(15,354)	(2,850)	—	(3,028)
Units outstanding at end of period	57,263	58,416	33,357	1,626	24,585
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

				Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Global	Global
	Global	Global	Global	Strategic Income	Strategic Income
	Core Equity Fund -	Fund -	Fund -	Fund -	Fund -
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,191)	$(6,876)	$(16,362)	$6,434	$41,868
Net realized gains (losses)	3,776	43,136	90,923	(8,794)	(93,921)
Change in unrealized gains (losses)	24,298	37,589	71,573	10,177	106,835
Increase (decrease) in net assets from operations	26,883	73,849	146,134	7,817	54,782
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	1,088
Transfers for contract benefits and terminations	(6,581)	(34,514)	(128,504)	(74,439)	(650,062)
Contract maintenance charge	(385)	(125)	(1,855)	(147)	(2,390)
Transfers among the sub-accounts and with the
Fixed Account - net	422	(29,281)	(37,753)	7,945	185,158
Increase (decrease) in net assets from contract
transactions	(6,544)	(63,920)	(168,112)	(66,641)	(466,206)
INCREASE (DECREASE) IN NET ASSETS	20,339	9,929	(21,978)	(58,824)	(411,424)
NET ASSETS AT BEGINNING OF PERIOD	180,507	540,621	1,083,231	434,439	4,153,596
NET ASSETS AT END OF PERIOD	$200,846	$550,550	$1,061,253	$375,615	$3,742,172

UNITS OUTSTANDING
Units outstanding at beginning of period	8,404	14,488	20,702	27,319	239,599
Units issued	16	66	278	673	14,306
Units redeemed	(257)	(1,682)	(3,114)	(4,077)	(40,098)
Units outstanding at end of period	8,163	12,872	17,866	23,915	213,807
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Government	Government	Invesco V.I.	Growth
	Money Market	Money Market	Government	and Income	Invesco V.I.
	Fund -	Fund -	Securities Fund -	Fund -	High Yield Fund -
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,173	$1	$5,651	$(11,725)	$14,342
Net realized gains (losses)	—	—	(10,611)	209,631	(7,446)
Change in unrealized gains (losses)	—	—	7,770	147,006	14,549
Increase (decrease) in net assets from operations	5,173	1	2,810	344,912	21,445
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	989	—
Transfers for contract benefits and terminations	(3,447)	—	(80,274)	(638,481)	(64,341)
Contract maintenance charge	(65)	—	(329)	(2,491)	(187)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(1)	10,084	(43,973)	5,115
Increase (decrease) in net assets from contract
transactions	(3,513)	(1)	(70,519)	(683,956)	(59,413)
INCREASE (DECREASE) IN NET ASSETS	1,660	—	(67,709)	(339,044)	(37,968)
NET ASSETS AT BEGINNING OF PERIOD	151,922	15	453,343	2,615,963	377,989
NET ASSETS AT END OF PERIOD	$153,582	$15	$385,634	$2,276,919	$340,021

UNITS OUTSTANDING
Units outstanding at beginning of period	15,722	2	29,347	62,578	16,554
Units issued	4	—	637	962	501
Units redeemed	(362)	—	(5,118)	(15,430)	(3,232)
Units outstanding at end of period	15,364	2	24,866	48,110	13,823
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street	Main Street	Main Street
	High Yield Fund -	Fund® -	Fund® -	Mid Cap Fund® -	Mid Cap Fund® -
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,307	$(17,716)	$(109,260)	$(4,071)	$(669)
Net realized gains (losses)	(3,734)	140,974	694,080	9,303	1,065
Change in unrealized gains (losses)	9,845	150,775	876,305	53,568	5,387
Increase (decrease) in net assets from operations	18,418	274,033	1,461,125	58,800	5,783
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	375	23,660	—	4,140
Transfers for contract benefits and terminations	(17,521)	(39,286)	(1,060,967)	(12,167)	—
Contract maintenance charge	(1,542)	(833)	(3,813)	(200)	—
Transfers among the sub-accounts and with the
Fixed Account - net	6,796	(1,010)	(197,228)	364	1
Increase (decrease) in net assets from contract
transactions	(12,267)	(40,754)	(1,238,348)	(12,003)	4,141
INCREASE (DECREASE) IN NET ASSETS	6,151	233,279	222,777	46,797	9,924
NET ASSETS AT BEGINNING OF PERIOD	332,907	1,253,040	7,182,175	384,929	37,760
NET ASSETS AT END OF PERIOD	$339,058	$1,486,319	$7,404,952	$431,726	$47,684

UNITS OUTSTANDING
Units outstanding at beginning of period	16,366	38,153	159,772	10,478	1,257
Units issued	397	23	1,318	9	126
Units redeemed	(1,001)	(1,112)	(25,496)	(299)	—
Units outstanding at end of period	15,762	37,064	135,594	10,188	1,383
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.
	Main Street	Main Street			Lord Abbett
	Small Cap	Small Cap	Invesco V.I.	Invesco V.I.	Bond Debenture
	Fund® -	Fund® -	Technology Fund -	Technology Fund -	Portfolio -
	Series I	Series II	Series I	Series II	Class VC
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,953)	$(34,984)	$(6,775)	$(3,799)	$68,932
Net realized gains (losses)	43,950	211,278	24,177	12,036	(18,801)
Change in unrealized gains (losses)	2,612	57,360	116,318	59,170	37,795
Increase (decrease) in net assets from operations	41,609	233,654	133,720	67,407	87,926
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	120	—	2,760	—
Transfers for contract benefits and terminations	(60,600)	(529,099)	(35,446)	—	(202,520)
Contract maintenance charge	(104)	(2,251)	(215)	—	(1,022)
Transfers among the sub-accounts and with the
Fixed Account - net	(63,567)	6,592	12	(1)	37,285
Increase (decrease) in net assets from contract
transactions	(124,271)	(524,638)	(35,649)	2,759	(166,257)
INCREASE (DECREASE) IN NET ASSETS	(82,662)	(290,984)	98,071	70,166	(78,331)
NET ASSETS AT BEGINNING OF PERIOD	442,229	2,506,195	429,909	211,231	1,759,864
NET ASSETS AT END OF PERIOD	$359,567	$2,215,211	$527,980	$281,397	$1,681,533

UNITS OUTSTANDING
Units outstanding at beginning of period	9,278	41,869	9,355	4,957	85,097
Units issued	79	648	7	55	2,163
Units redeemed	(2,578)	(8,714)	(683)	—	(10,063)
Units outstanding at end of period	6,779	33,803	8,679	5,012	77,197

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Lord Abbett		Lord Abbett
	Fundamental	Lord Abbett	Growth	Lord Abbett	LVIP Macquarie
	Equity	Growth and Income	Opportunities	Mid-Cap Stock	SMID Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Core Fund -
	Class VC	Class VC	Class VC	Class VC	Standard Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,878)	$(7,626)	$(11,624)	$(17,046)	$(2,537)
Net realized gains (losses)	55,282	117,291	(24,563)	216,859	27,263
Change in unrealized gains (losses)	53,896	58,207	233,312	2,000	20,793
Increase (decrease) in net assets from operations	103,300	167,872	197,125	201,813	45,519
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(101,927)	(290,180)	(81,497)	(203,904)	(67,995)
Contract maintenance charge	(558)	(1,768)	(960)	(495)	(82)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,913)	(22,146)	(13,539)	5,124	(199)
Increase (decrease) in net assets from contract
transactions	(108,398)	(314,094)	(95,996)	(199,275)	(68,276)
INCREASE (DECREASE) IN NET ASSETS	(5,098)	(146,222)	101,129	2,538	(22,757)
NET ASSETS AT BEGINNING OF PERIOD	711,818	972,502	707,467	1,568,768	370,225
NET ASSETS AT END OF PERIOD	$706,720	$826,280	$808,596	$1,571,306	$347,468

UNITS OUTSTANDING
Units outstanding at beginning of period	21,875	35,385	19,853	59,687	9,577
Units issued	95	616	1,139	1,145	8
Units redeemed	(3,061)	(10,893)	(3,383)	(7,927)	(1,651)
Units outstanding at end of period	18,909	25,108	17,609	52,905	7,934
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

				MFS® VIT
	Macquarie VIP	MFS® VIT	MFS® VIT	Total Return	MFS® VIT II
	Small Cap	Investors Trust	New Discovery	Bond	High Yield
	Value Series -	Series -	Series -	Series -	Portfolio -
	Standard Class	Initial Class	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$521	$(1,020)	$(2,552)	$5,443	$4,277
Net realized gains (losses)	35,167	20,775	(2,734)	(1,251)	(2,963)
Change in unrealized gains (losses)	25,293	6,607	15,781	(2,041)	3,807
Increase (decrease) in net assets from operations	60,981	26,362	10,495	2,151	5,121
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(42,676)	(25,352)	(8,326)	(4,035)	(20,704)
Contract maintenance charge	(339)	(79)	(81)	(30)	(25)
Transfers among the sub-accounts and with the
Fixed Account - net	(564)	241	1,649	(15,458)	1,168
Increase (decrease) in net assets from contract
transactions	(43,579)	(25,190)	(6,758)	(19,523)	(19,561)
INCREASE (DECREASE) IN NET ASSETS	17,402	1,172	3,737	(17,372)	(14,440)
NET ASSETS AT BEGINNING OF PERIOD	633,415	159,013	199,580	199,846	104,853
NET ASSETS AT END OF PERIOD	$650,817	$160,185	$203,317	$182,474	$90,413

UNITS OUTSTANDING
Units outstanding at beginning of period	9,282	4,668	6,089	9,862	4,430
Units issued	14	6	52	—	49
Units redeemed	(621)	(690)	(255)	(970)	(861)
Units outstanding at end of period	8,675	3,984	5,886	8,892	3,618
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

			Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging
	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class II	Class II	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,056)	$(24,960)	$60,771	$(51)	$(14)
Net realized gains (losses)	(17,905)	(207,206)	(19,621)	4,061	(239)
Change in unrealized gains (losses)	119,130	760,215	21,724	6,104	844
Increase (decrease) in net assets from operations	97,169	528,049	62,874	10,114	591
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(23,316)	(121,843)	(46,935)	(10,603)	(3,013)
Contract maintenance charge	(604)	(6,363)	(164)	(75)	(41)
Transfers among the sub-accounts and with the
Fixed Account - net	198	(140,228)	2,341	(49,763)	306
Increase (decrease) in net assets from contract
transactions	(23,722)	(268,434)	(44,758)	(60,441)	(2,748)
INCREASE (DECREASE) IN NET ASSETS	73,447	259,615	18,116	(50,327)	(2,157)
NET ASSETS AT BEGINNING OF PERIOD	250,932	1,433,723	671,311	130,093	14,223
NET ASSETS AT END OF PERIOD	$324,379	$1,693,338	$689,427	$79,766	$12,066

UNITS OUTSTANDING
Units outstanding at beginning of period	4,971	35,381	26,223	5,096	401
Units issued	—	1,258	325	1	16
Units redeemed	(369)	(7,685)	(1,988)	(2,271)	(105)
Units outstanding at end of period	4,602	28,954	24,560	2,826	312
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	Morgan Stanley
	Infrastructure	Infrastructure	Strategist	Strategist	VIF Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class II	Class I	Class II	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$16,054	$780	$(15,968)	$(2,594)	$(96,892)
Net realized gains (losses)	(139,635)	(9,342)	(10,854)	(6,016)	(500,959)
Change in unrealized gains (losses)	273,346	17,708	94,835	17,837	3,307,485
Increase (decrease) in net assets from operations	149,765	9,146	68,013	9,227	2,709,634
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	780
Transfers for contract benefits and terminations	(71,356)	(1,518)	(90,756)	(50,062)	(630,784)
Contract maintenance charge	(489)	(95)	(732)	(306)	(3,813)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,137,366)	(70,570)	377	293	(99,769)
Increase (decrease) in net assets from contract
transactions	(1,209,211)	(72,183)	(91,111)	(50,075)	(733,586)
INCREASE (DECREASE) IN NET ASSETS	(1,059,446)	(63,037)	(23,098)	(40,848)	1,976,048
NET ASSETS AT BEGINNING OF PERIOD	1,059,446	63,037	1,162,160	195,084	6,612,245
NET ASSETS AT END OF PERIOD	$—	$—	$1,139,062	$154,236	$8,588,293

UNITS OUTSTANDING
Units outstanding at beginning of period	13,929	2,584	61,287	10,641	129,156
Units issued	2,143	—	1,174	30	1,596
Units redeemed	(16,072)	(2,584)	(6,108)	(2,538)	(15,191)
Units outstanding at end of period	—	—	56,353	8,133	115,561
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

				PIMCO VIT
		Morgan Stanley	Morgan Stanley	Commodity	PIMCO VIT
	Morgan Stanley	VIF U.S.	VIF U.S.	RealReturn®	Emerging
	VIF Growth	Real Estate	Real Estate	Strategy	Markets Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class II	Class I	Class II	Advisor Class	Advisor Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(27,846)	$2,188	$13,143	$10	$263
Net realized gains (losses)	(76,248)	(2,131)	57,761	(27)	(21)
Change in unrealized gains (losses)	773,300	21,479	94,153	58	66
Increase (decrease) in net assets from operations	669,206	21,536	165,057	41	308
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	463	—	—
Transfers for contract benefits and terminations	(49,312)	(13,714)	(158,040)	—	—
Contract maintenance charge	(7,261)	(118)	(827)	(3)	(17)
Transfers among the sub-accounts and with the
Fixed Account - net	(73,910)	(168,380)	(1,362,463)	—	—
Increase (decrease) in net assets from contract
transactions	(130,483)	(182,212)	(1,520,867)	(3)	(17)
INCREASE (DECREASE) IN NET ASSETS	538,723	(160,676)	(1,355,810)	38	291
NET ASSETS AT BEGINNING OF PERIOD	1,568,463	160,676	1,355,810	1,684	5,318
NET ASSETS AT END OF PERIOD	$2,107,186	$—	$—	$1,722	$5,609

UNITS OUTSTANDING
Units outstanding at beginning of period	57,010	3,732	36,217	249	321
Units issued	337	51	1,048	—	—
Units redeemed	(1,932)	(3,783)	(37,265)	—	(1)
Units outstanding at end of period	55,415	—	—	249	320
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

					Putnam VT
				Putnam VT	Emerging
	PIMCO VIT	PIMCO VIT	Putnam VT	Diversified	Markets
	Real Return	Total Return	Core Equity	Income	Equity
	Portfolio -	Portfolio -	Fund -	Fund -	Fund -
	Advisor Class	Advisor Class	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$575	$1,464	$(38,759)	$39,201	$486
Net realized gains (losses)	(335)	(4,146)	550,006	(52,329)	1,738
Change in unrealized gains (losses)	312	4,060	713,317	46,238	41,784
Increase (decrease) in net assets from operations	552	1,378	1,224,564	33,110	44,008
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	318	—	480
Transfers for contract benefits and terminations	(941)	(587)	(839,001)	(107,339)	(33,602)
Contract maintenance charge	(119)	(447)	(1,808)	(108)	(195)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,088)	(24,089)	(19,462)	8,882	1,598
Increase (decrease) in net assets from contract
transactions	(6,148)	(25,123)	(859,953)	(98,565)	(31,719)
INCREASE (DECREASE) IN NET ASSETS	(5,596)	(23,745)	364,611	(65,455)	12,289
NET ASSETS AT BEGINNING OF PERIOD	55,037	67,648	5,109,578	835,108	316,774
NET ASSETS AT END OF PERIOD	$49,441	$43,903	$5,474,189	$769,653	$329,063

UNITS OUTSTANDING
Units outstanding at beginning of period	3,917	4,683	162,331	43,194	18,998
Units issued	218	18	1,752	947	180
Units redeemed	(632)	(1,676)	(23,750)	(6,011)	(1,849)
Units outstanding at end of period	3,503	3,025	140,333	38,130	17,329
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Putnam VT
	Focused	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	International	George Putnam	Global	Global	Government
	Equity	Balanced	Asset Allocation	Health Care	Money Market
	Fund -	Fund -	Fund -	Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,117	$(4,055)	$10,766	$(18,650)	$190,179
Net realized gains (losses)	(7,247)	135,089	60,056	132,803	—
Change in unrealized gains (losses)	31,673	273,038	120,667	(74,873)	—
Increase (decrease) in net assets from operations	29,543	404,072	191,489	39,280	190,179
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	480	56	—	—	805
Transfers for contract benefits and terminations	(120,794)	(392,860)	(244,359)	(306,545)	(1,594,828)
Contract maintenance charge	(537)	(2,080)	(804)	(979)	(16,090)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,694)	(23,468)	(42,868)	(7,485)	1,921,132
Increase (decrease) in net assets from contract
transactions	(122,545)	(418,352)	(288,031)	(315,009)	311,019
INCREASE (DECREASE) IN NET ASSETS	(93,002)	(14,280)	(96,542)	(275,729)	501,198
NET ASSETS AT BEGINNING OF PERIOD	1,401,701	2,836,940	1,417,169	2,001,162	6,522,120
NET ASSETS AT END OF PERIOD	$1,308,699	$2,822,660	$1,320,627	$1,725,433	$7,023,318

UNITS OUTSTANDING
Units outstanding at beginning of period	77,619	109,737	49,288	42,123	702,776
Units issued	580	1,355	206	326	209,362
Units redeemed	(7,267)	(15,562)	(8,788)	(6,124)	(177,394)
Units outstanding at end of period	70,932	95,530	40,706	36,325	734,744
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

			Putnam VT	Putnam VT
	Putnam VT	Putnam VT	International	International	Putnam VT
	High Yield	Income	Equity	Value	Large Cap
	Fund -	Fund -	Fund -	Fund -	Growth Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$67,623	$136,593	$24,860	$5,508	$(145,165)
Net realized gains (losses)	(33,063)	(167,510)	49,221	6,613	1,261,679
Change in unrealized gains (losses)	57,328	65,328	(15,134)	5,536	1,937,418
Increase (decrease) in net assets from operations	91,888	34,411	58,947	17,657	3,053,932
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	183	338	638	—	720
Transfers for contract benefits and terminations	(208,599)	(484,585)	(362,815)	(37,795)	(1,187,454)
Contract maintenance charge	(1,151)	(2,660)	(2,306)	(103)	(4,565)
Transfers among the sub-accounts and with the
Fixed Account - net	12,885	138,112	6,722	(17,197)	(1,008,695)
Increase (decrease) in net assets from contract
transactions	(196,682)	(348,795)	(357,761)	(55,095)	(2,199,994)
INCREASE (DECREASE) IN NET ASSETS	(104,794)	(314,384)	(298,814)	(37,438)	853,938
NET ASSETS AT BEGINNING OF PERIOD	1,514,228	3,452,330	3,072,177	466,303	10,159,719
NET ASSETS AT END OF PERIOD	$1,409,434	$3,137,946	$2,773,363	$428,865	$11,013,657

UNITS OUTSTANDING
Units outstanding at beginning of period	52,983	214,712	151,394	23,957	410,880
Units issued	1,233	10,977	3,498	340	3,044
Units redeemed	(7,715)	(31,526)	(19,848)	(3,012)	(71,708)
Units outstanding at end of period	46,501	194,163	135,044	21,285	342,216
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

		Putnam VT		Putnam VT
	Putnam VT	Mortgage	Putnam VT	Small Cap	Putnam VT
	Large Cap Value	Securities	Research	Growth	Small Cap Value
	Fund -	Fund -	Fund -	Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(29,609)	$34,796	$(14,903)	$(1,723)	$(6,279)
Net realized gains (losses)	1,385,315	(20,742)	126,180	12,605	68,840
Change in unrealized gains (losses)	1,044,154	8,519	240,391	15,793	27,361
Increase (decrease) in net assets from operations	2,399,860	22,573	351,668	26,675	89,922
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	638	90	218	—	240
Transfers for contract benefits and terminations	(1,937,810)	(37,243)	(155,285)	(8,556)	(177,350)
Contract maintenance charge	(5,648)	(346)	(707)	(2)	(718)
Transfers among the sub-accounts and with the
Fixed Account - net	(247,376)	28,622	(23,572)	(47,680)	(62,538)
Increase (decrease) in net assets from contract
transactions	(2,190,196)	(8,877)	(179,346)	(56,238)	(240,366)
INCREASE (DECREASE) IN NET ASSETS	209,664	13,696	172,322	(29,563)	(150,444)
NET ASSETS AT BEGINNING OF PERIOD	13,944,795	645,971	1,478,354	113,080	1,890,333
NET ASSETS AT END OF PERIOD	$14,154,459	$659,667	$1,650,676	$83,517	$1,739,889

UNITS OUTSTANDING
Units outstanding at beginning of period	269,887	39,082	38,537	2,230	33,014
Units issued	1,256	1,780	508	247	170
Units redeemed	(40,789)	(2,204)	(4,357)	(1,095)	(4,147)
Units outstanding at end of period	230,354	38,658	34,688	1,382	29,037
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Putnam VT	Putnam VT
	Sustainable	Sustainable	Templeton
	Future	Leaders	Developing	Templeton
	Fund -	Fund -	Markets	Foreign
	Class IB	Class IB	VIP Fund - Class 2	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,453)	$(89,979)	$13,149	$30,041
Net realized gains (losses)	162	387,711	(3,678)	47,796
Change in unrealized gains (losses)	55,551	1,278,448	27,454	(139,555)
Increase (decrease) in net assets from operations	50,260	1,576,180	36,925	(61,718)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	180	660	310
Transfers for contract benefits and terminations	(7,128)	(814,730)	(143,524)	(840,060)
Contract maintenance charge	(87)	(3,076)	(506)	(4,443)
Transfers among the sub-accounts and with the
Fixed Account - net	6	(62,115)	71	206,382
Increase (decrease) in net assets from contract
transactions	(7,209)	(879,741)	(143,299)	(637,811)
INCREASE (DECREASE) IN NET ASSETS	43,051	696,439	(106,374)	(699,529)
NET ASSETS AT BEGINNING OF PERIOD	377,322	7,606,514	610,208	3,699,919
NET ASSETS AT END OF PERIOD	$420,373	$8,302,953	$503,834	$3,000,390

UNITS OUTSTANDING
Units outstanding at beginning of period	7,269	207,515	17,038	162,881
Units issued	1	878	500	9,964
Units redeemed	(127)	(21,172)	(4,055)	(36,000)
Units outstanding at end of period	7,143	187,221	13,483	136,845

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

					Allspring VT
	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Index
	VPS Discovery	VPS International	VPS Large Cap	VPS Relative	Asset Allocation
	Value Portfolio -	Value Portfolio -	Growth Portfolio -	Value Portfolio -	Fund -
	Class B	Class B	Class B	Class B	Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,783)	$(1,398)	$(20,693)	$(5,204)	$(476)
Net realized gains (losses)	30,460	(763)	82,960	147,388	5,478
Change in unrealized gains (losses)	24,692	17,254	309,109	5,235	18,896
Increase (decrease) in net assets from operations	51,369	15,093	371,376	147,419	23,898
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(10,984)	(800)	(466,486)	(234,892)	(526)
Contract maintenance charge	(2,394)	(595)	(4,837)	(3,987)	(144)
Transfers among the sub-accounts and with the
Fixed Account - net	191	(114)	(7,014)	52,553	93
Increase (decrease) in net assets from contract
transactions	(13,187)	(1,509)	(478,337)	(186,326)	(577)
INCREASE (DECREASE) IN NET ASSETS	38,182	13,584	(106,961)	(38,907)	23,321
NET ASSETS AT BEGINNING OF PERIOD	357,411	118,369	1,428,341	1,633,626	157,136
NET ASSETS AT END OF PERIOD	$395,593	$131,953	$1,321,380	$1,594,719	$180,457

UNITS OUTSTANDING
Units outstanding at beginning of period	8,517	12,300	37,801	49,582	5,970
Units issued	13	30	786	1,805	10
Units redeemed	(311)	(176)	(10,588)	(7,710)	(31)
Units outstanding at end of period	8,219	12,154	27,999	43,677	5,949

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		AST
	Allspring VT	Academic	AST	AST	AST
	Opportunity	Strategies	Advanced	Government	International
	Fund -	Asset Allocation	Strategies	Money Market	Equity
	Class 2	Portfolio	Portfolio	Portfolio	Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(419)	$(352)	$(392)	$114	$(30)
Net realized gains (losses)	3,142	685	231	—	24
Change in unrealized gains (losses)	4,791	981	2,848	—	324
Increase (decrease) in net assets from operations	7,514	1,314	2,687	114	318
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(2,183)	(1,009)	—	(2,680)	—
Contract maintenance charge	—	(30)	(18)	—	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(355)	(1)	1	(1)	—
Increase (decrease) in net assets from contract
transactions	(2,538)	(1,040)	(17)	(2,681)	(4)
INCREASE (DECREASE) IN NET ASSETS	4,976	274	2,670	(2,567)	314
NET ASSETS AT BEGINNING OF PERIOD	31,413	16,940	21,484	5,318	1,968
NET ASSETS AT END OF PERIOD	$36,389	$17,214	$24,154	$2,751	$2,282

UNITS OUTSTANDING
Units outstanding at beginning of period	1,767	1,494	1,233	577	148
Units issued	2	—	1	—	—
Units redeemed	(131)	(88)	(1)	(288)	—
Units outstanding at end of period	1,638	1,406	1,233	289	148
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	AST
	J.P. Morgan	AST	AST	AST	AST
	Conservative	Large-Cap	Large-Cap	Mid-Cap	Mid-Cap
	Multi-Asset	Growth	Value	Growth	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(280)	$(145)	$(55)	$(67)	$(96)
Net realized gains (losses)	110	28	—	34	71
Change in unrealized gains (losses)	1,498	3,687	372	930	728
Increase (decrease) in net assets from operations	1,328	3,570	317	897	703
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	—	—	—
Contract maintenance charge	(12)	(20)	(7)	(9)	(12)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	—	—	—
Increase (decrease) in net assets from contract
transactions	(12)	(20)	(7)	(9)	(12)
INCREASE (DECREASE) IN NET ASSETS	1,316	3,550	310	888	691
NET ASSETS AT BEGINNING OF PERIOD	15,710	8,563	3,847	4,431	6,698
NET ASSETS AT END OF PERIOD	$17,026	$12,113	$4,157	$5,319	$7,389

UNITS OUTSTANDING
Units outstanding at beginning of period	1,171	243	182	177	285
Units issued	—	—	—	—	—
Units redeemed	(1)	—	—	(1)	—
Units outstanding at end of period	1,170	243	182	176	285
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	AST	AST		AST
	Preservation	Prudential	AST	T. Rowe Price
	Asset	Growth	Small-Cap	Asset	BNY Mellon
	Allocation	Allocation	Equity	Allocation	Stock Index
	Portfolio	Portfolio	Portfolio	Portfolio	Fund, Inc.
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(804)	$(743)	$(61)	$(1,028)	$2,832
Net realized gains (losses)	337	1,496	(6)	1,667	111,509
Change in unrealized gains (losses)	5,771	4,945	694	6,800	246,399
Increase (decrease) in net assets from operations	5,304	5,698	627	7,439	360,740
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	(3,390)	—	(3,844)	(94,235)
Contract maintenance charge	(60)	(10)	(8)	(20)	(689)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(991)	1	(1,118)	(23,997)
Increase (decrease) in net assets from contract
transactions	(60)	(4,391)	(7)	(4,982)	(118,921)
INCREASE (DECREASE) IN NET ASSETS	5,244	1,307	620	2,457	241,819
NET ASSETS AT BEGINNING OF PERIOD	52,358	42,989	4,095	58,961	1,540,606
NET ASSETS AT END OF PERIOD	$57,602	$44,296	$4,715	$61,418	$1,782,425

UNITS OUTSTANDING
Units outstanding at beginning of period	3,574	3,110	147	3,399	51,123
Units issued	—	1,249	—	1,133	4
Units redeemed	(4)	(1,598)	—	(1,449)	(3,569)
Units outstanding at end of period	3,570	2,761	147	3,083	47,558
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	BNY Mellon	BNY Mellon VIF	BNY Mellon VIF	Fidelity® VIP	Fidelity® VIP
	Sustainable U.S.	Appreciation	Government	Contrafund℠	Contrafund℠
	Equity Portfolio,	Portfolio -	Money Market	Portfolio -	Portfolio -
	Inc.	Initial Shares	Portfolio	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(568)	$(650)	$6,121	$(9,291)	$(20,917)
Net realized gains (losses)	20,580	5,172	—	69,999	79,948
Change in unrealized gains (losses)	2,429	19,788	—	276,287	335,025
Increase (decrease) in net assets from operations	22,441	24,310	6,121	336,995	394,056
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(35,587)	(84,250)	(105,873)	(69,651)	(90,977)
Contract maintenance charge	(85)	(29)	(211)	(627)	(2,228)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(1)	100,872	(37,598)	(28,595)
Increase (decrease) in net assets from contract
transactions	(35,672)	(84,280)	(5,212)	(107,876)	(121,800)
INCREASE (DECREASE) IN NET ASSETS	(13,231)	(59,970)	909	229,119	272,256
NET ASSETS AT BEGINNING OF PERIOD	127,306	166,220	183,259	1,105,434	1,322,500
NET ASSETS AT END OF PERIOD	$114,075	$106,250	$184,168	$1,334,553	$1,594,756

UNITS OUTSTANDING
Units outstanding at beginning of period	6,048	5,126	19,096	27,293	47,740
Units issued	—	—	10,200	17	135
Units redeemed	(1,616)	(2,383)	(10,723)	(2,294)	(3,884)
Units outstanding at end of period	4,432	2,743	18,573	25,016	43,991
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030	Freedom Income
	Portfolio℠ -	Portfolio℠ -	Portfolio℠ -	Portfolio℠ -	Portfolio℠ -
	Initial Class	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,544	$1,221	$25,436	$114	$15,592
Net realized gains (losses)	28,687	3,343	(5,994)	53	(4,788)
Change in unrealized gains (losses)	40,891	(596)	172,173	1,880	23,943
Increase (decrease) in net assets from operations	75,122	3,968	191,615	2,047	34,747
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(57,402)	(1,323)	(134,005)	(12)	(28,488)
Contract maintenance charge	(369)	(64)	(2,509)	(8)	(3,911)
Transfers among the sub-accounts and with the
Fixed Account - net	1,365	5	(15)	1	(2,455)
Increase (decrease) in net assets from contract
transactions	(56,406)	(1,382)	(136,529)	(19)	(34,854)
INCREASE (DECREASE) IN NET ASSETS	18,716	2,586	55,086	2,028	(107)
NET ASSETS AT BEGINNING OF PERIOD	876,438	54,250	1,948,415	16,195	577,046
NET ASSETS AT END OF PERIOD	$895,154	$56,836	$2,003,501	$18,223	$576,939

UNITS OUTSTANDING
Units outstanding at beginning of period	26,805	3,333	114,872	850	41,108
Units issued	47	3	43	—	28
Units redeemed	(1,798)	(83)	(7,912)	(1)	(2,468)
Units outstanding at end of period	25,054	3,253	107,003	849	38,668
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Government	Government	Growth	Growth	Growth
	Money Market	Money Market	& Income	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class 2	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$86,564	$34,664	$(26)	$(4,604)	$(4,615)
Net realized gains (losses)	—	—	1,697	1,261	(2,666)
Change in unrealized gains (losses)	1	(1)	3,191	135,799	120,202
Increase (decrease) in net assets from operations	86,565	34,663	4,862	132,456	112,921
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(180,575)	(89,686)	(721)	(1,430)	(5,402)
Contract maintenance charge	(1,447)	(5,804)	(39)	(123)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	1,465,365	676,469	(163)	449	(77)
Increase (decrease) in net assets from contract
transactions	1,283,343	580,979	(923)	(1,104)	(5,483)
INCREASE (DECREASE) IN NET ASSETS	1,369,908	615,642	3,939	131,352	107,438
NET ASSETS AT BEGINNING OF PERIOD	1,885,011	955,006	29,919	302,009	262,613
NET ASSETS AT END OF PERIOD	$3,254,919	$1,570,648	$33,858	$433,361	$370,051

UNITS OUTSTANDING
Units outstanding at beginning of period	194,093	107,539	945	7,972	6,274
Units issued	223,347	92,907	2	83	25
Units redeemed	(93,426)	(30,478)	(28)	(103)	(127)
Units outstanding at end of period	324,014	169,968	919	7,952	6,172
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	High Income	Index 500	Index 500
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(14,850)	$6,004	$124	$2,101	$(2,984)
Net realized gains (losses)	93,347	(10,009)	(35)	56,750	44,284
Change in unrealized gains (losses)	308,942	18,085	154	152,921	249,523
Increase (decrease) in net assets from operations	387,439	14,080	243	211,772	290,823
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	1,400	—
Transfers for contract benefits and terminations	(101,574)	(47,278)	(88)	(79,449)	(232,060)
Contract maintenance charge	(485)	(80)	(2)	(360)	(1,249)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,203)	(692)	50	4,115	(85,257)
Increase (decrease) in net assets from contract
transactions	(105,262)	(48,050)	(40)	(74,294)	(318,566)
INCREASE (DECREASE) IN NET ASSETS	282,177	(33,970)	203	137,478	(27,743)
NET ASSETS AT BEGINNING OF PERIOD	1,169,952	182,440	2,894	901,223	1,374,021
NET ASSETS AT END OF PERIOD	$1,452,129	$148,470	$3,097	$1,038,701	$1,346,278

UNITS OUTSTANDING
Units outstanding at beginning of period	39,579	9,780	170	30,145	45,100
Units issued	15	2	4	225	218
Units redeemed	(2,965)	(2,488)	(6)	(2,493)	(9,994)
Units outstanding at end of period	36,629	7,294	168	27,877	35,324
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Fidelity® VIP
	Investment	Fidelity® VIP	Fidelity® VIP		Franklin
	Grade Bond	Mid Cap	Overseas	Franklin	Growth
	Portfolio -	Portfolio -	Portfolio -	DynaTech	and Income
	Initial Class	Service Class 2	Initial Class	VIP Fund - Class 2	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,244	$(3,917)	$(369)	$(400)	$26,733
Net realized gains (losses)	(2,076)	4,867	5,940	(434)	(55,525)
Change in unrealized gains (losses)	10,331	32,313	17,256	7,930	296,107
Increase (decrease) in net assets from operations	11,499	33,263	22,827	7,096	267,315
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	150
Transfers for contract benefits and terminations	(8,970)	(11,339)	(31,773)	—	(447,451)
Contract maintenance charge	(117)	(1,906)	(95)	(147)	(3,337)
Transfers among the sub-accounts and with the
Fixed Account - net	5,369	(101,330)	(677)	—	(44,386)
Increase (decrease) in net assets from contract
transactions	(3,718)	(114,575)	(32,545)	(147)	(495,024)
INCREASE (DECREASE) IN NET ASSETS	7,781	(81,312)	(9,718)	6,949	(227,709)
NET ASSETS AT BEGINNING OF PERIOD	237,186	354,896	139,652	17,428	3,969,245
NET ASSETS AT END OF PERIOD	$244,967	$273,584	$129,934	$24,377	$3,741,536

UNITS OUTSTANDING
Units outstanding at beginning of period	12,801	13,491	8,501	675	104,303
Units issued	262	58	47	—	1,285
Units redeemed	(458)	(4,434)	(1,907)	(6)	(14,029)
Units outstanding at end of period	12,605	9,115	6,641	669	91,559
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Franklin	Franklin
	Franklin	Large Cap	Mutual Global	Franklin	Franklin
	Income	Growth	Discovery	Mutual Shares	Small Cap Value
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$184,055	$(62,130)	$5,115	$12,040	$(22,851)
Net realized gains (losses)	257,394	(9,534)	26,821	255,240	69,832
Change in unrealized gains (losses)	(104,246)	1,437,310	58,984	109,863	191,648
Increase (decrease) in net assets from operations	337,203	1,365,646	90,920	377,143	238,629
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	204	10,800	—	918	3,900
Transfers for contract benefits and terminations	(514,729)	(472,642)	(27,170)	(299,105)	(224,153)
Contract maintenance charge	(4,911)	(3,347)	(1,295)	(4,341)	(2,662)
Transfers among the sub-accounts and with the
Fixed Account - net	187,754	(477,103)	(7,966)	11,632	(35,889)
Increase (decrease) in net assets from contract
transactions	(331,682)	(942,292)	(36,431)	(290,896)	(258,804)
INCREASE (DECREASE) IN NET ASSETS	5,521	423,354	54,489	86,247	(20,175)
NET ASSETS AT BEGINNING OF PERIOD	5,003,170	3,949,063	506,805	3,376,090	2,355,918
NET ASSETS AT END OF PERIOD	$5,008,691	$4,372,417	$561,294	$3,462,337	$2,335,743

UNITS OUTSTANDING
Units outstanding at beginning of period	220,258	145,593	25,201	123,066	48,965
Units issued	15,441	2,055	39	1,220	1,133
Units redeemed	(29,813)	(31,113)	(1,649)	(11,580)	(6,156)
Units outstanding at end of period	205,886	116,535	23,591	112,706	43,942

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

				Goldman Sachs	Goldman Sachs
		Goldman Sachs	Goldman Sachs	VIT Small Cap	VIT U.S.
	Franklin	VIT Large	VIT Mid	Equity Insights	Equity Insights
	U.S. Government	Cap Value Fund -	Cap Value Fund -	Fund -	Fund -
	Securities	Institutional	Institutional	Institutional	Institutional
	VIP Fund - Class 2	Class	Class	Class	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,469	$38	$(472)	$(326)	$(339)
Net realized gains (losses)	(35,492)	1,468	1,332	(147)	70
Change in unrealized gains (losses)	53,079	334	4,197	6,841	7,238
Increase (decrease) in net assets from operations	30,056	1,840	5,057	6,368	6,969
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	366	—	—	—	—
Transfers for contract benefits and terminations	(146,124)	—	—	(169)	—
Contract maintenance charge	(844)	(56)	(137)	(55)	(128)
Transfers among the sub-accounts and with the
Fixed Account - net	16,034	(13)	1	(173)	(324)
Increase (decrease) in net assets from contract
transactions	(130,568)	(69)	(136)	(397)	(452)
INCREASE (DECREASE) IN NET ASSETS	(100,512)	1,771	4,921	5,971	6,517
NET ASSETS AT BEGINNING OF PERIOD	1,159,137	16,299	54,323	37,385	32,182
NET ASSETS AT END OF PERIOD	$1,058,625	$18,070	$59,244	$43,356	$38,699

UNITS OUTSTANDING
Units outstanding at beginning of period	103,552	696	1,827	1,614	1,061
Units issued	3,346	6	—	5	1
Units redeemed	(14,737)	(8)	(4)	(20)	(14)
Units outstanding at end of period	92,161	694	1,823	1,599	1,048
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	American	American	Invesco V.I.	Invesco V.I.	Capital
	Franchise	Franchise	American Value	American Value	Appreciation
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(69,192)	$(21,523)	$(16,868)	$(21,147)	$(7,433)
Net realized gains (losses)	157,720	28,892	441,881	369,024	(5,204)
Change in unrealized gains (losses)	1,695,246	428,402	(120,234)	(123,048)	185,271
Increase (decrease) in net assets from operations	1,783,774	435,771	304,779	224,829	172,634
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	4,275	—	2,043	—
Transfers for contract benefits and terminations	(617,676)	(30,782)	(297,970)	(80,204)	(23,025)
Contract maintenance charge	(4,054)	(3,324)	(2,099)	(4,826)	(238)
Transfers among the sub-accounts and with the
Fixed Account - net	(46,246)	(70,507)	1,947	(3,697)	(2,765)
Increase (decrease) in net assets from contract
transactions	(667,976)	(100,338)	(298,122)	(86,684)	(26,028)
INCREASE (DECREASE) IN NET ASSETS	1,115,798	335,433	6,657	138,145	146,606
NET ASSETS AT BEGINNING OF PERIOD	4,743,374	1,170,104	2,426,598	1,724,581	531,884
NET ASSETS AT END OF PERIOD	$5,859,172	$1,505,537	$2,433,255	$1,862,726	$678,490

UNITS OUTSTANDING
Units outstanding at beginning of period	175,162	37,027	157,271	53,169	24,285
Units issued	1,029	187	985	2,499	18
Units redeemed	(18,670)	(2,576)	(22,730)	(4,681)	(1,133)
Units outstanding at end of period	157,521	34,638	135,526	50,987	23,170
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.			Invesco V.I.
	Capital	Invesco V.I.	Invesco V.I.	Conservative
	Appreciation	Comstock	Comstock	Balanced	Invesco V.I.
	Fund -	Fund -	Fund -	Fund -	Core Equity Fund -
	Series II	Series I	Series II	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(71,803)	$3,915	$(4,655)	$1,878	$(16,885)
Net realized gains (losses)	(92,542)	134,744	808,177	(2,624)	61,555
Change in unrealized gains (losses)	1,549,345	(48,182)	(320,337)	135,799	573,066
Increase (decrease) in net assets from operations	1,385,000	90,477	483,185	135,053	617,736
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,450	—	3,450	180	—
Transfers for contract benefits and terminations	(389,585)	(60,257)	(720,694)	(171,164)	(514,161)
Contract maintenance charge	(4,975)	(400)	(11,003)	(1,240)	(2,677)
Transfers among the sub-accounts and with the
Fixed Account - net	(135,737)	(38,106)	(112,261)	17,740	1,458
Increase (decrease) in net assets from contract
transactions	(526,847)	(98,763)	(840,508)	(154,484)	(515,380)
INCREASE (DECREASE) IN NET ASSETS	858,153	(8,286)	(357,323)	(19,431)	102,356
NET ASSETS AT BEGINNING OF PERIOD	4,442,454	909,332	5,240,250	1,358,673	3,024,866
NET ASSETS AT END OF PERIOD	$5,300,607	$901,046	$4,882,927	$1,339,242	$3,127,222

UNITS OUTSTANDING
Units outstanding at beginning of period	131,837	24,092	155,518	76,003	124,394
Units issued	2,407	934	2,725	1,781	397
Units redeemed	(16,214)	(3,562)	(25,853)	(10,181)	(19,656)
Units outstanding at end of period	118,030	21,464	132,390	67,603	105,135
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

				Invesco V.I.	Invesco V.I.
		Invesco V.I.	Invesco V.I.	Discovery Mid	Discovery Mid
	Invesco V.I.	Core Plus	Core Plus	Cap Growth	Cap Growth
	Core Equity Fund -	Bond Fund -	Bond Fund -	Fund -	Fund -
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(283)	$4,952	$19,342	$(11,807)	$(29,457)
Net realized gains (losses)	(1,389)	(4,771)	(18,146)	(39,338)	(56,899)
Change in unrealized gains (losses)	5,666	17,838	82,571	146,925	288,058
Increase (decrease) in net assets from operations	3,994	18,019	83,767	95,780	201,702
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	348
Transfers for contract benefits and terminations	(6,965)	(27,175)	(291,562)	(236,376)	(188,020)
Contract maintenance charge	(107)	(185)	(3,357)	(343)	(4,427)
Transfers among the sub-accounts and with the
Fixed Account - net	1	5,844	89,160	525	(6,718)
Increase (decrease) in net assets from contract
transactions	(7,071)	(21,516)	(205,759)	(236,194)	(198,817)
INCREASE (DECREASE) IN NET ASSETS	(3,077)	(3,497)	(121,992)	(140,414)	2,885
NET ASSETS AT BEGINNING OF PERIOD	25,770	389,316	2,176,966	947,109	1,952,137
NET ASSETS AT END OF PERIOD	$22,693	$385,819	$2,054,974	$806,695	$1,955,022

UNITS OUTSTANDING
Units outstanding at beginning of period	1,099	25,493	231,494	64,754	72,603
Units issued	—	435	13,995	98	464
Units redeemed	(258)	(1,765)	(35,889)	(17,240)	(6,365)
Units outstanding at end of period	841	24,163	209,600	47,612	66,702
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Diversified	Diversified	Equally-Weighted	Equally-Weighted	Equity and Income
	Dividend Fund -	Dividend Fund -	S&P 500 Fund -	S&P 500 Fund -	Fund -
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$31,889	$1,455	$(1,261)	$(10,828)	$8,478
Net realized gains (losses)	486,554	64,244	165,368	90,963	65,330
Change in unrealized gains (losses)	(159,687)	(23,986)	132,393	118,169	47,558
Increase (decrease) in net assets from operations	358,756	41,713	296,500	198,304	121,366
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	420	—	—	—	—
Transfers for contract benefits and terminations	(302,664)	(49,461)	(202,079)	(600,316)	(192,266)
Contract maintenance charge	(2,401)	(573)	(534)	(7,441)	(1,084)
Transfers among the sub-accounts and with the
Fixed Account - net	(33,971)	2,534	(70,892)	(3,637)	3,964
Increase (decrease) in net assets from contract
transactions	(338,616)	(47,500)	(273,505)	(611,394)	(189,386)
INCREASE (DECREASE) IN NET ASSETS	20,140	(5,787)	22,995	(413,090)	(68,020)
NET ASSETS AT BEGINNING OF PERIOD	5,070,550	621,970	2,570,561	2,027,124	1,458,037
NET ASSETS AT END OF PERIOD	$5,090,690	$616,183	$2,593,556	$1,614,034	$1,390,017

UNITS OUTSTANDING
Units outstanding at beginning of period	53,614	24,388	267,451	211,805	71,131
Units issued	387	96	2,509	66	3,427
Units redeemed	(3,967)	(1,873)	(29,306)	(60,516)	(12,575)
Units outstanding at end of period	50,034	22,611	240,654	151,355	61,983
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.			Invesco V.I.
	Equity	Invesco V.I.	Invesco V.I.	Global	Invesco V.I.
	and Income	EQV International	EQV International	Core Equity	Global
	Fund -	Equity Fund -	Equity Fund -	Fund -	Core Equity Fund -
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$59	$(9,553)	$(620)	$(7,243)	$(2,044)
Net realized gains (losses)	53,017	18,715	33	(1,076)	611
Change in unrealized gains (losses)	15,473	125,071	6,018	180,833	33,058
Increase (decrease) in net assets from operations	68,549	134,233	5,431	172,514	31,625
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,170	—	1,755	—	—
Transfers for contract benefits and terminations	(142,726)	(148,130)	—	(49,888)	(17,504)
Contract maintenance charge	(2,300)	(477)	—	(522)	(526)
Transfers among the sub-accounts and with the
Fixed Account - net	(6,862)	(3,062)	(4)	(2,053)	(2)
Increase (decrease) in net assets from contract
transactions	(150,718)	(151,669)	1,751	(52,463)	(18,032)
INCREASE (DECREASE) IN NET ASSETS	(82,169)	(17,436)	7,182	120,051	13,593
NET ASSETS AT BEGINNING OF PERIOD	933,998	865,878	33,307	882,745	166,914
NET ASSETS AT END OF PERIOD	$851,829	$848,442	$40,489	$1,002,796	$180,507

UNITS OUTSTANDING
Units outstanding at beginning of period	33,904	43,747	1,406	27,451	9,253
Units issued	431	39	69	450	—
Units redeemed	(5,940)	(7,871)	—	(1,934)	(849)
Units outstanding at end of period	28,395	35,915	1,475	25,967	8,404
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Global	Global	Government
	Global	Global	Strategic Income	Strategic Income	Money Market
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,896)	$(15,002)	$(5,279)	$(65,423)	$4,996
Net realized gains (losses)	57,606	118,338	(4,526)	(183,479)	—
Change in unrealized gains (losses)	83,719	180,953	40,767	540,997	—
Increase (decrease) in net assets from operations	136,429	284,289	30,962	292,095	4,996
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	540	—
Transfers for contract benefits and terminations	(19,968)	(126,821)	(18,844)	(691,054)	(13,624)
Contract maintenance charge	(123)	(1,945)	(181)	(3,153)	(107)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,078)	(20,480)	4,348	(48,602)	(4)
Increase (decrease) in net assets from contract
transactions	(22,169)	(149,246)	(14,677)	(742,269)	(13,735)
INCREASE (DECREASE) IN NET ASSETS	114,260	135,043	16,285	(450,174)	(8,739)
NET ASSETS AT BEGINNING OF PERIOD	426,361	948,188	418,154	4,603,770	160,661
NET ASSETS AT END OF PERIOD	$540,621	$1,083,231	$434,439	$4,153,596	$151,922

UNITS OUTSTANDING
Units outstanding at beginning of period	15,204	23,895	28,076	284,754	17,004
Units issued	25	160	402	6,293	3
Units redeemed	(741)	(3,353)	(1,159)	(51,448)	(1,285)
Units outstanding at end of period	14,488	20,702	27,319	239,599	15,722
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.		Invesco V.I.
	Government	Invesco V.I.	Growth
	Money Market	Government	and Income	Invesco V.I.	Invesco V.I.
	Fund -	Securities Fund -	Fund -	High Yield Fund -	High Yield Fund -
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$—	$3,861	$(6,835)	$14,385	$10,650
Net realized gains (losses)	—	(4,223)	370,718	(5,448)	(2,602)
Change in unrealized gains (losses)	—	15,459	(83,219)	21,969	16,166
Increase (decrease) in net assets from operations	—	15,097	280,664	30,906	24,214
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	7,818	—	—
Transfers for contract benefits and terminations	—	(26,246)	(600,589)	(25,423)	(4,512)
Contract maintenance charge	—	(402)	(2,716)	(213)	(1,291)
Transfers among the sub-accounts and with the
Fixed Account - net	—	10,110	(42,830)	3,665	3,708
Increase (decrease) in net assets from contract
transactions	—	(16,538)	(638,317)	(21,971)	(2,095)
INCREASE (DECREASE) IN NET ASSETS	—	(1,441)	(357,653)	8,935	22,119
NET ASSETS AT BEGINNING OF PERIOD	15	454,784	2,973,616	369,054	310,788
NET ASSETS AT END OF PERIOD	$15	$453,343	$2,615,963	$377,989	$332,907

UNITS OUTSTANDING
Units outstanding at beginning of period	2	30,420	79,276	17,568	16,467
Units issued	—	628	1,709	289	254
Units redeemed	—	(1,701)	(18,407)	(1,303)	(355)
Units outstanding at end of period	2	29,347	62,578	16,554	16,366
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

					Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Main Street
	Main Street	Main Street	Main Street	Main Street	Small Cap
	Fund® -	Fund® -	Mid Cap Fund® -	Mid Cap Fund® -	Fund® -
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,902)	$(68,510)	$(3,759)	$(579)	$(485)
Net realized gains (losses)	62,562	200,805	(5,014)	(135)	5,434
Change in unrealized gains (losses)	178,869	1,226,588	53,760	4,750	60,005
Increase (decrease) in net assets from operations	236,529	1,358,883	44,987	4,036	64,954
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	11,580	—	1,755	1,000
Transfers for contract benefits and terminations	(85,256)	(789,888)	(16,979)	—	(39,218)
Contract maintenance charge	(868)	(4,512)	(232)	—	(124)
Transfers among the sub-accounts and with the
Fixed Account - net	(20,662)	(324,615)	17	2	4,277
Increase (decrease) in net assets from contract
transactions	(106,786)	(1,107,435)	(17,194)	1,757	(34,065)
INCREASE (DECREASE) IN NET ASSETS	129,743	251,448	27,793	5,793	30,889
NET ASSETS AT BEGINNING OF PERIOD	1,123,297	6,930,727	357,136	31,967	411,340
NET ASSETS AT END OF PERIOD	$1,253,040	$7,182,175	$384,929	$37,760	$442,229

UNITS OUTSTANDING
Units outstanding at beginning of period	41,622	187,099	11,043	1,194	10,069
Units issued	48	2,576	5	63	133
Units redeemed	(3,517)	(29,903)	(570)	—	(924)
Units outstanding at end of period	38,153	159,772	10,478	1,257	9,278
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.				Lord Abbett
	Main Street			Lord Abbett	Fundamental
	Small Cap	Invesco V.I.	Invesco V.I.	Bond Debenture	Equity
	Fund® -	Technology Fund -	Technology Fund -	Portfolio -	Portfolio -
	Series II	Series I	Series II	Class VC	Class VC
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(14,077)	$(5,375)	$(2,734)	$53,018	$(5,848)
Net realized gains (losses)	49,017	(13,330)	(1,834)	(43,300)	18,831
Change in unrealized gains (losses)	333,218	159,382	69,540	63,844	71,015
Increase (decrease) in net assets from operations	368,158	140,677	64,972	73,562	83,998
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,570	—	1,170	3,450	300
Transfers for contract benefits and terminations	(341,596)	(43,392)	—	(184,219)	(48,283)
Contract maintenance charge	(2,311)	(227)	—	(1,297)	(618)
Transfers among the sub-accounts and with the
Fixed Account - net	(64,373)	17	(1)	242,806	6,158
Increase (decrease) in net assets from contract
transactions	(404,710)	(43,602)	1,169	60,740	(42,443)
INCREASE (DECREASE) IN NET ASSETS	(36,552)	97,075	66,141	134,302	41,555
NET ASSETS AT BEGINNING OF PERIOD	2,542,747	332,834	145,090	1,625,562	670,263
NET ASSETS AT END OF PERIOD	$2,506,195	$429,909	$211,231	$1,759,864	$711,818

UNITS OUTSTANDING
Units outstanding at beginning of period	49,149	10,508	4,919	82,926	23,258
Units issued	678	393	38	16,858	472
Units redeemed	(7,958)	(1,546)	—	(14,687)	(1,855)
Units outstanding at end of period	41,869	9,355	4,957	85,097	21,875

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Lord Abbett
	Lord Abbett	Growth	Lord Abbett	LVIP Macquarie	Macquarie VIP
	Growth and Income	Opportunities	Mid-Cap Stock	SMID Cap	Small Cap
	Portfolio -	Portfolio -	Portfolio -	Core Fund -	Value Series -
	Class VC	Class VC	Class VC	Standard Class	Standard Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,652)	$(10,941)	$(16,120)	$(355)	$(1,587)
Net realized gains (losses)	27,840	(83,578)	68,696	17,816	43,792
Change in unrealized gains (losses)	81,867	158,721	147,587	31,102	8,036
Increase (decrease) in net assets from operations	104,055	64,202	200,163	48,563	50,241
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	300	—	6,900	—	—
Transfers for contract benefits and terminations	(86,613)	(113,407)	(180,073)	(4,906)	(93,481)
Contract maintenance charge	(1,954)	(1,089)	(593)	(93)	(381)
Transfers among the sub-accounts and with the
Fixed Account - net	7,615	(13,524)	(59,083)	2,009	4,059
Increase (decrease) in net assets from contract
transactions	(80,652)	(128,020)	(232,849)	(2,990)	(89,803)
INCREASE (DECREASE) IN NET ASSETS	23,403	(63,818)	(32,686)	45,573	(39,562)
NET ASSETS AT BEGINNING OF PERIOD	949,099	771,285	1,601,454	324,652	672,977
NET ASSETS AT END OF PERIOD	$972,502	$707,467	$1,568,768	$370,225	$633,415

UNITS OUTSTANDING
Units outstanding at beginning of period	38,437	23,625	69,102	9,658	10,660
Units issued	897	1,017	1,335	54	85
Units redeemed	(3,949)	(4,789)	(10,750)	(135)	(1,463)
Units outstanding at end of period	35,385	19,853	59,687	9,577	9,282
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

			MFS® VIT
	MFS® VIT	MFS® VIT	Total Return	MFS® VIT II	Morgan Stanley
	Investors Trust	New Discovery	Bond	High Yield	VIF Discovery
	Series -	Series -	Series -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(797)	$(2,334)	$3,912	$5,190	$(3,251)
Net realized gains (losses)	13,145	(2,209)	(1,194)	(5,773)	(52,408)
Change in unrealized gains (losses)	11,891	27,698	8,786	11,794	133,226
Increase (decrease) in net assets from operations	24,239	23,155	11,504	11,211	77,567
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	600	1,000	—
Transfers for contract benefits and terminations	(16,385)	(3,617)	(9,821)	(23,850)	(15,559)
Contract maintenance charge	(79)	(88)	(36)	(34)	(649)
Transfers among the sub-accounts and with the
Fixed Account - net	355	1,134	6	(131)	(12,064)
Increase (decrease) in net assets from contract
transactions	(16,109)	(2,571)	(9,251)	(23,015)	(28,272)
INCREASE (DECREASE) IN NET ASSETS	8,130	20,584	2,253	(11,804)	49,295
NET ASSETS AT BEGINNING OF PERIOD	150,883	178,996	197,593	116,657	201,637
NET ASSETS AT END OF PERIOD	$159,013	$199,580	$199,846	$104,853	$250,932

UNITS OUTSTANDING
Units outstanding at beginning of period	5,205	6,170	10,341	5,472	5,667
Units issued	10	39	31	45	—
Units redeemed	(547)	(120)	(510)	(1,087)	(696)
Units outstanding at end of period	4,668	6,089	9,862	4,430	4,971
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging	VIF Global
	VIF Discovery	Markets Debt	Markets Equity	Markets Equity	Infrastructure
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class II	Class II	Class I	Class II	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(20,846)	$46,917	$227	$10	$12,790
Net realized gains (losses)	(307,288)	(31,430)	(1,709)	194	117,061
Change in unrealized gains (losses)	784,146	47,998	14,850	1,135	(97,248)
Increase (decrease) in net assets from operations	456,012	63,485	13,368	1,339	32,603
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(86,615)	(56,262)	(29,222)	(191)	(153,682)
Contract maintenance charge	(4,702)	(224)	(102)	(67)	(660)
Transfers among the sub-accounts and with the
Fixed Account - net	(93,275)	(2,622)	160	81	1,503
Increase (decrease) in net assets from contract
transactions	(184,592)	(59,108)	(29,164)	(177)	(152,839)
INCREASE (DECREASE) IN NET ASSETS	271,420	4,377	(15,796)	1,162	(120,236)
NET ASSETS AT BEGINNING OF PERIOD	1,162,303	666,934	145,889	13,061	1,179,682
NET ASSETS AT END OF PERIOD	$1,433,723	$671,311	$130,093	$14,223	$1,059,446

UNITS OUTSTANDING
Units outstanding at beginning of period	41,811	28,717	6,343	407	15,992
Units issued	1,657	472	54	4	208
Units redeemed	(8,087)	(2,966)	(1,301)	(10)	(2,271)
Units outstanding at end of period	35,381	26,223	5,096	401	13,929
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	Morgan Stanley	Morgan Stanley
	Infrastructure	Strategist	Strategist	VIF Growth	VIF Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class II	Class I	Class II	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$723	$2,928	$(21)	$(80,388)	$(22,585)
Net realized gains (losses)	5,774	(50,063)	(8,572)	(1,251,186)	(226,911)
Change in unrealized gains (losses)	(4,783)	184,891	31,096	3,576,949	771,119
Increase (decrease) in net assets from operations	1,714	137,756	22,503	2,245,375	521,623
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	780	—
Transfers for contract benefits and terminations	(15,344)	(167,287)	(35,316)	(813,433)	(128,328)
Contract maintenance charge	(107)	(801)	(639)	(4,106)	(6,624)
Transfers among the sub-accounts and with the
Fixed Account - net	2	(22,077)	840	(20,444)	(29,727)
Increase (decrease) in net assets from contract
transactions	(15,449)	(190,165)	(35,115)	(837,203)	(164,679)
INCREASE (DECREASE) IN NET ASSETS	(13,735)	(52,409)	(12,612)	1,408,172	356,944
NET ASSETS AT BEGINNING OF PERIOD	76,772	1,214,569	207,696	5,204,073	1,211,519
NET ASSETS AT END OF PERIOD	$63,037	$1,162,160	$195,084	$6,612,245	$1,568,463

UNITS OUTSTANDING
Units outstanding at beginning of period	3,251	72,835	12,625	147,978	60,140
Units issued	—	1,762	33	3,736	162
Units redeemed	(667)	(13,310)	(2,017)	(22,558)	(3,292)
Units outstanding at end of period	2,584	61,287	10,641	129,156	57,010
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

			PIMCO VIT
	Morgan Stanley	Morgan Stanley	Commodity	PIMCO VIT
	VIF U.S.	VIF U.S.	RealReturn®	Emerging	PIMCO VIT
	Real Estate	Real Estate	Strategy	Markets Bond	Real Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class II	Advisor Class	Advisor Class	Advisor Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,249	$6,229	$248	$204	$933
Net realized gains (losses)	(4,199)	(35,082)	(26)	(27)	(4,570)
Change in unrealized gains (losses)	21,783	190,789	(395)	278	5,102
Increase (decrease) in net assets from operations	18,833	161,936	(173)	455	1,465
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	300	—	—	—
Transfers for contract benefits and terminations	(11,744)	(174,126)	—	—	(27,878)
Contract maintenance charge	(142)	(993)	(3)	(20)	(141)
Transfers among the sub-accounts and with the
Fixed Account - net	(18)	(1,558)	(1)	1	1,678
Increase (decrease) in net assets from contract
transactions	(11,904)	(176,377)	(4)	(19)	(26,341)
INCREASE (DECREASE) IN NET ASSETS	6,929	(14,441)	(177)	436	(24,876)
NET ASSETS AT BEGINNING OF PERIOD	153,747	1,370,251	1,861	4,882	79,913
NET ASSETS AT END OF PERIOD	$160,676	$1,355,810	$1,684	$5,318	$55,037

UNITS OUTSTANDING
Units outstanding at beginning of period	4,046	41,212	249	322	5,822
Units issued	116	1,379	—	—	1,830
Units redeemed	(430)	(6,374)	—	(1)	(3,735)
Units outstanding at end of period	3,732	36,217	249	321	3,917
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

				Putnam VT	Putnam VT
			Putnam VT	Emerging	Focused
	PIMCO VIT	Putnam VT	Diversified	Markets	International
	Total Return	Core Equity	Income	Equity	Equity
	Portfolio -	Fund -	Fund -	Fund -	Fund -
	Advisor Class	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,316	$(39,008)	$39,821	$(2,379)	$(8,729)
Net realized gains (losses)	(2,895)	474,669	(27,796)	(4,688)	(38,934)
Change in unrealized gains (losses)	4,579	678,346	15,754	37,663	283,803
Increase (decrease) in net assets from operations	3,000	1,114,007	27,779	30,596	236,140
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	180	—	480	480
Transfers for contract benefits and terminations	(13,069)	(410,557)	(47,837)	(29,032)	(238,690)
Contract maintenance charge	(464)	(1,769)	(184)	(259)	(692)
Transfers among the sub-accounts and with the
Fixed Account - net	(87)	(17,468)	10,959	561	(10,792)
Increase (decrease) in net assets from contract
transactions	(13,620)	(429,614)	(37,062)	(28,250)	(249,694)
INCREASE (DECREASE) IN NET ASSETS	(10,620)	684,393	(9,283)	2,346	(13,554)
NET ASSETS AT BEGINNING OF PERIOD	78,268	4,425,185	844,391	314,428	1,415,255
NET ASSETS AT END OF PERIOD	$67,648	$5,109,578	$835,108	$316,774	$1,401,701

UNITS OUTSTANDING
Units outstanding at beginning of period	5,682	177,689	45,201	20,742	94,038
Units issued	—	1,195	795	428	1,140
Units redeemed	(999)	(16,553)	(2,802)	(2,172)	(17,559)
Units outstanding at end of period	4,683	162,331	43,194	18,998	77,619
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	George Putnam	Global	Global	Government	Putnam VT
	Balanced	Asset Allocation	Health Care	Money Market	High Yield
	Fund -	Fund -	Fund -	Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,329)	$1,879	$(21,259)	$160,873	$59,887
Net realized gains (losses)	42,817	22,515	179,180	—	(48,296)
Change in unrealized gains (losses)	412,337	193,786	(16,049)	—	139,086
Increase (decrease) in net assets from operations	452,825	218,180	141,872	160,873	150,677
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	168	—	—	3,790	—
Transfers for contract benefits and terminations	(186,000)	(329,590)	(209,512)	(1,006,603)	(189,590)
Contract maintenance charge	(2,911)	(1,004)	(1,211)	(16,085)	(1,402)
Transfers among the sub-accounts and with the
Fixed Account - net	8,202	7,140	(84,179)	1,843,690	8,990
Increase (decrease) in net assets from contract
transactions	(180,541)	(323,454)	(294,902)	824,792	(182,002)
INCREASE (DECREASE) IN NET ASSETS	272,284	(105,274)	(153,030)	985,665	(31,325)
NET ASSETS AT BEGINNING OF PERIOD	2,564,656	1,522,443	2,154,192	5,536,455	1,545,553
NET ASSETS AT END OF PERIOD	$2,836,940	$1,417,169	$2,001,162	$6,522,120	$1,514,228

UNITS OUTSTANDING
Units outstanding at beginning of period	117,408	62,120	48,605	613,820	60,083
Units issued	2,195	602	467	262,109	1,258
Units redeemed	(9,866)	(13,434)	(6,949)	(173,153)	(8,358)
Units outstanding at end of period	109,737	49,288	42,123	702,776	52,983

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Putnam VT	Putnam VT
	Putnam VT	International	International	Putnam VT	Putnam VT
	Income	Equity	Value	Large Cap	Large Cap Value
	Fund -	Fund -	Fund -	Growth Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$158,827	$(39,732)	$1,051	$(119,261)	$102,082
Net realized gains (losses)	(254,685)	4,861	(1,112)	329,110	1,197,002
Change in unrealized gains (losses)	204,026	506,563	74,543	3,001,282	513,108
Increase (decrease) in net assets from operations	108,168	471,692	74,482	3,211,131	1,812,192
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,900	660	—	720	4,110
Transfers for contract benefits and terminations	(418,268)	(320,126)	(76,134)	(805,328)	(1,433,121)
Contract maintenance charge	(3,069)	(2,780)	(136)	(5,009)	(6,578)
Transfers among the sub-accounts and with the
Fixed Account - net	(55,383)	(20,335)	(2,764)	(291,253)	(226,364)
Increase (decrease) in net assets from contract
transactions	(472,820)	(342,581)	(79,034)	(1,100,870)	(1,661,953)
INCREASE (DECREASE) IN NET ASSETS	(364,652)	129,111	(4,552)	2,110,261	150,239
NET ASSETS AT BEGINNING OF PERIOD	3,816,982	2,943,066	470,855	8,049,458	13,794,556
NET ASSETS AT END OF PERIOD	$3,452,330	$3,072,177	$466,303	$10,159,719	$13,944,795

UNITS OUTSTANDING
Units outstanding at beginning of period	246,013	168,957	28,435	464,881	304,109
Units issued	15,609	2,998	376	32,149	7,613
Units redeemed	(46,910)	(20,561)	(4,854)	(86,150)	(41,835)
Units outstanding at end of period	214,712	151,394	23,957	410,880	269,887
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Putnam VT		Putnam VT		Putnam VT
	Mortgage	Putnam VT	Small Cap	Putnam VT	Sustainable
	Securities	Research	Growth	Small Cap Value	Future
	Fund -	Fund -	Fund -	Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$92,818	$(6,955)	$(1,564)	$(20,143)	$(4,387)
Net realized gains (losses)	(30,756)	71,238	(4,960)	126,141	(12,462)
Change in unrealized gains (losses)	(38,059)	273,464	29,613	244,223	97,181
Increase (decrease) in net assets from operations	24,003	337,747	23,089	350,221	80,332
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	90	240	—	240	—
Transfers for contract benefits and terminations	(53,953)	(121,017)	(43,504)	(308,588)	(199)
Contract maintenance charge	(394)	(844)	(8)	(868)	(84)
Transfers among the sub-accounts and with the
Fixed Account - net	31,092	(31,135)	56	(22,488)	(22,468)
Increase (decrease) in net assets from contract
transactions	(23,165)	(152,756)	(43,456)	(331,704)	(22,751)
INCREASE (DECREASE) IN NET ASSETS	838	184,991	(20,367)	18,517	57,581
NET ASSETS AT BEGINNING OF PERIOD	645,133	1,293,363	133,447	1,871,816	319,741
NET ASSETS AT END OF PERIOD	$645,971	$1,478,354	$113,080	$1,890,333	$377,322

UNITS OUTSTANDING
Units outstanding at beginning of period	40,484	42,868	3,229	40,936	7,809
Units issued	1,783	188	1	404	222
Units redeemed	(3,185)	(4,519)	(1,000)	(8,326)	(762)
Units outstanding at end of period	39,082	38,537	2,230	33,014	7,269
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Putnam VT
	Sustainable	Templeton
	Leaders	Developing	Templeton
	Fund -	Markets	Foreign
	Class IB	VIP Fund - Class 2	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(54,482)	$2,956	$62,814
Net realized gains (losses)	384,617	(26,921)	(20,829)
Change in unrealized gains (losses)	1,257,128	94,433	625,792
Increase (decrease) in net assets from operations	1,587,263	70,468	667,777
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	660	7,410
Transfers for contract benefits and terminations	(834,106)	(87,089)	(664,540)
Contract maintenance charge	(3,910)	(1,102)	(5,282)
Transfers among the sub-accounts and with the
Fixed Account - net	(99,470)	(66,154)	(152,418)
Increase (decrease) in net assets from contract
transactions	(937,306)	(153,685)	(814,830)
INCREASE (DECREASE) IN NET ASSETS	649,957	(83,217)	(147,053)
NET ASSETS AT BEGINNING OF PERIOD	6,956,557	693,425	3,846,972
NET ASSETS AT END OF PERIOD	$7,606,514	$610,208	$3,699,919

UNITS OUTSTANDING
Units outstanding at beginning of period	236,671	21,859	203,327
Units issued	2,090	2,507	7,755
Units redeemed	(31,246)	(7,328)	(48,201)
Units outstanding at end of period	207,515	17,038	162,881

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

1. Organization
Wilton Reassurance Life Co of New York Separate Account A, formerly known as Allstate Life of New York Separate Account A (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Wilton Reassurance Life Co of New York ("the Company"). The assets of the Account are legally segregated from those of the Company. The Company is a wholly owned subsidiary of Wilton Reassurance Company ("WRAC") which, in turn is a wholly owned subsidiary of Wilton Re U.S. Holdings, Inc., a Delaware corporation ("Wilton Re U.S."). All but a de minimis portion of the economic interests and 100% of the voting interests of Wilton Re U.S. are held or controlled by Wilton Re U.S. Holdings Trust, an Ontario trust (the "Wilton Re Trust"). In turn, all economic interests associated with the Wilton Re Trust accrue to Wilton Re Ltd. ("WRL"), a non-insurance holding company registered in Nova Scotia, Canada. WRL is deemed the ultimate parent corporation in the Company’s holding company system. The Account was established by Allstate Life Insurance Company of New York (“ALNY”), which was acquired by WRAC, on October 1, 2021. On November 1, 2021, ALNY merged with and into Wilton Re New York, with Wilton Re New York being the surviving company to the merger. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, the Company completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish the Company’s contractual obligations to the contractholders. The Company continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to the Company.
The Company issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.

AIM Lifetime America Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced Choice
AIM Lifetime Plus SM Variable Annuity
AIM Lifetime Plus SM Variable Annuity II
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Custom Portfolio
Allstate Custom Portfolio Plus
Allstate Provider
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base, B-Share and L-Share)
Allstate Variable Annuity II
Allstate Variable Annuity 3
Allstate Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Provider Ultra
Putnam Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value upon death or annuitization, a specified contract anniversary date, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to mutual fund portfolios ("Fund" or "Funds") in which they invest:

Alliance Bernstein VPS Discovery Value Portfolio - Class B	AST Academic Strategies Asset Allocation Portfolio
Alliance Bernstein VPS International Value Portfolio - Class B	AST Advanced Strategies Portfolio
Alliance Bernstein VPS Large Cap Growth Portfolio - Class B	AST Balanced Asset Allocation Portfolio*
Alliance Bernstein VPS Relative Value Portfolio - Class B	AST Government Money Market Portfolio
Allspring VT Index Asset Allocation Fund - Class 2	AST International Equity Portfolio
Allspring VT Opportunity Fund - Class 2	AST J.P. Morgan Conservative Multi-Asset Portfolio*

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

AST Large-Cap Growth Portfolio	Invesco V.I. Discovery Mid Cap Growth Fund - Series I
AST Large-Cap Value Portfolio	Invesco V.I. Discovery Mid Cap Growth Fund - Series II
AST Mid-Cap Growth Portfolio*	Invesco V.I. Diversified Dividend Fund - Series I
AST Mid-Cap Value Portfolio*	Invesco V.I. Diversified Dividend Fund - Series II
AST Preservation Asset Allocation Portfolio	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I
AST Prudential Growth Allocation Portfolio	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II
AST Small-Cap Equity Portfolio*	Invesco V.I. Equity and Income Fund - Series I
AST T. Rowe Price Asset Allocation Portfolio*	Invesco V.I. Equity and Income Fund - Series II
BNY Mellon Stock Index Fund, Inc.	Invesco V.I. EQV International Equity Fund - Series I
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	Invesco V.I. EQV International Equity Fund - Series II
BNY Mellon VIF Appreciation Portfolio - Initial Shares	Invesco V.I. Global Core Equity Fund - Series I
BNY Mellon VIF Government Money Market Portfolio	Invesco V.I. Global Core Equity Fund - Series II
Fidelity® VIP Contrafund℠ Portfolio - Initial Class	Invesco V.I. Global Fund - Series I
Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	Invesco V.I. Global Fund - Series II
Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	Invesco V.I. Global Strategic Income Fund - Series I
Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2	Invesco V.I. Global Strategic Income Fund - Series II
Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	Invesco V.I. Government Money Market Fund - Series I
Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	Invesco V.I. Government Money Market Fund - Series II
Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2	Invesco V.I. Government Securities Fund - Series I
Fidelity® VIP Government Money Market Portfolio - Initial Class	Invesco V.I. Growth and Income Fund - Series II
Fidelity® VIP Government Money Market Portfolio - Service Class 2	Invesco V.I. High Yield Fund - Series I
Fidelity® VIP Growth & Income Portfolio - Service Class 2	Invesco V.I. High Yield Fund - Series II
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	Invesco V.I. Main Street Fund® - Series I
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2	Invesco V.I. Main Street Fund® - Series II
Fidelity® VIP Growth Portfolio - Initial Class	Invesco V.I. Main Street Mid Cap Fund® - Series I
Fidelity® VIP High Income Portfolio - Initial Class	Invesco V.I. Main Street Mid Cap Fund® - Series II
Fidelity® VIP High Income Portfolio - Service Class 2	Invesco V.I. Main Street Small Cap Fund® - Series I
Fidelity® VIP Index 500 Portfolio - Initial Class	Invesco V.I. Main Street Small Cap Fund® - Series II
Fidelity® VIP Index 500 Portfolio - Service Class 2	Invesco V.I. Technology Fund - Series I
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Invesco V.I. Technology Fund - Series II
Fidelity® VIP Mid Cap Portfolio - Service Class 2	Lord Abbett Bond Debenture Portfolio - Class VC
Fidelity® VIP Overseas Portfolio - Initial Class	Lord Abbett Fundamental Equity Portfolio - Class VC
Franklin DynaTech VIP Fund - Class 2	Lord Abbett Growth and Income Portfolio - Class VC
Franklin Growth and Income VIP Fund - Class 2	Lord Abbett Growth Opportunities Portfolio - Class VC
Franklin Income VIP Fund - Class 2	Lord Abbett Mid-Cap Stock Portfolio - Class VC
Franklin Large Cap Growth VIP Fund - Class 2	LVIP Macquarie SMID Cap Core Fund - Standard Class*
Franklin Mutual Global Discovery VIP Fund - Class 2	Macquarie VIP Small Cap Value Series - Standard Class*
Franklin Mutual Shares VIP Fund - Class 2	MFS® VIT Investors Trust Series - Initial Class
Franklin Small Cap Value VIP Fund - Class 2	MFS® VIT New Discovery Series - Initial Class
Franklin U.S. Government Securities VIP Fund - Class 2	MFS® VIT Total Return Bond Series - Initial Class
Goldman Sachs VIT Large Cap Value Fund - Institutional Class	MFS® VIT II High Yield Portfolio - Initial Class
Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	Morgan Stanley VIF Discovery Portfolio - Class I
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class	Morgan Stanley VIF Discovery Portfolio - Class II
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class	Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II
Invesco V.I. American Franchise Fund - Series I	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I
Invesco V.I. American Franchise Fund - Series II	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II
Invesco V.I. American Value Fund - Series I	Morgan Stanley VIF Global Infrastructure Portfolio - Class I*
Invesco V.I. American Value Fund - Series II	Morgan Stanley VIF Global Infrastructure Portfolio - Class II*
Invesco V.I. Capital Appreciation Fund - Series I	Morgan Stanley VIF Global Strategist Portfolio - Class I
Invesco V.I. Capital Appreciation Fund - Series II	Morgan Stanley VIF Global Strategist Portfolio - Class II
Invesco V.I. Comstock Fund - Series I	Morgan Stanley VIF Growth Portfolio - Class I
Invesco V.I. Comstock Fund - Series II	Morgan Stanley VIF Growth Portfolio - Class II
Invesco V.I. Conservative Balanced Fund - Series II*	Morgan Stanley VIF U.S. Real Estate Portfolio - Class I*
Invesco V.I. Core Equity Fund - Series I	Morgan Stanley VIF U.S. Real Estate Portfolio - Class II*
Invesco V.I. Core Equity Fund - Series II	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
Invesco V.I. Core Plus Bond Fund - Series I	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
Invesco V.I. Core Plus Bond Fund - Series II	PIMCO VIT Real Return Portfolio - Advisor Class

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

PIMCO VIT Total Return Portfolio - Advisor Class	Putnam VT International Value Fund - Class IB
Putnam VT Core Equity Fund - Class IB	Putnam VT Large Cap Growth Fund - Class IB
Putnam VT Diversified Income Fund - Class IB	Putnam VT Large Cap Value Fund - Class IB
Putnam VT Emerging Markets Equity Fund - Class IB	Putnam VT Mortgage Securities Fund - Class IB
Putnam VT Focused International Equity Fund - Class IB	Putnam VT Research Fund - Class IB
Putnam VT George Putnam Balanced Fund - Class IB	Putnam VT Small Cap Growth Fund - Class IB
Putnam VT Global Asset Allocation Fund - Class IB	Putnam VT Small Cap Value Fund - Class IB
Putnam VT Global Health Care Fund - Class IB	Putnam VT Sustainable Future Fund - Class IB
Putnam VT Government Money Market Fund - Class IB	Putnam VT Sustainable Leaders Fund - Class IB
Putnam VT High Yield Fund - Class IB	Templeton Developing Markets VIP Fund - Class 2
Putnam VT Income Fund - Class IB	Templeton Foreign VIP Fund - Class 2
Putnam VT International Equity Fund - Class IB

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of sub-accounts (and Funds) during 2024.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the Company's general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.

2. Portfolio Changes
The following sub-account commenced operations during the year ended December 31, 2024:

Effective Date	Sub-account
December 6, 2024	AST Balanced Asset Allocation Portfolio

The following sub-accounts ceased operations during the year ended December 31, 2024:

Effective Date	Sub-account
December 6, 2024	Morgan Stanley VIF Global Infrastructure Portfolio - Class I
December 6, 2024	Morgan Stanley VIF Global Infrastructure Portfolio - Class II
December 6, 2024	Morgan Stanley VIF U.S. Real Estate Portfolio - Class I
December 6, 2024	Morgan Stanley VIF U.S. Real Estate Portfolio - Class II

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. The Merged from sub-account ceased operations on the effective date of the merger.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Effective Date	Merged From	Merged To
April 26, 2024	Invesco V.I. Conservative Balanced Fund - Series II	Invesco V.I. Equity and Income Fund - Series II
December 6, 2024	AST T. Rowe Price Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
December 13, 2024	AST Mid-Cap Growth Portfolio	AST Large-Cap Growth Portfolio
December 13, 2024	AST Mid-Cap Value Portfolio	AST Large-Cap Value Portfolio
The following sub-account name changes occurred during the year ended December 31, 2024:

New Sub-account Name	Old Sub-account Name
AST J.P. Morgan Conservative Multi-Asset Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
AST J.P. Morgan Moderate Multi-Asset Portfolio	AST J.P. Morgan Global Thematic Portfolio
AST Small-Cap Equity Portfolio	AST Small-Cap Growth Portfolio
LVIP Macquarie SMID Cap Core Fund - Standard Class	LVIP Delaware Smid Cap Core Fund - Standard Class
Macquarie VIP Small Cap Value Series - Standard Class	Delaware VIP Small Cap Value Series - Standard Class
Sub-accounts with No Assets or Activity – The following sub-accounts were available, however there were no assets held as of December 31, 2024 nor activity that occurred during the year ended December 31, 2024, except as denoted below:

AST Bond Portfolio 2023*	AST Small-Cap Value Portfolio*
AST Bond Portfolio 2024*	AST T. Rowe Price Natural Resources Portfolio
AST Bond Portfolio 2025	DWS Capital Growth VIP - Class A
AST Bond Portfolio 2026	DWS Core Equity VIP - Class A
AST Bond Portfolio 2027	DWS CROCI® International VIP - Class A
AST Bond Portfolio 2028	DWS Global Income Builder VIP - Class A
AST Bond Portfolio 2029	DWS Global Small Cap VIP - Class A
AST Bond Portfolio 2030	DWS Government Money Market VIP - Class A
AST Bond Portfolio 2031	DWS Small Mid Cap Growth VIP - Class A
AST Bond Portfolio 2032	Invesco V.I. Government Securities Fund - Series II
AST Bond Portfolio 2033	ProFund VP Communication Services
AST Bond Portfolio 2034	ProFund VP Consumer Discretionary
AST Bond Portfolio 2035*	ProFund VP Consumer Staples
AST Capital Growth Asset Allocation Portfolio	ProFund VP Financials
AST ClearBridge Dividend Growth Portfolio	ProFund VP Health Care
AST Cohen & Steers Realty Portfolio	ProFund VP Industrials
AST Core Fixed Income Portfolio	ProFund VP Large-Cap Growth
AST Emerging Markets Equity Portfolio	ProFund VP Large-Cap Value
AST Global Bond Portfolio	ProFund VP Mid-Cap Growth
AST High Yield Portfolio	ProFund VP Mid-Cap Value
AST Investment Grade Bond Portfolio	ProFund VP Real Estate
AST J.P. Morgan Moderate Multi-Asset Portfolio	ProFund VP Small-Cap Growth
AST Large-Cap Core Portfolio	ProFund VP Small-Cap Value
AST MFS Global Equity Portfolio	ProFund VP Utilities
AST Quantitative Modeling Portfolio

* The following sub-accounts commenced, ceased operations (i.e., liquidated), or merged to another sub-account during the year ended December 31, 2024:

Effective Date	Sub-account	Transaction
January 2, 2024	AST Bond Portfolio 2035	Commenced operations
January 2, 2024	AST Bond Portfolio 2023	Ceased operations
December 31, 2024	AST Bond Portfolio 2024	Ceased operations
December 13, 2024	AST Small-Cap Value Portfolio	Merged to AST Small-Cap Equity Portfolio

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of the Company. The Company is taxed as a life insurance company under the Code and joins WRAC and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2024 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates and those differences could be material.
Contracts in Payout (Annuitization) Period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 6.00% maximum. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from the Company but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. A payable is established for amounts payable to the Company from the sub-accounts but not yet paid. The changes in mortality risks are included in “Transfers for contract benefits and terminations” on the Statement of Changes in Net Assets and in "Contracts in payout (annuitization) period" in the Statement of Net Assets.
Segment Reporting - The Account adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures in 2024. The Account’s adoption of the new standard impacted financial statement disclosures only and did not affect any sub-account’s financial position or results of operations. Each sub-account of the Account constitutes a single operating segment and therefore, a single reportable segment. The chief operating decision maker (“CODM”) oversees the activities of the Account using information of each sub-account. The Account is engaged in a single line of business as a registered unit investment trust. The Account is a funding vehicle for individual annuity Contracts issued by the Company to support the liabilities of the applicable Contracts. The Account’s CODM is a group of executives that include the Company’s Chief Operating Officer, Assistant General Counsel, and Controller.
The CODM uses the increase (decrease) in net assets from operations as the performance measure to make operational decisions while monitoring the net assets of each of the sub-accounts within the Account. The accounting policies used to measure profit and loss of the segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the Statement of Assets and Liabilities as net assets. The measure of segment profit and loss is reported on the Statement of Operations and Statement of Changes in Net Assets as increase (decrease) in net assets from operations. All assets and the increase (decrease) in net assets from operations are generated in the U.S.
Subsequent Events - Subsequent events have been evaluated through April 9, 2025, the date the financial statements were issued, and no subsequent events have been identified.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the account can access.
Level 2:    Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets; or
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.

5. Expenses
Withdrawal charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 1.00% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Scudder Horizon Advantage does not charge a withdrawal charge. The amounts are included in "Transfers for contract benefits and terminations" on the Statement of Changes in Net Assets, but are remitted to the Company.
Mortality and Expense Risk Charge - The Company assumes mortality and expense risks related to the operations of the Account and deducts charge daily at a rate ranging from 0.40% to 2.10% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charge will not be sufficient in the future to cover the cost of administering the Contracts. The Company guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options, may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - The Company deducts administrative expense charge daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.
Contract Maintenance Charge - The Company deducts an annual contract maintenance charge at a rate up to $35 on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as a redemption of units and reported on the Statement of Changes in Net Assets.

6. Purchases of Investments
The cost of investments purchased during the year ended December 31, 2024 was as follows:

Purchases
Alliance Bernstein VPS Discovery Value Portfolio - Class B	$24,838
Alliance Bernstein VPS International Value Portfolio - Class B	3,671
Alliance Bernstein VPS Large Cap Growth Portfolio - Class B	154,485
Alliance Bernstein VPS Relative Value Portfolio - Class B	110,362
Allspring VT Index Asset Allocation Fund - Class 2	15,234
Allspring VT Opportunity Fund - Class 2	4,191

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Purchases
AST Academic Strategies Asset Allocation Portfolio	$—
AST Advanced Strategies Portfolio	—
AST Balanced Asset Allocation Portfolio	33,282
AST Government Money Market Portfolio	9
AST International Equity Portfolio	—
AST J.P. Morgan Conservative Multi-Asset Portfolio	—
AST Large-Cap Growth Portfolio	6,204
AST Large-Cap Value Portfolio	8,446
AST Mid-Cap Growth Portfolio	—
AST Mid-Cap Value Portfolio	—
AST Preservation Asset Allocation Portfolio	—
AST Prudential Growth Allocation Portfolio	8,816
AST Small-Cap Equity Portfolio	—
AST T. Rowe Price Asset Allocation Portfolio	9,820
BNY Mellon Stock Index Fund, Inc.	144,076
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	1,999
BNY Mellon VIF Appreciation Portfolio - Initial Shares	8,566
BNY Mellon VIF Government Money Market Portfolio	10,665
Fidelity® VIP Contrafund℠ Portfolio - Initial Class	189,570
Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	179,802
Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	70,018
Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2	2,048
Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	113,709
Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	437
Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2	45,143
Fidelity® VIP Government Money Market Portfolio - Initial Class	2,514,264
Fidelity® VIP Government Money Market Portfolio - Service Class 2	339,443
Fidelity® VIP Growth & Income Portfolio - Service Class 2	2,483
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	253
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2	13,124
Fidelity® VIP Growth Portfolio - Initial Class	277,033
Fidelity® VIP High Income Portfolio - Initial Class	9,368
Fidelity® VIP High Income Portfolio - Service Class 2	249
Fidelity® VIP Index 500 Portfolio - Initial Class	14,454
Fidelity® VIP Index 500 Portfolio - Service Class 2	30,140
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	58,215
Fidelity® VIP Mid Cap Portfolio - Service Class 2	44,635
Fidelity® VIP Overseas Portfolio - Initial Class	6,729
Franklin DynaTech VIP Fund - Class 2	76
Franklin Growth and Income VIP Fund - Class 2	176,836
Franklin Income VIP Fund - Class 2	300,223
Franklin Large Cap Growth VIP Fund - Class 2	575,100
Franklin Mutual Global Discovery VIP Fund - Class 2	44,064
Franklin Mutual Shares VIP Fund - Class 2	159,705
Franklin Small Cap Value VIP Fund - Class 2	102,152
Franklin U.S. Government Securities VIP Fund - Class 2	95,147
Goldman Sachs VIT Large Cap Value Fund - Institutional Class	2,568
Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	4,372
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class	4,265
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class	4,797
Invesco V.I. American Franchise Fund - Series I	12,011
Invesco V.I. American Franchise Fund - Series II	17,653
Invesco V.I. American Value Fund - Series I	120,063
Invesco V.I. American Value Fund - Series II	78,768

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Purchases
Invesco V.I. Capital Appreciation Fund - Series I	$1,023
Invesco V.I. Capital Appreciation Fund - Series II	63,632
Invesco V.I. Comstock Fund - Series I	59,615
Invesco V.I. Comstock Fund - Series II	421,066
Invesco V.I. Conservative Balanced Fund - Series II	45,479
Invesco V.I. Core Equity Fund - Series I	320,150
Invesco V.I. Core Equity Fund - Series II	2,351
Invesco V.I. Core Plus Bond Fund - Series I	24,027
Invesco V.I. Core Plus Bond Fund - Series II	174,492
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	409
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	18,044
Invesco V.I. Diversified Dividend Fund - Series I	385,092
Invesco V.I. Diversified Dividend Fund - Series II	38,642
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I	108,620
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II	70,520
Invesco V.I. Equity and Income Fund - Series I	84,995
Invesco V.I. Equity and Income Fund - Series II	1,456,163
Invesco V.I. EQV International Equity Fund - Series I	24,644
Invesco V.I. EQV International Equity Fund - Series II	5,036
Invesco V.I. Global Core Equity Fund - Series I	87,307
Invesco V.I. Global Core Equity Fund - Series II	4,041
Invesco V.I. Global Fund - Series I	33,945
Invesco V.I. Global Fund - Series II	76,859
Invesco V.I. Global Strategic Income Fund - Series I	19,190
Invesco V.I. Global Strategic Income Fund - Series II	340,571
Invesco V.I. Government Money Market Fund - Series I	7,501
Invesco V.I. Government Money Market Fund - Series II	1
Invesco V.I. Government Securities Fund - Series I	20,441
Invesco V.I. Growth and Income Fund - Series II	211,486
Invesco V.I. High Yield Fund - Series I	30,647
Invesco V.I. High Yield Fund - Series II	26,799
Invesco V.I. Main Street Fund® - Series I	141,139
Invesco V.I. Main Street Fund® - Series II	799,528
Invesco V.I. Main Street Mid Cap Fund® - Series I	11,600
Invesco V.I. Main Street Mid Cap Fund® - Series II	5,279
Invesco V.I. Main Street Small Cap Fund® - Series I	16,601
Invesco V.I. Main Street Small Cap Fund® - Series II	116,375
Invesco V.I. Technology Fund - Series I	21,254
Invesco V.I. Technology Fund - Series II	15,587
Lord Abbett Bond Debenture Portfolio - Class VC	137,745
Lord Abbett Fundamental Equity Portfolio - Class VC	46,046
Lord Abbett Growth and Income Portfolio - Class VC	85,141
Lord Abbett Growth Opportunities Portfolio - Class VC	46,889
Lord Abbett Mid-Cap Stock Portfolio - Class VC	199,175
LVIP Macquarie SMID Cap Core Fund - Standard Class	18,549
Macquarie VIP Small Cap Value Series - Standard Class	33,341
MFS® VIT Investors Trust Series - Initial Class	12,135
MFS® VIT New Discovery Series - Initial Class	1,738
MFS® VIT Total Return Bond Series - Initial Class	7,755
MFS® VIT II High Yield Portfolio - Initial Class	6,645
Morgan Stanley VIF Discovery Portfolio - Class I	—
Morgan Stanley VIF Discovery Portfolio - Class II	54,564
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II	78,724
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I	1,795

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Purchases
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II	$780
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	187,559
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	1,648
Morgan Stanley VIF Global Strategist Portfolio - Class I	20,374
Morgan Stanley VIF Global Strategist Portfolio - Class II	597
Morgan Stanley VIF Growth Portfolio - Class I	89,225
Morgan Stanley VIF Growth Portfolio - Class II	21,221
Morgan Stanley VIF U.S. Real Estate Portfolio - Class I	6,616
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II	68,099
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	36
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	346
PIMCO VIT Real Return Portfolio - Advisor Class	4,432
PIMCO VIT Total Return Portfolio - Advisor Class	2,684
Putnam VT Core Equity Fund - Class IB	431,052
Putnam VT Diversified Income Fund - Class IB	66,975
Putnam VT Emerging Markets Equity Fund - Class IB	7,601
Putnam VT Focused International Equity Fund - Class IB	31,808
Putnam VT George Putnam Balanced Fund - Class IB	69,438
Putnam VT Global Asset Allocation Fund - Class IB	36,517
Putnam VT Global Health Care Fund - Class IB	115,380
Putnam VT Government Money Market Fund - Class IB	2,307,302
Putnam VT High Yield Fund - Class IB	121,950
Putnam VT Income Fund - Class IB	349,241
Putnam VT International Equity Fund - Class IB	136,362
Putnam VT International Value Fund - Class IB	19,018
Putnam VT Large Cap Growth Fund - Class IB	564,050
Putnam VT Large Cap Value Fund - Class IB	917,764
Putnam VT Mortgage Securities Fund - Class IB	70,619
Putnam VT Research Fund - Class IB	37,205
Putnam VT Small Cap Growth Fund - Class IB	14,221
Putnam VT Small Cap Value Fund - Class IB	111,393
Putnam VT Sustainable Future Fund - Class IB	11
Putnam VT Sustainable Leaders Fund - Class IB	105,609
Templeton Developing Markets VIP Fund - Class 2	43,697
Templeton Foreign VIP Fund - Class 2	299,979

7. Financial Highlights
The Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units outstanding, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Items in the following table are notated as follows:
*     Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.
**    Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
*** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein VPS Discovery Value Portfolio - Class B
2024	8	$51.37	-	58.60	$393	0.65%	1.29	-	1.89%	7.64	-	8.30%
2023	8	47.72	-	54.11	396	0.82	1.29	-	1.89	14.67	-	15.36
2022	9	41.62	-	46.91	357	0.82	1.29	-	1.89	(17.40)	-	(16.90)
2021	9	50.39	-	56.45	476	0.58	1.29	-	1.89	33.05	-	33.86
2020	11	37.87	-	42.17	416	0.80	1.29	-	1.89	1.11	-	1.73

Alliance Bernstein VPS International Value Portfolio - Class B
2024	11	10.94	-	11.85	119	2.26	1.49	-	1.89	2.82	-	3.24
2023	12	10.64	-	11.48	132	0.70	1.49	-	1.89	12.67	-	13.13
2022	12	9.44	-	10.14	118	4.12	1.49	-	1.89	(15.42)	-	(15.07)
2021	13	11.16	-	12.35	150	1.66	1.29	-	1.89	8.77	-	9.43
2020	15	10.26	-	11.29	157	1.56	1.29	-	1.89	0.29	-	0.89

Alliance Bernstein VPS Large Cap Growth Portfolio - Class B
2024	24	73.49	-	83.84	1,449	—	1.29	-	1.89	22.59	-	23.34
2023	28	59.95	-	67.97	1,321	—	1.29	-	1.89	32.26	-	33.06
2022	38	45.33	-	51.09	1,428	—	1.29	-	1.89	(30.03)	-	(29.61)
2021	39	64.78	-	72.57	2,107	—	1.29	-	1.89	26.23	-	27.00
2020	48	51.32	-	57.14	1,990	—	1.29	-	1.89	32.60	-	33.41

Alliance Bernstein VPS Relative Value Portfolio - Class B
2024	41	42.37	-	48.34	1,661	1.26	1.29	-	1.89	10.63	-	11.30
2023	44	38.30	-	43.43	1,595	1.23	1.29	-	1.89	9.62	-	10.29
2022	50	34.94	-	39.38	1,634	1.08	1.29	-	1.89	(6.22)	-	(5.65)
2021	55	37.25	-	41.73	1,929	0.64	1.29	-	1.89	25.43	-	26.19
2020	53	29.70	-	33.07	1,480	1.35	1.29	-	1.89	0.54	-	1.15

Allspring VT Index Asset Allocation Fund - Class 2
2024	6	34.41	-	34.41	204	1.32	1.25	-	1.25	13.43	-	13.43
2023	6	30.34	-	30.34	180	0.96	1.25	-	1.25	15.26	-	15.26
2022	6	26.32	-	26.32	157	0.63	1.25	-	1.25	(18.05)	-	(18.05)
2021	6	32.12	-	32.12	194	0.59	1.25	-	1.25	14.56	-	14.56
2020	6	28.04	-	28.04	176	0.80	1.25	-	1.25	15.14	-	15.14

Allspring VT Opportunity Fund - Class 2
2024	2	25.22	-	25.22	39	0.05	1.25	-	1.25	13.61	-	13.61
2023	2	22.20	-	22.20	36	—	1.25	-	1.25	24.93	-	24.93
2022	2	17.77	-	17.77	31	—	1.25	-	1.25	(21.79)	-	(21.79)
2021	2	22.72	-	22.72	42	0.04	1.25	-	1.25	23.23	-	23.23
2020	2	18.44	-	18.44	37	0.44	1.25	-	1.25	19.50	-	19.50

AST Academic Strategies Asset Allocation Portfolio
2024	1	12.91	-	12.91	17	—	2.10	-	2.10	5.48	-	5.48
2023	1	12.24	-	12.24	17	—	2.10	-	2.10	7.95	-	7.95
2022	1	11.34	-	11.34	17	—	2.10	-	2.10	(15.23)	-	(15.23)
2021	2	13.38	-	14.78	21	—	1.40	-	2.10	10.12	-	10.89
2020	2	12.15	-	13.32	30	—	1.40	-	2.10	2.07	-	2.78

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Advanced Strategies Portfolio
2024	1	$21.37	-	21.37	$26	—%	1.75	-	1.75%	9.07	-	9.07%
2023	1	19.59	-	19.59	24	—	1.75	-	1.75	12.51	-	12.51
2022	1	17.41	-	17.41	21	—	1.75	-	1.75	(18.06)	-	(18.06)
2021	1	21.25	-	21.25	26	—	1.75	-	1.75	11.87	-	11.87
2020	1	18.99	-	18.99	23	—	1.75	-	1.75	8.77	-	8.77

AST Balanced Asset Allocation Portfolio
2024	2	20.36	-	20.36	32	—	1.75	-	1.75	9.96	-	9.96
2023	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2022	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Government Money Market Portfolio
2024	< 1	9.87	-	9.87	< 1	5.43	1.15	-	1.15	3.56	-	3.56
2023	< 1	9.54	-	9.54	3	4.46	1.15	-	1.15	3.43	-	3.43
2022	< 1	9.22	-	9.22	5	1.02	1.15	-	1.15	0.07	-	0.07
2021	1	9.21	-	9.21	9	<0.01	1.15	-	1.15	(1.14)	-	(1.14)
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST International Equity Portfolio
2024	< 1	16.01	-	16.01	2	—	1.40	-	1.40	3.99	-	3.99
2023	< 1	15.39	-	15.39	2	—	1.40	-	1.40	16.13	-	16.13
2022	< 1	13.26	-	13.26	2	—	1.40	-	1.40	(29.67)	-	(29.67)
2021	< 1	18.85	-	18.85	3	—	1.40	-	1.40	10.95	-	10.95
2020	< 1	16.99	-	16.99	3	—	1.40	-	1.40	29.51	-	29.51

AST J.P. Morgan Conservative Multi-Asset Portfolio
2024	1	15.17	-	15.17	18	—	1.75	-	1.75	4.36	-	4.36
2023	1	14.54	-	14.54	17	—	1.75	-	1.75	8.46	-	8.46
2022	1	13.40	-	13.40	16	—	1.75	-	1.75	(17.18)	-	(17.18)
2021	1	16.18	-	16.18	19	—	1.75	-	1.75	6.09	-	6.09
2020	1	15.25	-	15.25	18	—	1.75	-	1.75	9.43	-	9.43

AST Large-Cap Growth Portfolio
2024	< 1	64.07	-	64.07	22	—	1.40	-	1.40	28.35	-	28.35
2023	< 1	49.92	-	49.92	12	—	1.40	-	1.40	41.65	-	41.65
2022	< 1	35.24	-	35.24	9	—	1.40	-	1.40	(34.13)	-	(34.13)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Large-Cap Value Portfolio
2024	< 1	24.78	-	24.78	13	—	1.40	-	1.40	8.40	-	8.40
2023	< 1	22.86	-	22.86	4	—	1.40	-	1.40	8.24	-	8.24
2022	< 1	21.12	-	21.12	4	—	1.40	-	1.40	0.30	-	0.30
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Mid-Cap Growth Portfolio (sub-account merged on December 13, 2024)
2024	—	$35.42	—	35.42	$—	—%	1.40	—	1.40%	16.81	—	16.81%
2023	< 1	30.32	—	30.32	5	—	1.40	—	1.40	20.26	—	20.26
2022	< 1	25.21	—	25.21	4	—	1.40	—	1.40	(31.89)	—	(31.89)
2021	< 1	37.02	—	37.02	7	—	1.40	—	1.40	8.96	—	8.96
2020	< 1	33.97	—	33.97	6	—	1.40	—	1.40	32.98	—	32.98

AST Mid-Cap Value Portfolio (sub-account merged on December 13, 2024)
2024	< 1	29.78	—	29.78	—	—	1.40	—	1.40	14.60	—	14.60
2023	< 1	25.99	—	25.99	7	—	1.40	—	1.40	10.53	—	10.53
2022	< 1	23.51	—	23.51	7	—	1.40	—	1.40	(9.04)	—	(9.04)
2021	< 1	25.85	—	25.85	7	—	1.40	—	1.40	31.79	—	31.79
2020	< 1	19.62	—	19.62	6	—	1.40	—	1.40	(3.14)	—	(3.14)

AST Preservation Asset Allocation Portfolio
2024	4	15.74	—	18.21	61	—	1.15	—	2.00	5.67	—	6.57
2023	4	14.89	—	17.09	58	—	1.15	—	2.00	9.59	—	10.51
2022	4	13.59	—	15.47	52	—	1.15	—	2.00	(17.28)	—	(16.58)
2021	4	16.43	—	18.54	63	—	1.15	—	2.00	4.16	—	5.03
2020	9	15.77	—	17.65	161	—	1.15	—	2.00	6.94	—	7.84

AST Prudential Growth Allocation Portfolio
2024	2	17.92	—	17.92	29	—	1.75	—	1.75	11.72	—	11.72
2023	3	16.04	—	16.04	44	—	1.75	—	1.75	16.03	—	16.03
2022	3	13.83	—	13.83	43	—	1.75	—	1.75	(19.70)	—	(19.70)
2021	8	17.22	—	17.22	134	—	1.75	—	1.75	14.69	—	14.69
2020	7	15.01	—	15.01	105	—	1.75	—	1.75	4.03	—	4.03

AST Small-Cap Equity Portfolio
2024	< 1	36.39	—	36.39	5	—	1.40	—	1.40	13.26	—	13.26
2023	< 1	32.13	—	32.13	5	—	1.40	—	1.40	15.48	—	15.48
2022	< 1	27.82	—	27.82	4	—	1.40	—	1.40	(28.57)	—	(28.57)
2021	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2020	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A

AST T. Rowe Price Asset Allocation Portfolio (sub-account merged on December 6, 2024)
2024	—	22.54	—	22.54	—	—	1.75	—	1.75	13.11	—	13.11
2023	3	19.93	—	19.93	61	—	1.75	—	1.75	14.86	—	14.86
2022	3	17.35	—	17.35	59	—	1.75	—	1.75	(17.79)	—	(17.79)
2021	8	21.10	—	22.98	161	—	1.15	—	1.75	10.48	—	11.13
2020	8	19.10	—	20.68	161	—	1.15	—	1.75	10.60	—	11.25

BNY Mellon Stock Index Fund, Inc.
2024	46	46.14	—	46.14	2,122	1.17	1.25	—	1.25	23.11	—	23.11
2023	48	37.48	—	37.48	1,782	1.42	1.25	—	1.25	24.37	—	24.37
2022	51	30.14	—	30.14	1,541	1.33	1.25	—	1.25	(19.33)	—	(19.33)
2021	54	37.36	—	37.36	2,007	0.89	1.25	—	1.25	26.82	—	26.82
2020	197	29.46	—	29.46	5,805	1.59	1.25	—	1.25	16.54	—	16.54

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
2024	4	$31.75	—	31.75	$138	0.53%	1.25	—	1.25%	23.33	—	23.33%
2023	4	25.74	—	25.74	114	0.71	1.25	—	1.25	22.29	—	22.29
2022	6	21.05	—	21.05	127	0.52	1.25	—	1.25	(23.83)	—	(23.83)
2021	6	27.64	—	27.64	169	0.75	1.25	—	1.25	25.42	—	25.42
2020	6	22.03	—	22.03	136	1.07	1.25	—	1.25	22.60	—	22.60

BNY Mellon VIF Appreciation Portfolio - Initial Shares
2024	2	43.16	—	43.16	71	0.41	1.25	—	1.25	11.40	—	11.40
2023	3	38.74	—	38.74	106	0.71	1.25	—	1.25	19.47	—	19.47
2022	5	32.43	—	32.43	166	0.62	1.25	—	1.25	(19.08)	—	(19.08)
2021	7	40.07	—	40.07	291	0.44	1.25	—	1.25	25.55	—	25.55
2020	8	31.92	—	31.92	257	0.79	1.25	—	1.25	22.15	—	22.15

BNY Mellon VIF Government Money Market Portfolio
2024	18	10.26	—	10.26	181	4.63	1.25	—	1.25	3.43	—	3.43
2023	19	9.92	—	9.92	184	4.53	1.25	—	1.25	3.33	—	3.33
2022	19	9.60	—	9.60	183	1.06	1.25	—	1.25	0.01	—	0.01
2021	28	9.60	—	9.60	272	<0.01	1.25	—	1.25	(1.23)	—	(1.23)
2020	41	9.72	—	9.72	396	0.16	1.25	—	1.25	(1.03)	—	(1.03)

Fidelity® VIP Contrafund℠ Portfolio - Initial Class
2024	24	68.93	—	73.03	1,658	0.19	1.25	—	1.25	32.12	—	32.12
2023	25	52.17	—	55.27	1,335	0.49	1.25	—	1.25	31.80	—	31.80
2022	27	39.58	—	41.94	1,105	0.49	1.25	—	1.25	(27.23)	—	(27.23)
2021	30	54.39	—	57.63	1,649	0.06	1.25	—	1.25	26.25	—	26.25
2020	31	43.08	—	45.65	1,347	0.25	1.25	—	1.25	28.95	—	28.95

Fidelity® VIP Contrafund℠ Portfolio - Service Class 2
2024	27	44.69	—	63.77	1,312	0.03	1.29	—	1.89	30.92	—	31.72
2023	44	34.14	—	48.41	1,595	0.26	1.29	—	1.89	30.62	—	31.41
2022	48	26.13	—	36.84	1,323	0.29	1.29	—	1.89	(27.87)	—	(27.43)
2021	47	36.23	—	50.77	1,803	0.03	1.29	—	1.89	25.11	—	25.87
2020	56	28.96	—	40.34	1,764	0.08	1.29	—	1.89	27.78	—	28.56

Fidelity® VIP Equity-Income Portfolio℠ - Initial Class
2024	23	40.70	—	40.70	916	1.73	1.25	—	1.25	13.91	—	13.91
2023	25	35.73	—	35.73	895	1.88	1.25	—	1.25	9.28	—	9.28
2022	27	32.70	—	32.70	876	1.83	1.25	—	1.25	(6.14)	—	(6.14)
2021	30	34.83	—	34.83	1,043	1.90	1.25	—	1.25	23.34	—	23.34
2020	31	28.24	—	28.24	889	1.82	1.25	—	1.25	5.37	—	5.37

Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2
2024	3	17.20	—	18.91	57	3.37	1.29	—	1.79	3.27	—	3.79
2023	3	16.66	—	18.22	57	3.74	1.29	—	1.79	7.14	—	7.68
2022	3	15.55	—	16.92	54	1.93	1.29	—	1.79	(15.20)	—	(14.77)
2021	3	18.33	—	19.85	66	0.80	1.29	—	1.79	3.71	—	4.24
2020	4	17.68	—	19.04	67	1.03	1.29	—	1.79	10.24	—	10.79

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2
2024	104	$19.43	—	21.37	$2,061	2.64%	1.29	—	1.79%	5.48	—	6.01%
2023	107	18.43	—	20.15	2,004	3.02	1.29	—	1.79	10.22	—	10.78
2022	115	16.72	—	18.19	1,948	1.85	1.29	—	1.79	(17.47)	—	(17.05)
2021	118	20.25	—	21.93	2,430	0.85	1.29	—	1.79	7.31	—	7.86
2020	121	18.87	—	20.33	2,321	1.04	1.29	—	1.79	12.67	—	13.24

Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2
2024	< 1	23.08	—	23.08	20	2.04	1.59	—	1.59	7.40	—	7.40
2023	< 1	21.49	—	21.88	18	2.26	1.49	—	1.59	12.65	—	12.76
2022	< 1	19.08	—	19.40	16	1.72	1.49	—	1.59	(18.40)	—	(18.32)
2021	< 1	23.38	—	23.75	20	0.87	1.49	—	1.59	10.30	—	10.41
2020	< 1	20.57	—	21.51	18	0.87	1.49	—	1.79	14.57	—	14.91

Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2
2024	38	14.78	—	15.35	587	3.42	1.29	—	1.49	2.65	—	2.85
2023	39	14.14	—	14.92	577	4.01	1.29	—	1.59	5.94	—	6.27
2022	41	13.35	—	14.04	577	1.97	1.29	—	1.59	(13.65)	—	(13.39)
2021	43	15.46	—	16.21	702	1.16	1.29	—	1.59	1.39	—	1.70
2020	17	15.24	—	15.94	275	1.09	1.29	—	1.59	8.54	—	8.87

Fidelity® VIP Government Money Market Portfolio - Initial Class
2024	502	10.32	—	10.76	5,234	4.98	1.00	—	1.48	3.55	—	4.05
2023	324	9.96	—	10.34	3,255	4.84	1.00	—	1.48	3.36	—	3.85
2022	194	9.64	—	9.95	1,885	1.40	1.00	—	1.48	(0.05)	—	0.43
2021	208	9.65	—	10.01	2,020	<0.01	0.83	—	1.48	(1.46)	—	(0.82)
2020	202	9.79	—	10.09	1,986	0.27	0.83	—	1.48	(1.15)	—	(0.51)

Fidelity® VIP Government Money Market Portfolio - Service Class 2
2024	186	9.06	—	9.58	1,778	4.72	1.25	—	1.89	2.85	—	3.53
2023	170	8.81	—	9.25	1,571	4.58	1.25	—	1.89	2.67	—	3.34
2022	108	8.58	—	8.95	955	1.16	1.25	—	1.89	(0.64)	—	0.01
2021	143	8.63	—	8.95	1,272	0.01	1.25	—	1.89	(1.87)	—	(1.23)
2020	180	8.80	—	9.06	1,651	0.25	1.25	—	1.89	(1.65)	—	(1.01)

Fidelity® VIP Growth & Income Portfolio - Service Class 2
2024	< 1	41.52	—	46.80	31	1.15	1.29	—	1.89	19.65	—	20.38
2023	< 1	34.70	—	38.87	34	1.49	1.29	—	1.89	16.14	—	16.85
2022	< 1	29.88	—	33.27	30	1.47	1.29	—	1.89	(6.96)	—	(6.39)
2021	< 1	32.11	—	35.54	33	2.21	1.29	—	1.89	23.27	—	24.02
2020	1	26.05	—	28.66	28	1.96	1.29	—	1.89	5.57	—	6.21

Fidelity® VIP Growth Opportunities Portfolio - Initial Class
2024	6	74.74	—	74.74	468	—	1.25	—	1.25	37.16	—	37.16
2023	8	54.50	—	54.50	433	—	1.25	—	1.25	43.85	—	43.85
2022	8	37.88	—	37.88	302	—	1.25	—	1.25	(38.92)	—	(38.92)
2021	10	62.02	—	62.02	625	—	1.25	—	1.25	10.55	—	10.55
2020	23	56.10	—	56.10	1,300	0.01	1.25	—	1.25	66.57	—	66.57

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2024	5	$79.61	—	84.26	$426	—%	1.29	—	1.59%	36.35	—	36.77%
2023	6	58.39	—	61.61	370	—	1.29	—	1.59	43.01	—	43.44
2022	6	40.83	—	42.95	263	—	1.29	—	1.59	(39.30)	—	(39.11)
2021	6	67.26	—	70.54	409	—	1.29	—	1.59	9.90	—	10.23
2020	5	61.20	—	63.99	321	—	1.29	—	1.59	65.56	—	66.07

Fidelity® VIP Growth Portfolio - Initial Class
2024	25	48.97	—	53.92	1,310	<0.01	1.25	—	1.25	28.76	—	28.76
2023	37	38.03	—	41.88	1,452	0.13	1.25	—	1.25	34.55	—	34.55
2022	40	28.27	—	31.12	1,170	0.62	1.25	—	1.25	(25.39)	—	(25.39)
2021	41	37.89	—	41.72	1,640	—	1.25	—	1.25	21.68	—	21.68
2020	45	31.14	—	34.28	1,463	0.07	1.25	—	1.25	42.11	—	42.11

Fidelity® VIP High Income Portfolio - Initial Class
2024	6	21.90	—	21.90	121	5.92	1.25	—	1.25	7.61	—	7.61
2023	7	20.35	—	20.35	148	4.75	1.25	—	1.25	9.11	—	9.11
2022	10	18.65	—	18.65	182	4.82	1.25	—	1.25	(12.47)	—	(12.47)
2021	11	21.31	—	21.31	227	5.29	1.25	—	1.25	3.11	—	3.11
2020	11	20.67	—	20.67	234	4.85	1.25	—	1.25	1.47	—	1.47

Fidelity® VIP High Income Portfolio - Service Class 2
2024	< 1	18.70	—	20.26	2	5.54	1.49	—	1.89	6.56	—	7.00
2023	< 1	17.55	—	18.93	3	5.80	1.49	—	1.89	8.17	—	8.61
2022	< 1	16.23	—	17.43	3	4.78	1.49	—	1.89	(13.34)	—	(12.98)
2021	< 1	18.72	—	20.03	4	3.12	1.49	—	1.89	2.33	—	2.74
2020	5	18.30	—	19.50	98	5.04	1.49	—	1.89	0.49	—	0.90

Fidelity® VIP Index 500 Portfolio - Initial Class
2024	25	45.96	—	45.96	1,132	1.26	1.25	—	1.25	23.34	—	23.34
2023	28	37.26	—	37.26	1,039	1.47	1.25	—	1.25	24.63	—	24.63
2022	30	29.90	—	29.90	901	1.42	1.25	—	1.25	(19.23)	—	(19.23)
2021	36	37.01	—	37.01	1,347	1.26	1.25	—	1.25	26.98	—	26.98
2020	40	29.15	—	29.15	1,165	1.69	1.25	—	1.25	16.77	—	16.77

Fidelity® VIP Index 500 Portfolio - Service Class 2
2024	24	42.71	—	47.85	1,114	1.01	1.29	—	1.89	22.23	—	22.97
2023	35	34.95	—	38.91	1,346	1.21	1.29	—	1.89	23.52	—	24.26
2022	45	28.29	—	31.31	1,374	1.23	1.29	—	1.89	(19.95)	—	(19.47)
2021	37	35.35	—	38.88	1,398	1.07	1.29	—	1.89	25.84	—	26.61
2020	49	28.09	—	30.71	1,470	1.55	1.29	—	1.89	15.72	—	16.43

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2024	14	19.54	—	19.54	276	3.74	1.25	—	1.25	0.52	—	0.52
2023	13	19.43	—	19.43	245	2.61	1.25	—	1.25	4.89	—	4.89
2022	13	18.53	—	18.53	237	2.25	1.25	—	1.25	(14.04)	—	(14.04)
2021	13	21.56	—	21.56	284	2.03	1.25	—	1.25	(1.84)	—	(1.84)
2020	14	21.96	—	21.96	308	2.20	1.25	—	1.25	8.04	—	8.04

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2024	9	$30.32	-	46.20	$305	0.35%	1.29	-	1.89%	14.96	-	15.66%
2023	9	26.37	-	39.95	274	0.30	1.29	-	1.89	12.65	-	13.33
2022	13	23.41	-	35.25	355	0.27	1.29	-	1.89	(16.57)	-	(16.06)
2021	15	28.06	-	42.00	468	0.36	1.29	-	1.89	22.95	-	23.69
2020	16	22.82	-	33.95	415	0.42	1.29	-	1.89	15.65	-	16.35

Fidelity® VIP Overseas Portfolio - Initial Class
2024	5	19.96	-	20.73	98	1.47	1.25	-	1.25	3.74	-	3.74
2023	7	19.24	-	19.98	130	0.97	1.25	-	1.25	19.01	-	19.01
2022	9	16.17	-	16.79	140	1.06	1.25	-	1.25	(25.42)	-	(25.42)
2021	9	21.68	-	22.51	201	0.49	1.25	-	1.25	18.21	-	18.21
2020	13	18.34	-	19.05	239	0.44	1.25	-	1.25	14.18	-	14.18

Franklin DynaTech VIP Fund - Class 2
2024	< 1	46.62	-	46.62	31	—	1.89	-	1.89	27.98	-	27.98
2023	< 1	36.43	-	36.43	24	—	1.89	-	1.89	41.07	-	41.07
2022	< 1	25.82	-	25.82	17	—	1.89	-	1.89	(41.09)	-	(41.09)
2021	< 1	43.83	-	43.83	30	—	1.89	-	1.89	13.96	-	13.96
2020	< 1	38.46	-	38.46	26	—	1.89	-	1.89	42.16	-	42.16

Franklin Growth and Income VIP Fund - Class 2
2024	72	42.75	-	50.04	3,435	2.29	1.29	-	1.99	15.64	-	16.46
2023	92	36.97	-	42.97	3,742	2.19	1.29	-	1.99	6.83	-	7.58
2022	104	34.61	-	39.94	3,969	3.01	1.29	-	1.99	(8.65)	-	(8.01)
2021	111	37.89	-	43.41	4,580	2.44	1.29	-	1.99	22.76	-	23.63
2020	125	30.86	-	35.12	4,208	3.83	1.29	-	1.99	3.43	-	4.16

Franklin Income VIP Fund - Class 2
2024	170	23.09	-	26.73	4,377	5.16	1.29	-	1.99	5.07	-	5.82
2023	206	21.97	-	25.26	5,009	5.21	1.29	-	1.99	6.47	-	7.23
2022	220	20.64	-	23.56	5,003	4.81	1.29	-	1.99	(7.34)	-	(6.69)
2021	248	22.27	-	25.25	6,044	4.42	1.29	-	1.99	14.44	-	15.25
2020	314	19.46	-	21.91	6,684	5.86	1.29	-	1.99	(1.30)	-	(0.60)

Franklin Large Cap Growth VIP Fund - Class 2
2024	94	42.93	-	48.55	4,358	—	1.29	-	1.89	23.91	-	24.66
2023	117	34.64	-	38.95	4,372	—	1.29	-	1.89	37.81	-	38.64
2022	146	25.14	-	28.09	3,949	—	1.29	-	1.89	(37.73)	-	(37.35)
2021	145	40.37	-	44.84	6,252	—	1.29	-	1.89	13.10	-	13.79
2020	159	35.70	-	39.41	6,046	—	1.29	-	1.89	41.91	-	42.77

Franklin Mutual Global Discovery VIP Fund - Class 2
2024	16	22.63	-	25.35	398	1.35	1.29	-	1.89	2.67	-	3.30
2023	24	22.04	-	24.54	561	2.46	1.29	-	1.89	18.05	-	18.77
2022	25	18.67	-	20.66	507	1.37	1.29	-	1.89	(6.54)	-	(5.97)
2021	20	19.98	-	21.98	433	2.11	1.29	-	1.89	16.88	-	17.59
2020	37	17.09	-	18.69	693	2.38	1.29	-	1.89	(6.26)	-	(5.69)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Mutual Shares VIP Fund - Class 2
2024	82	$30.56	-	35.77	$2,772	1.86%	1.29	-	1.99%	9.05	-	9.83%
2023	113	28.02	-	32.57	3,462	1.86	1.29	-	1.99	11.22	-	12.01
2022	123	25.20	-	29.08	3,376	1.73	1.29	-	1.99	(9.26)	-	(8.62)
2021	150	27.77	-	31.82	4,497	2.80	1.29	-	1.99	16.81	-	17.63
2020	177	23.77	-	27.05	4,500	2.84	1.29	-	1.99	(6.93)	-	(6.27)

Franklin Small Cap Value VIP Fund - Class 2
2024	35	55.66	-	65.15	1,997	0.94	1.29	-	1.99	9.48	-	10.26
2023	44	50.84	-	59.09	2,336	0.52	1.29	-	1.99	10.52	-	11.30
2022	49	46.00	-	53.09	2,356	0.99	1.29	-	1.99	(11.85)	-	(11.22)
2021	55	52.18	-	59.80	2,984	0.99	1.29	-	1.99	22.88	-	23.75
2020	60	42.47	-	48.32	2,625	1.53	1.29	-	1.99	3.10	-	3.83

Franklin U.S. Government Securities VIP Fund - Class 2
2024	60	10.41	-	12.06	689	3.32	1.29	-	1.99	(0.65)	-	0.06
2023	92	10.48	-	12.05	1,059	2.68	1.29	-	1.99	2.40	-	3.12
2022	104	10.24	-	11.69	1,159	2.34	1.29	-	1.99	(11.54)	-	(10.91)
2021	126	11.57	-	13.12	1,583	2.29	1.29	-	1.99	(3.77)	-	(3.09)
2020	109	12.02	-	13.54	1,432	3.25	1.29	-	1.99	1.77	-	2.49

Goldman Sachs VIT Large Cap Value Fund - Institutional Class
2024	< 1	28.22	-	30.56	19	1.40	1.49	-	1.89	14.88	-	15.35
2023	< 1	24.56	-	26.50	18	1.81	1.49	-	1.89	10.89	-	11.34
2022	< 1	22.15	-	23.80	16	1.36	1.49	-	1.89	(8.13)	-	(7.76)
2021	< 1	24.11	-	25.80	18	1.15	1.49	-	1.89	21.80	-	22.29
2020	< 1	19.80	-	21.10	15	1.45	1.49	-	1.89	2.02	-	2.43

Goldman Sachs VIT Mid Cap Value Fund - Institutional Class
2024	2	35.85	-	35.85	65	1.03	1.89	-	1.89	10.27	-	10.27
2023	2	32.51	-	32.51	59	1.04	1.89	-	1.89	9.33	-	9.33
2022	2	29.74	-	29.74	54	0.70	1.89	-	1.89	(11.68)	-	(11.68)
2021	2	33.67	-	33.67	62	0.48	1.89	-	1.89	28.49	-	28.49
2020	2	26.21	-	27.93	48	0.46	1.49	-	1.89	6.36	-	6.79

Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class
2024	2	31.51	-	34.13	48	0.98	1.49	-	1.89	16.80	-	17.27
2023	2	26.98	-	29.10	43	1.04	1.49	-	1.89	17.04	-	17.51
2022	2	23.05	-	24.77	37	0.31	1.49	-	1.89	(20.90)	-	(20.58)
2021	2	29.14	-	32.25	48	0.44	1.29	-	1.89	21.46	-	22.20
2020	2	23.99	-	26.39	52	0.21	1.29	-	1.89	6.54	-	7.18

Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class
2024	< 1	44.59	-	48.30	34	0.57	1.49	-	1.89	25.89	-	26.41
2023	1	35.42	-	38.21	39	0.71	1.49	-	1.89	21.48	-	21.97
2022	1	29.16	-	31.33	32	0.83	1.49	-	1.89	(21.25)	-	(20.93)
2021	1	37.02	-	39.62	40	0.82	1.49	-	1.89	26.97	-	27.49
2020	1	29.16	-	31.08	33	0.88	1.49	-	1.89	15.33	-	15.80

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. American Franchise Fund - Series I
2024	130	$52.52	-	58.71	$6,636	—%	1.10	-	1.70%	32.60	-	33.41%
2023	158	39.61	-	44.01	5,859	—	1.10	-	1.70	38.56	-	39.39
2022	175	28.59	-	31.57	4,743	—	1.10	-	1.70	(32.27)	-	(31.87)
2021	186	42.21	-	46.34	7,450	—	1.10	-	1.70	10.04	-	10.70
2020	210	38.36	-	41.86	7,564	0.07	1.10	-	1.70	39.96	-	40.80

Invesco V.I. American Franchise Fund - Series II
2024	33	64.15	-	73.41	1,854	—	1.29	-	1.89	32.01	-	32.82
2023	35	48.60	-	55.27	1,506	—	1.29	-	1.89	37.96	-	38.79
2022	37	35.23	-	39.82	1,170	—	1.29	-	1.89	(32.59)	-	(32.18)
2021	38	52.25	-	58.72	1,749	—	1.29	-	1.89	9.54	-	10.21
2020	32	47.70	-	53.47	1,396	—	1.29	-	1.89	39.32	-	40.17

Invesco V.I. American Value Fund - Series I
2024	120	14.97	-	46.04	2,792	0.99	1.10	-	1.99	27.81	-	28.98
2023	136	11.61	-	36.02	2,433	0.64	1.10	-	1.99	13.31	-	14.34
2022	157	10.15	-	31.79	2,427	0.76	1.10	-	1.99	(4.54)	-	(3.68)
2021	161	10.54	-	33.30	2,569	0.43	1.10	-	1.99	5.40	-	25.41
2020	37	26.55	-	29.89	1,059	0.91	1.29	-	1.99	(0.88)	-	(0.18)

Invesco V.I. American Value Fund - Series II
2024	41	45.18	-	68.58	1,884	0.71	1.29	-	1.89	27.63	-	28.41
2023	51	35.40	-	53.41	1,863	0.38	1.29	-	1.89	13.12	-	13.81
2022	53	31.29	-	46.93	1,725	0.44	1.29	-	1.89	(4.69)	-	(4.11)
2021	55	32.83	-	48.94	1,908	0.23	1.29	-	1.89	25.22	-	25.98
2020	55	26.22	-	38.85	1,702	0.67	1.29	-	1.89	(1.04)	-	(0.44)

Invesco V.I. Capital Appreciation Fund - Series I
2024	12	38.80	-	38.80	447	—	1.25	-	1.25	32.49	-	32.49
2023	23	29.28	-	29.28	678	—	1.25	-	1.25	33.70	-	33.70
2022	24	21.90	-	21.90	532	—	1.25	-	1.25	(31.64)	-	(31.64)
2021	25	32.04	-	32.04	798	—	1.25	-	1.25	21.05	-	21.05
2020	27	26.47	-	26.47	711	—	1.25	-	1.25	34.89	-	34.89

Invesco V.I. Capital Appreciation Fund - Series II
2024	99	53.37	-	62.24	5,834	—	1.29	-	1.99	31.16	-	32.09
2023	118	40.69	-	47.12	5,301	—	1.29	-	1.99	32.36	-	33.30
2022	132	30.74	-	35.35	4,442	—	1.29	-	1.99	(32.33)	-	(31.85)
2021	150	45.43	-	51.87	7,421	—	1.29	-	1.99	19.86	-	20.71
2020	168	37.90	-	42.97	6,877	—	1.29	-	1.99	33.54	-	34.49

Invesco V.I. Comstock Fund - Series I
2024	14	43.19	-	51.28	658	1.65	1.25	-	1.58	13.36	-	13.74
2023	21	38.10	-	45.08	901	1.80	1.25	-	1.58	10.60	-	10.97
2022	24	34.45	-	40.63	909	1.55	1.25	-	1.58	(0.46)	-	(0.13)
2021	28	34.61	-	40.68	1,058	1.72	1.25	-	1.58	31.27	-	31.70
2020	35	26.36	-	30.89	1,009	2.55	1.25	-	1.58	(2.41)	-	(2.08)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Comstock Fund - Series II
2024	109	$35.44	-	52.43	$4,588	1.43%	1.29	-	1.99%	12.58	-	13.38%
2023	132	31.48	-	46.24	4,883	1.51	1.29	-	1.99	9.88	-	10.66
2022	156	28.65	-	41.79	5,240	1.36	1.29	-	1.99	(1.15)	-	(0.45)
2021	177	28.99	-	41.98	5,961	1.58	1.29	-	1.99	30.41	-	31.33
2020	204	22.23	-	31.96	5,264	2.17	1.29	-	1.99	(3.05)	-	(2.36)

Invesco V.I. Conservative Balanced Fund - Series II (sub-account merged on April 26, 2024)
2024	—	15.45	-	21.53	—	2.37	1.29	-	1.99	1.82	-	2.05
2023	68	18.15	-	21.10	1,339	1.70	1.29	-	1.99	10.09	-	10.86
2022	76	16.49	-	19.03	1,359	1.15	1.29	-	1.99	(18.66)	-	(18.09)
2021	85	20.27	-	23.23	1,850	1.26	1.29	-	1.99	8.11	-	8.88
2020	92	18.75	-	21.34	1,851	1.85	1.29	-	1.99	12.32	-	13.11

Invesco V.I. Core Equity Fund - Series I
2024	92	31.51	-	40.15	3,413	0.69	1.10	-	1.70	23.48	-	24.23
2023	105	25.36	-	32.52	3,127	0.73	1.10	-	1.70	21.29	-	22.02
2022	124	20.79	-	26.81	3,025	0.88	1.10	-	1.70	(21.88)	-	(21.41)
2021	142	26.45	-	34.32	4,436	0.66	1.10	-	1.70	25.59	-	26.34
2020	155	20.94	-	27.33	3,849	1.33	1.10	-	1.70	11.93	-	12.61

Invesco V.I. Core Equity Fund - Series II
2024	< 1	30.34	-	38.65	28	0.50	1.55	-	1.89	22.92	-	23.35
2023	< 1	24.68	-	33.11	23	0.46	1.30	-	1.89	20.77	-	21.50
2022	1	20.44	-	27.25	26	0.63	1.30	-	1.89	(22.24)	-	(21.78)
2021	1	26.28	-	34.83	34	0.44	1.30	-	1.89	24.98	-	25.74
2020	1	21.03	-	27.70	29	1.09	1.30	-	1.89	11.43	-	12.10

Invesco V.I. Core Plus Bond Fund - Series I
2024	22	14.13	-	16.57	356	3.55	1.10	-	1.70	1.31	-	1.93
2023	24	13.95	-	16.26	386	2.58	1.10	-	1.70	4.35	-	4.98
2022	25	13.37	-	15.49	389	0.65	1.10	-	1.70	(15.97)	-	(15.47)
2021	14	15.91	-	18.32	263	1.47	1.10	-	1.70	(2.33)	-	(1.74)
2020	16	16.29	-	18.65	296	1.48	1.10	-	1.70	7.87	-	8.52

Invesco V.I. Core Plus Bond Fund - Series II
2024	194	9.79	-	9.98	1,924	3.41	1.29	-	1.99	0.67	-	1.39
2023	210	9.72	-	9.84	2,055	2.44	1.29	-	1.99	3.75	-	4.49
2022	231	9.37	-	9.42	2,177	0.57	1.29	-	1.99	(6.29)	-	(5.84)
2021	< 1	15.06	-	15.84	2	1.44	1.50	-	1.75	(2.73)	-	(2.48)
2020	< 1	15.49	-	16.24	2	1.79	1.50	-	1.75	7.43	-	7.70

Invesco V.I. Discovery Mid Cap Growth Fund - Series I
2024	42	15.82	-	16.27	893	—	1.10	-	1.70	22.13	-	22.87
2023	48	12.96	-	13.25	807	—	1.10	-	1.70	11.25	-	11.92
2022	65	11.65	-	11.84	947	—	1.10	-	1.70	(32.14)	-	(31.74)
2021	70	17.16	-	17.34	1,479	—	1.10	-	1.70	17.09	-	17.80
2020	140	14.66	-	14.72	2,958	0.03	1.10	-	1.70	46.59	-	47.18

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Discovery Mid Cap Growth Fund - Series II
2024	57	$36.23	-	57.70	$1,992	—%	1.29	-	1.99%	21.45	-	22.32%
2023	67	29.83	-	47.17	1,955	—	1.29	-	1.99	10.62	-	11.40
2022	73	26.97	-	42.35	1,952	—	1.29	-	1.99	(32.50)	-	(32.02)
2021	82	39.95	-	62.29	3,280	—	1.29	-	1.99	16.44	-	17.26
2020	76	34.31	-	53.12	2,738	—	1.29	-	1.99	37.46	-	46.64

Invesco V.I. Diversified Dividend Fund - Series I
2024	48	106.89	-	110.29	5,481	1.89	1.00	-	1.48	11.54	-	12.08
2023	50	95.36	-	98.88	5,091	1.98	1.00	-	1.48	7.45	-	7.96
2022	54	88.33	-	92.02	5,071	1.88	1.00	-	1.48	(3.12)	-	(2.66)
2021	55	90.74	-	94.99	5,384	2.11	1.00	-	1.48	17.15	-	17.71
2020	62	77.09	-	81.09	5,155	3.04	1.00	-	1.48	(1.33)	-	(0.85)

Invesco V.I. Diversified Dividend Fund - Series II
2024	21	35.17	-	38.40	624	1.58	1.29	-	1.69	11.05	-	11.50
2023	23	30.38	-	34.44	616	1.71	1.29	-	1.89	6.73	-	7.37
2022	24	28.46	-	32.08	622	1.64	1.29	-	1.89	(3.77)	-	(3.18)
2021	25	29.58	-	33.13	673	1.99	1.29	-	1.89	16.36	-	17.07
2020	26	25.42	-	28.30	585	2.87	1.29	-	1.89	(2.02)	-	(1.42)

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I
2024	223	11.95	-	11.99	2,672	1.60	1.35	-	1.48	11.04	-	11.19
2023	241	10.76	-	10.79	2,594	1.36	1.35	-	1.48	12.05	-	12.19
2022	267	9.61	-	9.62	2,571	1.04	1.35	-	1.48	(3.93)	-	(3.84)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II
2024	146	11.74	-	11.93	1,719	1.44	1.29	-	1.89	10.34	-	11.01
2023	151	10.64	-	10.75	1,614	1.10	1.29	-	1.89	11.30	-	11.97
2022	212	9.56	-	9.60	2,027	0.84	1.29	-	1.89	(4.39)	-	(4.00)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

Invesco V.I. Equity and Income Fund - Series I
2024	57	22.42	-	23.06	1,418	1.78	1.10	-	1.70	10.22	-	10.89
2023	62	20.22	-	20.92	1,390	1.93	1.10	-	1.70	8.70	-	9.35
2022	71	18.49	-	19.25	1,458	1.70	1.10	-	1.70	(9.07)	-	(8.52)
2021	79	20.21	-	21.17	1,763	1.93	1.10	-	1.70	16.65	-	17.35
2020	73	17.22	-	18.15	1,388	2.48	1.10	-	1.70	8.10	-	8.75

Invesco V.I. Equity and Income Fund - Series II
2024	58	29.01	-	33.59	1,898	1.77	1.29	-	1.99	9.68	-	10.46
2023	28	26.98	-	30.41	852	1.64	1.29	-	1.89	8.17	-	8.82
2022	34	24.94	-	27.94	934	1.41	1.29	-	1.89	(9.45)	-	(8.90)
2021	40	27.55	-	30.67	1,192	1.60	1.29	-	1.89	16.12	-	16.83
2020	46	23.72	-	26.26	1,186	2.23	1.29	-	1.89	7.58	-	8.24

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. EQV International Equity Fund - Series I
2024	33	$20.01	-	29.01	$786	1.71%	1.10	-	1.70%	(1.09)	-	(0.49)%
2023	36	20.11	-	29.33	848	0.19	1.10	-	1.70	16.16	-	16.86
2022	44	17.21	-	25.25	866	1.67	1.10	-	1.70	(19.68)	-	(19.20)
2021	48	21.30	-	31.44	1,164	1.14	1.10	-	1.70	4.10	-	4.73
2020	87	20.34	-	30.20	1,978	2.41	1.10	-	1.70	12.07	-	12.75

Invesco V.I. EQV International Equity Fund - Series II
2024	2	26.48	-	28.38	44	1.56	1.45	-	1.75	(1.41)	-	(1.11)
2023	1	26.86	-	28.70	40	—	1.45	-	1.75	15.83	-	16.17
2022	1	11.22	-	24.70	33	1.37	1.45	-	1.89	(20.04)	-	(19.68)
2021	2	14.03	-	31.69	44	0.78	1.30	-	1.89	3.62	-	4.24
2020	11	13.54	-	30.40	324	2.16	1.30	-	1.89	11.60	-	12.27

Invesco V.I. Global Core Equity Fund - Series I
2024	25	42.88	-	49.62	1,094	1.12	1.00	-	1.48	15.12	-	15.68
2023	26	37.25	-	42.89	1,003	0.58	1.00	-	1.48	19.94	-	20.52
2022	27	31.05	-	35.59	883	0.34	1.00	-	1.48	(23.02)	-	(22.65)
2021	29	40.34	-	46.01	1,209	0.96	1.00	-	1.48	14.27	-	14.82
2020	31	35.30	-	40.07	1,137	1.37	1.00	-	1.48	11.57	-	12.10

Invesco V.I. Global Core Equity Fund - Series II
2024	8	25.31	-	28.87	201	0.86	1.29	-	1.89	14.51	-	15.21
2023	8	22.10	-	25.06	181	0.29	1.29	-	1.89	19.18	-	19.90
2022	9	18.54	-	20.90	167	0.02	1.29	-	1.89	(23.62)	-	(23.16)
2021	10	24.28	-	27.20	239	0.74	1.29	-	1.89	13.53	-	14.22
2020	10	21.38	-	23.81	215	1.10	1.29	-	1.89	10.91	-	11.58

Invesco V.I. Global Fund - Series I
2024	13	42.77	-	42.77	551	—	1.25	-	1.25	14.62	-	14.62
2023	14	37.31	-	37.31	541	0.23	1.25	-	1.25	33.07	-	33.07
2022	15	28.04	-	28.04	426	—	1.25	-	1.25	(32.61)	-	(32.61)
2021	15	41.61	-	41.61	641	—	1.25	-	1.25	14.06	-	14.06
2020	16	36.48	-	36.48	591	0.70	1.25	-	1.25	26.05	-	26.05

Invesco V.I. Global Fund - Series II
2024	18	54.17	-	63.40	1,061	—	1.29	-	1.99	13.48	-	14.28
2023	21	47.73	-	55.48	1,083	—	1.29	-	1.99	31.79	-	32.72
2022	24	36.22	-	41.80	948	—	1.29	-	1.99	(33.29)	-	(32.81)
2021	26	54.29	-	62.21	1,522	—	1.29	-	1.99	12.89	-	13.69
2020	27	48.09	-	54.72	1,389	0.43	1.29	-	1.99	24.81	-	25.70

Invesco V.I. Global Strategic Income Fund - Series I
2024	24	4.33	-	21.46	376	2.85	1.25	-	1.25	1.87	-	1.87
2023	27	4.25	-	21.06	434	—	1.25	-	1.25	7.53	-	7.53
2022	28	3.96	-	19.59	418	—	1.25	-	1.25	(12.56)	-	(12.56)
2021	29	4.52	-	22.40	494	4.54	1.25	-	1.25	(4.61)	-	(4.61)
2020	32	4.74	-	23.48	552	5.83	1.25	-	1.25	2.12	-	2.12

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Global Strategic Income Fund - Series II
2024	214	$15.92	-	18.63	$3,742	2.58%	1.29	-	1.99%	0.74	-	1.46%
2023	240	15.80	-	18.36	4,154	—	1.29	-	1.99	6.45	-	7.20
2022	285	14.84	-	17.13	4,604	—	1.29	-	1.99	(13.46)	-	(12.85)
2021	310	17.15	-	19.65	5,764	4.30	1.29	-	1.99	(5.48)	-	(4.80)
2020	321	18.15	-	20.65	6,264	5.34	1.29	-	1.99	0.95	-	1.67

Invesco V.I. Government Money Market Fund - Series I
2024	15	9.26	-	11.43	154	4.86	1.10	-	1.70	3.20	-	3.82
2023	16	8.97	-	11.01	152	4.74	1.10	-	1.70	3.10	-	3.72
2022	17	8.70	-	10.61	161	1.34	1.10	-	1.70	(0.25)	-	0.35
2021	20	8.72	-	10.58	194	<0.01	1.10	-	1.70	(1.68)	-	(1.09)
2020	22	8.87	-	10.69	209	0.30	1.10	-	1.70	(1.40)	-	(0.80)

Invesco V.I. Government Money Market Fund - Series II
2024	< 1	8.95	-	8.95	< 1	3.35	1.70	-	1.70	2.94	-	2.94
2023	< 1	8.69	-	8.69	< 1	2.85	1.70	-	1.70	2.84	-	2.84
2022	< 1	8.45	-	8.45	< 1	0.07	1.70	-	1.70	(0.45)	-	(0.45)
2021	< 1	8.49	-	8.49	< 1	—	1.70	-	1.70	(1.68)	-	(1.68)
2020	< 1	8.63	-	8.63	< 1	—	1.70	-	1.70	(1.48)	-	(1.48)

Invesco V.I. Government Securities Fund - Series I
2024	25	12.93	-	16.30	386	2.52	1.10	-	1.50	0.20	-	0.60
2023	29	12.90	-	16.21	453	2.08	1.10	-	1.50	3.07	-	3.48
2022	30	12.52	-	15.66	455	1.77	1.10	-	1.50	(11.63)	-	(11.27)
2021	41	13.61	-	17.65	699	2.34	1.10	-	1.70	(3.91)	-	(3.34)
2020	47	14.16	-	18.26	807	2.39	1.10	-	1.70	4.48	-	5.11

Invesco V.I. Growth and Income Fund - Series II
2024	48	45.80	-	53.61	2,277	1.08	1.29	-	1.99	13.41	-	14.22
2023	63	40.38	-	46.93	2,616	1.27	1.29	-	1.99	10.18	-	10.96
2022	79	36.65	-	42.30	2,974	1.25	1.29	-	1.99	(7.86)	-	(7.21)
2021	84	39.78	-	45.58	3,442	1.34	1.29	-	1.99	25.65	-	26.54
2020	96	31.66	-	36.02	3,119	2.02	1.29	-	1.99	(0.17)	-	0.54

Invesco V.I. High Yield Fund - Series I
2024	14	21.85	-	24.98	340	5.40	1.10	-	1.70	5.90	-	6.54
2023	17	20.51	-	23.59	378	5.24	1.10	-	1.70	8.32	-	8.97
2022	18	18.82	-	21.78	369	4.61	1.10	-	1.70	(11.08)	-	(10.54)
2021	18	21.04	-	24.49	433	4.08	1.10	-	1.70	2.62	-	3.24
2020	48	20.38	-	23.86	1,035	6.01	1.10	-	1.70	1.58	-	2.19

Invesco V.I. High Yield Fund - Series II
2024	16	21.48	-	24.51	339	5.47	1.29	-	1.89	5.56	-	6.20
2023	16	20.35	-	23.08	333	5.13	1.29	-	1.89	7.71	-	8.37
2022	16	18.90	-	21.30	311	4.34	1.29	-	1.89	(11.25)	-	(10.71)
2021	18	21.29	-	23.85	375	4.60	1.29	-	1.89	2.05	-	2.66
2020	18	20.86	-	23.23	370	5.93	1.29	-	1.89	0.96	-	1.57

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Main Street Fund® - Series I
2024	37	$40.10	-	40.10	$1486	—%	1.25	-	1.25%	22.10	-	22.10%
2023	38	32.84	-	32.84	1253	0.84	1.25	-	1.25	21.69	-	21.69
2022	42	26.99	-	26.99	1123	1.48	1.25	-	1.25	(21.12)	-	(21.12)
2021	44	34.22	-	34.22	1504	0.68	1.25	-	1.25	25.99	-	25.99
2020	48	27.16	-	27.16	1296	1.47	1.25	-	1.25	12.53	-	12.53

Invesco V.I. Main Street Fund® - Series II
2024	136	49.57	-	58.02	7,405	—	1.29	-	1.99	20.93	-	21.80
2023	160	40.99	-	47.64	7,182	0.48	1.29	-	1.99	20.40	-	21.25
2022	187	34.05	-	39.29	6,931	1.11	1.29	-	1.99	(21.89)	-	(21.33)
2021	195	43.59	-	49.95	9,209	0.51	1.29	-	1.99	24.71	-	25.59
2020	214	34.95	-	39.77	8,041	1.16	1.29	-	1.99	11.44	-	12.23

Invesco V.I. Main Street Mid Cap Fund® - Series I
2024	10	37.82	-	47.57	432	0.34	1.10	-	1.70	15.08	-	15.78
2023	10	32.86	-	41.08	385	0.29	1.10	-	1.70	12.54	-	13.22
2022	11	29.20	-	36.29	357	0.35	1.10	-	1.70	(15.70)	-	(15.20)
2021	12	34.64	-	42.79	451	0.43	1.10	-	1.70	21.17	-	21.90
2020	13	28.59	-	35.10	419	0.73	1.10	-	1.70	7.41	-	8.05

Invesco V.I. Main Street Mid Cap Fund® - Series II
2024	1	34.04	-	36.06	48	0.13	1.50	-	1.75	14.76	-	15.05
2023	1	29.66	-	31.35	38	0.04	1.50	-	1.75	12.17	-	12.45
2022	1	22.82	-	27.88	32	0.07	1.50	-	1.89	(16.06)	-	(15.73)
2021	1	27.18	-	33.08	45	0.25	1.50	-	1.89	20.55	-	21.04
2020	3	22.55	-	28.39	71	0.46	1.30	-	1.89	6.89	-	7.53

Invesco V.I. Main Street Small Cap Fund® - Series I
2024	7	53.04	-	53.04	360	—	1.25	-	1.25	11.28	-	11.28
2023	9	47.66	-	47.66	442	1.13	1.25	-	1.25	16.67	-	16.67
2022	10	40.85	-	40.85	411	0.49	1.25	-	1.25	(16.88)	-	(16.88)
2021	12	49.15	-	49.15	601	0.36	1.25	-	1.25	21.03	-	21.03
2020	13	40.61	-	40.61	533	0.61	1.25	-	1.25	18.44	-	18.44

Invesco V.I. Main Street Small Cap Fund® - Series II
2024	34	61.74	-	72.26	2,215	—	1.29	-	1.99	10.16	-	10.95
2023	42	56.04	-	65.13	2,506	0.91	1.29	-	1.99	15.49	-	16.31
2022	49	48.53	-	56.00	2,543	0.25	1.29	-	1.99	(17.71)	-	(17.12)
2021	53	58.97	-	67.57	3,318	0.18	1.29	-	1.99	19.84	-	20.69
2020	57	49.20	-	55.99	2,944	0.37	1.29	-	1.99	17.26	-	18.10

Invesco V.I. Technology Fund - Series I
2024	9	59.63	-	64.77	528	—	1.10	-	1.50	32.26	-	32.79
2023	9	45.08	-	48.77	430	—	1.10	-	1.50	44.76	-	45.34
2022	11	31.14	-	33.56	333	—	1.10	-	1.50	(40.84)	-	(40.61)
2021	11	52.64	-	56.50	609	—	1.10	-	1.50	12.71	-	13.16
2020	12	46.71	-	49.93	561	—	1.10	-	1.50	43.94	-	44.52

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Technology Fund - Series II
2024	5	$54.22	-	56.51	$281	—%	1.50	-	1.70%	31.59	-	31.85%
2023	5	41.21	-	42.86	211	—	1.50	-	1.70	44.25	-	44.54
2022	5	28.56	-	29.65	145	—	1.50	-	1.70	(41.12)	-	(41.01)
2021	5	48.52	-	50.26	246	—	1.50	-	1.70	12.16	-	12.38
2020	< 1	43.26	-	43.26	30	—	1.70	-	1.70	43.34	-	43.34

Lord Abbett Bond Debenture Portfolio - Class VC
2024	77	19.38	-	22.52	1,682	5.43	1.29	-	1.99	4.59	-	5.34
2023	85	18.53	-	21.38	1,760	4.88	1.29	-	1.99	4.44	-	5.18
2022	83	17.74	-	20.33	1,626	4.25	1.29	-	1.99	(14.53)	-	(13.92)
2021	91	20.75	-	23.62	2,078	2.99	1.29	-	1.99	1.23	-	1.95
2020	94	20.50	-	23.17	2,093	3.77	1.29	-	1.99	5.18	-	5.92

Lord Abbett Fundamental Equity Portfolio - Class VC
2024	19	33.59	-	38.78	707	0.68	1.29	-	1.99	14.32	-	15.14
2023	22	29.38	-	33.68	712	0.59	1.29	-	1.99	12.37	-	13.16
2022	23	26.15	-	29.77	670	1.05	1.29	-	1.99	(13.73)	-	(13.11)
2021	25	30.31	-	34.26	832	0.82	1.29	-	1.99	24.79	-	25.67
2020	28	24.29	-	27.26	742	1.27	1.29	-	1.99	(0.25)	-	0.46

Lord Abbett Growth and Income Portfolio - Class VC
2024	25	30.27	-	34.23	826	0.73	1.29	-	1.89	18.32	-	19.04
2023	35	25.58	-	28.76	973	0.92	1.29	-	1.89	11.06	-	11.73
2022	38	23.03	-	25.74	949	1.51	1.29	-	1.89	(11.14)	-	(10.60)
2021	34	25.92	-	28.79	950	0.99	1.29	-	1.89	26.59	-	27.36
2020	43	20.48	-	22.61	943	1.72	1.29	-	1.89	0.76	-	1.37

Lord Abbett Growth Opportunities Portfolio - Class VC
2024	18	41.20	-	47.57	809	—	1.29	-	1.99	28.00	-	28.91
2023	20	32.18	-	36.90	707	—	1.29	-	1.99	8.48	-	9.25
2022	24	29.67	-	33.77	771	—	1.29	-	1.99	(33.87)	-	(33.40)
2021	23	44.86	-	50.71	1,138	—	1.29	-	1.99	4.34	-	5.09
2020	25	42.99	-	48.26	1,186	—	1.29	-	1.99	36.62	-	37.58

Lord Abbett Mid-Cap Stock Portfolio - Class VC
2024	53	27.65	-	31.27	1,571	0.45	1.29	-	1.89	12.72	-	13.41
2023	60	24.53	-	27.57	1,569	0.45	1.29	-	1.89	13.25	-	13.94
2022	69	21.66	-	24.20	1,601	0.80	1.29	-	1.89	(12.88)	-	(12.36)
2021	75	24.86	-	27.61	1,978	0.58	1.29	-	1.89	26.27	-	27.04
2020	81	19.69	-	21.74	1,682	1.12	1.29	-	1.89	0.57	-	1.18

LVIP Macquarie SMID Cap Core Fund - Standard Class
2024	8	43.80	-	43.80	347	0.56	1.25	-	1.25	13.30	-	13.30
2023	10	38.66	-	38.66	370	1.14	1.25	-	1.25	15.01	-	15.01
2022	10	33.62	-	33.62	325	0.45	1.25	-	1.25	(14.80)	-	(14.80)
2021	10	39.45	-	39.45	382	0.99	1.25	-	1.25	21.65	-	21.65
2020	10	32.43	-	32.43	339	0.55	1.25	-	1.25	9.70	-	9.70

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Macquarie VIP Small Cap Value Series - Standard Class
2024	9	$75.01	-	75.01	$651	1.34%	1.25	-	1.25%	9.93	-	9.93%
2023	9	68.24	-	68.24	633	1.00	1.25	-	1.25	8.09	-	8.09
2022	11	63.13	-	63.13	673	0.85	1.25	-	1.25	(13.18)	-	(13.18)
2021	11	72.71	-	72.71	831	0.85	1.25	-	1.25	32.75	-	32.75
2020	12	54.77	-	54.77	672	1.34	1.25	-	1.25	(3.12)	-	(3.12)

MFS® VIT Investors Trust Series - Initial Class
2024	4	40.20	-	40.20	160	0.64	1.25	-	1.25	18.03	-	18.03
2023	5	34.06	-	34.06	159	0.71	1.25	-	1.25	17.51	-	17.51
2022	5	28.99	-	28.99	151	0.67	1.25	-	1.25	(17.52)	-	(17.52)
2021	5	35.15	-	35.15	186	0.63	1.25	-	1.25	25.24	-	25.24
2020	5	28.06	-	28.06	149	0.63	1.25	-	1.25	12.45	-	12.45

MFS® VIT New Discovery Series - Initial Class
2024	6	34.55	-	34.55	203	—	1.25	-	1.25	5.39	-	5.39
2023	6	32.78	-	32.78	200	—	1.25	-	1.25	13.00	-	13.00
2022	6	29.01	-	29.01	179	—	1.25	-	1.25	(30.63)	-	(30.63)
2021	7	41.82	-	41.82	285	—	1.25	-	1.25	0.53	-	0.53
2020	8	41.60	-	41.60	333	—	1.25	-	1.25	44.08	-	44.08

MFS® VIT Total Return Bond Series - Initial Class
2024	9	20.52	-	20.52	182	4.22	1.25	-	1.25	1.27	-	1.27
2023	10	20.26	-	20.26	200	3.23	1.25	-	1.25	6.05	-	6.05
2022	10	19.11	-	19.11	198	2.74	1.25	-	1.25	(15.00)	-	(15.00)
2021	11	22.48	-	22.48	241	2.70	1.25	-	1.25	(2.05)	-	(2.05)
2020	11	22.95	-	22.95	248	3.48	1.25	-	1.25	7.12	-	7.12

MFS® VIT II High Yield Portfolio - Initial Class
2024	4	24.99	-	24.99	90	5.71	1.25	-	1.25	5.59	-	5.59
2023	4	23.67	-	23.67	105	5.98	1.25	-	1.25	11.02	-	11.02
2022	5	21.32	-	21.32	117	5.60	1.25	-	1.25	(11.62)	-	(11.62)
2021	6	24.12	-	24.12	134	4.90	1.25	-	1.25	2.20	-	2.20
2020	6	23.60	-	23.60	152	5.23	1.25	-	1.25	3.78	-	3.78

Morgan Stanley VIF Discovery Portfolio - Class I
2024	5	69.31	-	73.02	324	—	1.35	-	1.58	39.60	-	39.92
2023	5	49.65	-	52.18	251	—	1.35	-	1.58	42.09	-	42.41
2022	6	34.94	-	36.64	202	—	1.35	-	1.58	(63.55)	-	(63.46)
2021	6	95.85	-	100.28	561	—	1.35	-	1.58	(12.46)	-	(12.25)
2020	6	109.49	-	114.29	721	—	1.35	-	1.58	148.35	-	148.93

Morgan Stanley VIF Discovery Portfolio - Class II
2024	29	41.46	-	46.44	1,693	—	1.29	-	1.89	39.05	-	39.90
2023	35	29.82	-	33.20	1,434	—	1.29	-	1.89	41.43	-	42.28
2022	42	21.08	-	23.33	1,162	—	1.29	-	1.89	(63.67)	-	(63.45)
2021	33	58.03	-	63.83	2,646	—	1.29	-	1.89	(12.87)	-	(12.34)
2020	34	66.60	-	72.82	3,093	—	1.29	-	1.89	147.31	-	148.80

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II
2024	25	$16.92	-	29.47	$689	10.36%	1.29	-	1.99%	9.06	-	9.84%
2023	26	15.51	-	26.83	671	8.61	1.29	-	1.99	9.48	-	10.25
2022	29	14.17	-	24.34	667	7.66	1.29	-	1.99	(20.42)	-	(19.85)
2021	29	17.80	-	30.36	850	5.02	1.29	-	1.99	(3.91)	-	(3.23)
2020	34	18.53	-	31.38	1,013	4.55	1.29	-	1.99	3.44	-	4.17

Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I
2024	3	24.67	-	26.51	80	1.44	1.35	-	1.58	6.12	-	6.36
2023	5	23.25	-	24.93	130	1.62	1.35	-	1.58	10.22	-	10.48
2022	6	21.09	-	29.09	146	0.44	1.35	-	1.58	(26.26)	-	(26.09)
2021	7	28.60	-	39.35	208	0.79	1.35	-	1.58	1.37	-	1.61
2020	7	28.21	-	38.73	228	1.28	1.35	-	1.58	12.65	-	12.90

Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II
2024	< 1	34.42	-	39.27	12	1.27	1.29	-	1.89	5.68	-	6.32
2023	< 1	32.57	-	36.94	14	1.57	1.29	-	1.89	9.86	-	10.53
2022	< 1	29.65	-	33.42	13	0.32	1.29	-	1.89	(26.54)	-	(26.09)
2021	< 1	40.36	-	45.22	25	0.70	1.29	-	1.89	1.01	-	1.63
2020	1	39.96	-	44.49	61	1.34	1.29	-	1.89	12.21	-	12.89

Morgan Stanley VIF Global Infrastructure Portfolio - Class I (sub-account liquidated on December 6, 2024)
2024	—	84.15	-	97.43	—	2.80	1.00	-	1.48	14.90	-	15.42
2023	14	73.24	-	84.42	1,059	2.49	1.00	-	1.48	3.02	-	3.51
2022	16	71.10	-	81.55	1,180	2.89	1.00	-	1.48	(9.37)	-	(8.93)
2021	18	78.44	-	89.55	1,434	2.48	1.00	-	1.48	12.58	-	13.12
2020	20	69.68	-	79.16	1,444	1.72	1.00	-	1.48	(2.60)	-	(2.13)

Morgan Stanley VIF Global Infrastructure Portfolio - Class II (sub-account liquidated on December 6, 2024)
2024	—	39.21	-	44.71	—	2.56	1.29	-	1.89	14.26	-	14.91
2023	3	34.32	-	38.91	63	2.46	1.29	-	1.89	2.31	-	2.93
2022	3	33.54	-	37.80	77	2.60	1.29	-	1.89	(10.04)	-	(9.50)
2021	4	37.28	-	41.77	98	2.36	1.29	-	1.89	11.86	-	12.54
2020	4	33.33	-	37.12	89	1.42	1.29	-	1.89	(3.29)	-	(2.71)

Morgan Stanley VIF Global Strategist Portfolio - Class I
2024	56	16.91	-	81.58	1,139	—	1.00	-	1.58	5.77	-	6.39
2023	61	15.98	-	76.68	1,162	1.61	1.00	-	1.58	12.29	-	12.94
2022	73	14.23	-	67.89	1,215	—	1.00	-	1.58	(18.24)	-	(17.77)
2021	80	17.41	-	82.56	1,627	1.79	1.00	-	1.58	6.67	-	7.29
2020	90	16.32	-	19.72	1,687	1.55	1.35	-	1.58	9.18	-	9.43

Morgan Stanley VIF Global Strategist Portfolio - Class II
2024	8	20.38	-	20.67	154	—	1.35	-	1.89	5.39	-	5.97
2023	11	19.23	-	19.62	195	1.62	1.35	-	1.89	11.80	-	12.42
2022	13	17.11	-	17.54	208	—	1.35	-	1.89	(18.63)	-	(18.18)
2021	13	20.91	-	21.56	263	1.75	1.35	-	1.89	6.18	-	6.77
2020	13	19.58	-	20.31	247	1.30	1.35	-	1.89	8.76	-	9.36

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Growth Portfolio - Class I
2024	116	$19.03	-	82.69	$8,588	—%	1.00	-	1.89%	43.82	-	45.13%
2023	129	13.11	-	57.50	6,612	—	1.00	-	1.89	45.88	-	47.19
2022	148	8.91	-	39.41	5,204	—	1.00	-	1.89	(60.82)	-	(60.47)
2021	156	22.54	-	100.60	13,894	—	1.00	-	1.89	(1.78)	-	(0.89)
2020	236	22.74	-	102.43	18,315	—	1.00	-	1.89	113.22	-	115.15

Morgan Stanley VIF Growth Portfolio - Class II
2024	55	78.72	-	102.77	2,107	—	1.29	-	1.99	43.29	-	44.31
2023	57	54.94	-	71.21	1,568	—	1.29	-	1.99	45.40	-	46.42
2022	60	37.78	-	48.64	1,212	—	1.29	-	1.99	(60.95)	-	(60.68)
2021	59	96.77	-	123.69	3,011	—	1.29	-	1.99	(2.13)	-	(1.44)
2020	63	98.87	-	125.49	3,303	—	1.29	-	1.99	112.48	-	113.98

Morgan Stanley VIF U.S. Real Estate Portfolio - Class I (sub-account liquidated on December 6, 2024)
2024	—	42.45	-	51.88	—	2.68	1.35	-	1.48	13.82	-	13.96
2023	4	37.30	-	45.52	161	2.22	1.35	-	1.48	12.84	-	12.99
2022	4	33.06	-	40.29	154	1.24	1.35	-	1.48	(28.13)	-	(28.03)
2021	5	45.99	-	55.99	238	2.08	1.35	-	1.48	37.75	-	37.93
2020	3	33.39	-	40.59	115	2.86	1.35	-	1.48	(18.07)	-	(17.97)

Morgan Stanley VIF U.S. Real Estate Portfolio - Class II (sub-account liquidated on December 6, 2024)
2024	—	38.54	-	45.09	—	2.41	1.29	-	1.99	13.01	-	13.76
2023	36	34.10	-	39.63	1,356	1.95	1.29	-	1.99	11.96	-	12.75
2022	41	30.46	-	35.15	1,370	0.97	1.29	-	1.99	(28.66)	-	(28.15)
2021	42	42.69	-	48.92	1,947	1.82	1.29	-	1.99	36.67	-	37.64
2020	52	31.24	-	35.54	1,750	2.51	1.29	-	1.99	(18.74)	-	(18.17)

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2024	< 1	6.95	-	6.95	2	2.07	1.49	-	1.49	2.41	-	2.41
2023	< 1	6.78	-	6.78	2	15.68	1.49	-	1.49	(9.30)	-	(9.30)
2022	< 1	7.48	-	7.48	2	20.52	1.49	-	1.49	7.05	-	7.05
2021	< 1	6.99	-	6.99	2	4.13	1.49	-	1.49	31.13	-	31.13
2020	< 1	5.33	-	5.33	1	6.21	1.49	-	1.49	(0.28)	-	(0.28)

PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
2024	< 1	17.55	-	17.55	6	6.32	1.49	-	1.49	5.82	-	5.82
2023	< 1	16.59	-	16.59	5	5.60	1.49	-	1.49	9.36	-	9.36
2022	< 1	15.17	-	15.17	5	4.71	1.49	-	1.49	(17.05)	-	(17.05)
2021	< 1	18.28	-	18.28	6	4.38	1.49	-	1.49	(4.10)	-	(4.10)
2020	< 1	19.07	-	19.07	6	4.72	1.49	-	1.49	5.01	-	5.01

PIMCO VIT Real Return Portfolio - Advisor Class
2024	4	13.55	-	14.62	49	2.56	1.29	-	1.69	0.30	-	0.71
2023	4	13.04	-	14.51	55	2.90	1.29	-	1.89	1.62	-	2.24
2022	6	12.83	-	14.20	80	6.89	1.29	-	1.89	(13.65)	-	(13.12)
2021	7	14.86	-	16.34	109	4.68	1.29	-	1.89	3.49	-	4.12
2020	9	14.35	-	15.69	134	1.31	1.29	-	1.89	9.50	-	10.16

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO VIT Total Return Portfolio - Advisor Class
2024	3	$13.63	-	14.70	$44	3.93%	1.49	-	1.89%	0.49	-	0.90%
2023	5	13.56	-	14.57	68	3.45	1.49	-	1.89	3.84	-	4.26
2022	6	13.06	-	13.98	78	2.46	1.49	-	1.89	(16.00)	-	(15.66)
2021	8	15.55	-	17.10	127	1.71	1.29	-	1.89	(3.22)	-	(2.64)
2020	13	16.07	-	17.57	211	2.03	1.29	-	1.89	6.50	-	7.14

Putnam VT Core Equity Fund - Class IB
2024	140	38.94	-	60.17	5,474	0.63	1.25	-	1.89	24.56	-	25.36
2023	162	31.06	-	48.31	5,110	0.51	1.25	-	1.89	25.68	-	26.49
2022	178	24.56	-	41.12	4,425	0.99	1.25	-	1.89	(17.35)	-	(16.82)
2021	189	29.52	-	49.75	5,596	0.64	1.25	-	1.89	28.54	-	29.37
2020	205	22.82	-	38.70	4,705	0.94	1.25	-	1.89	15.12	-	15.86

Putnam VT Diversified Income Fund - Class IB
2024	38	18.66	-	20.22	770	6.25	1.25	-	1.60	4.06	-	4.43
2023	43	17.93	-	19.37	835	6.12	1.25	-	1.60	3.15	-	3.51
2022	45	17.46	-	18.71	844	6.62	1.25	-	1.65	(3.95)	-	(3.56)
2021	53	18.18	-	19.40	1,021	0.66	1.25	-	1.65	(8.48)	-	(8.11)
2020	57	19.86	-	21.11	1,190	7.88	1.25	-	1.65	(2.53)	-	(2.14)

Putnam VT Emerging Markets Equity Fund - Class IB
2024	17	9.13	-	19.31	329	1.41	1.25	-	1.60	13.71	-	14.12
2023	19	8.03	-	16.92	317	0.50	1.25	-	1.60	9.81	-	10.20
2022	21	7.31	-	15.35	314	—	1.25	-	1.60	(28.63)	-	(28.38)
2021	28	10.24	-	21.44	586	0.48	1.25	-	1.60	(5.72)	-	(5.39)
2020	28	12.61	-	22.66	632	0.04	1.25	-	1.65	25.83	-	26.34

Putnam VT Focused International Equity Fund - Class IB
2024	71	12.58	-	19.81	1,309	1.67	1.25	-	1.79	1.44	-	2.00
2023	78	12.40	-	19.42	1,402	0.70	1.25	-	1.79	17.13	-	17.76
2022	94	10.59	-	16.49	1,415	1.80	1.25	-	1.79	(19.65)	-	(19.22)
2021	112	13.18	-	20.42	2,095	0.76	1.25	-	1.79	10.57	-	11.17
2020	121	11.92	-	18.36	2,048	0.17	1.25	-	1.79	8.10	-	8.69

Putnam VT George Putnam Balanced Fund - Class IB
2024	96	27.41	-	28.91	2,823	1.20	1.25	-	1.89	14.52	-	15.26
2023	110	23.93	-	25.08	2,837	1.25	1.25	-	1.89	17.65	-	18.41
2022	117	20.34	-	21.18	2,565	0.90	1.25	-	1.89	(17.57)	-	(17.04)
2021	129	24.68	-	25.54	3,398	0.87	1.25	-	1.89	11.81	-	12.53
2020	152	22.07	-	22.69	3,539	1.18	1.25	-	1.89	13.23	-	13.96

Putnam VT Global Asset Allocation Fund - Class IB
2024	41	29.73	-	33.38	1,321	2.27	1.25	-	1.99	14.04	-	14.89
2023	49	25.88	-	29.27	1,417	1.60	1.25	-	1.99	15.16	-	16.02
2022	62	22.31	-	25.42	1,522	1.35	1.25	-	1.99	(17.69)	-	(17.08)
2021	69	26.90	-	30.88	2,057	0.70	1.25	-	1.99	11.69	-	12.53
2020	75	23.91	-	27.65	2,015	1.83	1.25	-	1.99	10.08	-	10.91

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Global Health Care Fund - Class IB
2024	36	$44.83	-	49.31	$1,725	0.48%	1.25	-	1.99%	(0.60)	-	0.15%
2023	42	45.10	-	49.23	2,001	0.31	1.25	-	1.99	6.98	-	7.77
2022	49	42.15	-	45.68	2,154	0.41	1.25	-	1.99	(6.56)	-	(5.86)
2021	48	45.11	-	48.53	2,249	1.10	1.25	-	1.99	17.03	-	17.91
2020	51	38.55	-	41.16	2,047	0.49	1.25	-	1.99	13.97	-	14.82

Putnam VT Government Money Market Fund - Class IB
2024	735	8.55	-	11.05	7,023	4.56	1.25	-	1.99	2.57	-	3.34
2023	703	8.33	-	10.70	6,522	4.35	1.25	-	1.99	2.37	-	3.13
2022	614	8.14	-	10.37	5,536	1.06	1.25	-	1.99	(0.88)	-	(0.14)
2021	687	8.21	-	10.39	6,224	0.01	1.25	-	1.99	(1.97)	-	(1.24)
2020	666	8.38	-	10.52	6,119	0.19	1.25	-	1.99	(1.80)	-	(1.06)

Putnam VT High Yield Fund - Class IB
2024	47	27.77	-	28.08	1,409	5.95	1.25	-	1.99	5.71	-	6.51
2023	53	26.08	-	26.56	1,514	5.37	1.25	-	1.99	9.92	-	10.74
2022	60	23.55	-	24.16	1,546	5.32	1.25	-	1.99	(13.35)	-	(12.71)
2021	68	26.97	-	27.89	2,003	4.87	1.25	-	1.99	2.89	-	3.66
2020	81	26.02	-	27.10	2,245	5.72	1.25	-	1.99	3.12	-	3.89

Putnam VT Income Fund - Class IB
2024	194	13.77	-	18.62	3,138	5.51	1.25	-	1.99	0.28	-	1.03
2023	215	13.73	-	18.43	3,452	5.91	1.25	-	1.99	2.62	-	3.39
2022	246	13.38	-	17.82	3,817	5.72	1.25	-	1.99	(15.52)	-	(14.89)
2021	271	15.84	-	20.94	4,943	1.36	1.25	-	1.99	(6.48)	-	(5.78)
2020	275	16.93	-	22.22	5,318	4.74	1.25	-	1.99	3.63	-	4.41

Putnam VT International Equity Fund - Class IB
2024	135	21.31	-	22.55	2,773	2.19	1.25	-	1.89	1.02	-	1.68
2023	151	20.96	-	22.32	3,072	0.04	1.25	-	1.89	16.28	-	17.03
2022	169	17.91	-	19.20	2,943	1.54	1.25	-	1.89	(16.37)	-	(15.83)
2021	180	21.28	-	22.95	3,740	1.12	1.25	-	1.89	6.77	-	7.46
2020	172	19.80	-	21.50	3,464	1.69	1.25	-	1.89	9.98	-	10.69

Putnam VT International Value Fund - Class IB
2024	21	18.07	-	20.68	429	2.55	1.25	-	1.60	3.53	-	3.89
2023	24	16.51	-	19.91	466	1.54	1.25	-	1.65	16.73	-	17.20
2022	28	14.14	-	16.99	471	2.01	1.25	-	1.65	(8.34)	-	(7.97)
2021	30	15.43	-	18.46	536	2.02	1.25	-	1.65	13.05	-	13.50
2020	32	13.65	-	16.26	503	2.45	1.25	-	1.65	2.23	-	2.64

Putnam VT Large Cap Growth Fund - Class IB
2024	342	31.75	-	36.05	11,014	—	1.25	-	1.89	30.88	-	31.73
2023	411	24.10	-	27.54	10,160	—	1.25	-	1.89	41.76	-	42.68
2022	465	16.89	-	19.43	8,049	—	1.25	-	1.89	(31.81)	-	(31.37)
2021	508	28.49	-	30.10	12,886	—	0.83	-	1.89	20.35	-	21.64
2020	535	23.68	-	24.75	11,205	0.04	0.83	-	1.89	36.10	-	37.56

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Large Cap Value Fund - Class IB
2024	230	$52.71	-	67.38	$14,154	1.14%	1.25	-	1.99%	16.77	-	17.65%
2023	270	45.14	-	57.27	13,945	2.08	1.25	-	1.99	13.38	-	14.22
2022	304	39.81	-	50.14	13,795	1.50	1.25	-	1.99	(5.05)	-	(4.34)
2021	334	17.47	-	41.93	16,027	1.22	0.83	-	1.99	24.78	-	26.25
2020	367	13.84	-	33.60	13,894	1.73	0.83	-	1.99	3.70	-	4.93

Putnam VT Mortgage Securities Fund - Class IB
2024	39	15.64	-	17.37	660	6.57	1.25	-	1.60	3.08	-	3.44
2023	39	15.17	-	16.79	646	15.67	1.25	-	1.60	3.60	-	3.96
2022	40	14.64	-	16.15	645	9.49	1.25	-	1.60	(11.51)	-	(11.20)
2021	50	16.55	-	18.19	893	—	1.25	-	1.60	(5.30)	-	(4.97)
2020	54	17.47	-	19.14	1,025	9.57	1.25	-	1.60	(3.13)	-	(2.79)

Putnam VT Research Fund - Class IB
2024	35	47.74	-	63.73	1,651	0.39	1.25	-	1.89	23.89	-	24.69
2023	39	38.29	-	51.44	1,478	0.81	1.25	-	1.89	26.44	-	27.25
2022	43	30.09	-	40.68	1,293	0.57	1.25	-	1.89	(18.84)	-	(18.31)
2021	45	36.83	-	50.13	1,668	0.10	1.25	-	1.89	21.80	-	22.58
2020	52	30.05	-	41.16	1,555	0.59	1.25	-	1.89	17.66	-	18.42

Putnam VT Small Cap Growth Fund - Class IB
2024	1	58.35	-	63.69	84	—	1.25	-	1.65	21.29	-	21.78
2023	2	48.11	-	52.30	113	—	1.25	-	1.65	21.12	-	21.61
2022	3	39.72	-	43.01	133	—	1.25	-	1.65	(29.48)	-	(29.20)
2021	3	56.32	-	60.74	190	—	1.25	-	1.65	12.00	-	12.45
2020	4	50.29	-	54.02	218	—	1.25	-	1.65	45.93	-	46.52

Putnam VT Small Cap Value Fund - Class IB
2024	29	54.78	-	66.22	1,740	0.97	1.25	-	1.65	4.44	-	4.86
2023	33	52.45	-	63.15	1,890	0.17	1.25	-	1.65	21.72	-	22.21
2022	41	43.09	-	51.67	1,872	0.17	1.25	-	1.65	(14.41)	-	(14.07)
2021	45	41.35	-	50.35	2,399	0.71	0.83	-	1.65	37.60	-	38.75
2020	45	29.80	-	36.59	1,787	1.13	0.83	-	1.65	2.25	-	3.10

Putnam VT Sustainable Future Fund - Class IB
2024	7	55.19	-	59.59	420	—	1.25	-	1.60	13.04	-	13.44
2023	7	48.83	-	52.53	377	—	1.25	-	1.60	26.48	-	26.92
2022	8	38.60	-	41.39	320	—	1.25	-	1.60	(35.08)	-	(34.85)
2021	8	59.46	-	63.53	517	—	1.25	-	1.60	4.38	-	4.75
2020	8	56.97	-	60.65	504	0.11	1.25	-	1.60	50.19	-	50.72

Putnam VT Sustainable Leaders Fund - Class IB
2024	187	44.60	-	72.48	8,303	0.21	1.25	-	1.99	20.57	-	21.48
2023	208	36.71	-	60.12	7,607	0.53	1.25	-	1.99	23.61	-	24.54
2022	237	29.48	-	48.63	6,957	0.55	1.25	-	1.99	(24.44)	-	(23.87)
2021	259	38.73	-	64.36	9,999	0.14	1.25	-	1.99	21.08	-	21.99
2020	276	31.75	-	53.15	8,739	0.42	1.25	-	1.99	26.19	-	27.14

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Templeton Developing Markets VIP Fund - Class 2
2024	13	$35.50	-	41.55	$504	3.85%	1.29	-	1.99%	5.52	-	6.27%
2023	17	33.64	-	39.10	610	1.99	1.29	-	1.99	10.40	-	11.18
2022	22	30.47	-	35.17	693	2.61	1.29	-	1.99	(23.53)	-	(22.99)
2021	22	39.85	-	45.66	895	0.88	1.29	-	1.99	(7.61)	-	(6.95)
2020	23	43.13	-	49.08	1,018	4.15	1.29	-	1.99	14.86	-	15.67

Templeton Foreign VIP Fund - Class 2
2024	137	15.70	—	16.70	3,000	2.39	1.25	—	1.89	(2.87)	—	(2.23)
2023	163	16.16	—	17.08	3,700	3.14	1.25	—	1.89	18.49	—	19.26
2022	203	13.64	—	14.32	3,847	3.04	1.25	—	1.89	(9.34)	—	(8.75)
2021	225	15.05	—	15.70	4,696	1.82	1.25	—	1.89	2.20	—	2.86
2020	235	14.72	—	15.26	4,777	3.38	1.25	—	1.89	(3.02)	—	(2.39)